UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03732
MFS VARIABLE INSURANCE TRUST II
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Corporate Bond Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$31	0.63%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	138,294,127	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	381	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	28
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Issuer country weightings
United States	68.5%
Canada	4.9%
United Kingdom	4.5%
Australia	3.6%
Italy	2.0%
Switzerland	1.9%
Ireland	1.9%
Japan	1.8%
Bermuda	1.3%
Other Countries	9.6%
Composition including fixed income credit quality
AAA	3.8%
AA	4.1%
A	28.1%
BBB	51.4%
BB	5.5%
B	1.8%
C	0.0%
U.S. Government	4.0%
Not Rated	0.0%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BDSIC-SEM

MFS® Corporate Bond Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.88%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	138,294,127	Average Effective Maturity (yrs):	10.1
Total Number of Holdings:	381	Average Effective Duration (yrs):	6.8
Portfolio Turnover (%):	28
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	98.7%
Money Market Funds	1.3%
Issuer country weightings
United States	68.5%
Canada	4.9%
United Kingdom	4.5%
Australia	3.6%
Italy	2.0%
Switzerland	1.9%
Ireland	1.9%
Japan	1.8%
Bermuda	1.3%
Other Countries	9.6%
Composition including fixed income credit quality
AAA	3.8%
AA	4.1%
A	28.1%
BBB	51.4%
BB	5.5%
B	1.8%
C	0.0%
U.S. Government	4.0%
Not Rated	0.0%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
BDSSC-SEM

MFS® Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$24	0.44%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	419,522,270	Portfolio Turnover (%):	24
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Information Technology	31.6%
Financials	13.0%
Health Care	11.9%
Communication Services	9.6%
Consumer Discretionary	9.2%
Industrials	7.4%
Consumer Staples	5.9%
Energy	3.9%
Real Estate	2.9%
Utilities	2.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.9%
Microsoft Corp.	7.6%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., "A"	3.6%
Alphabet, Inc., "A"	2.7%
Lam Research Corp.	2.0%
AbbVie, Inc.	1.9%
Alphabet, Inc., "C"	1.9%
Johnson & Johnson	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CGSIC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.69%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	419,522,270	Portfolio Turnover (%):	24
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
GICS equity sectors
Information Technology	31.6%
Financials	13.0%
Health Care	11.9%
Communication Services	9.6%
Consumer Discretionary	9.2%
Industrials	7.4%
Consumer Staples	5.9%
Energy	3.9%
Real Estate	2.9%
Utilities	2.8%
Materials	1.4%
Top ten holdings
NVIDIA Corp.	7.9%
Microsoft Corp.	7.6%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., "A"	3.6%
Alphabet, Inc., "A"	2.7%
Lam Research Corp.	2.0%
AbbVie, Inc.	1.9%
Alphabet, Inc., "C"	1.9%
Johnson & Johnson	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
CGSSC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$63	1.23%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	36,374,453	Portfolio Turnover (%):	19
Total Number of Holdings:	98
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd.	6.4%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	2.6%
Infosys Ltd.	2.4%
Tata Consultancy Services Ltd.	1.9%
Delta Electronics, Inc.	1.9%
HDFC Bank Ltd.	1.9%
Hon Hai Precision Industry Co. Ltd.	1.9%
China Construction Bank Corp.	1.8%
Issuer country weightings
China	24.8%
South Korea	15.7%
India	15.4%
Taiwan	14.7%
Brazil	6.2%
Indonesia	3.6%
Mexico	2.9%
Hong Kong	2.2%
Thailand	1.9%
Other Countries	12.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FCEIC-SEM

MFS® Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$76	1.48%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	36,374,453	Portfolio Turnover (%):	19
Total Number of Holdings:	98
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Samsung Electronics Co. Ltd.	6.4%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	2.6%
Infosys Ltd.	2.4%
Tata Consultancy Services Ltd.	1.9%
Delta Electronics, Inc.	1.9%
HDFC Bank Ltd.	1.9%
Hon Hai Precision Industry Co. Ltd.	1.9%
China Construction Bank Corp.	1.8%
Issuer country weightings
China	24.8%
South Korea	15.7%
India	15.4%
Taiwan	14.7%
Brazil	6.2%
Indonesia	3.6%
Mexico	2.9%
Hong Kong	2.2%
Thailand	1.9%
Other Countries	12.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FCESC-SEM

MFS® International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$46	0.89%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,378,277,514	Portfolio Turnover (%):	9
Total Number of Holdings:	94
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.2%
TotalEnergies SE	3.1%
Cadence Design Systems, Inc.	3.0%
Franco-Nevada Corp.	2.8%
Legrand S.A.	2.5%
NatWest Group PLC	2.4%
Samsung Electronics Co. Ltd.	2.4%
AIB Group PLC	2.2%
SAP SE	2.2%
Issuer country weightings
France	16.5%
United Kingdom	15.1%
Japan	13.5%
Germany	9.4%
United States	9.3%
Switzerland	7.1%
Canada	4.7%
Ireland	4.7%
Spain	4.1%
Other Countries	15.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FCGIC-SEM

MFS® International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Intrinsic Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	1.14%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,378,277,514	Portfolio Turnover (%):	9
Total Number of Holdings:	94
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.3%
Money Market Funds	1.7%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Schneider Electric SE	3.2%
TotalEnergies SE	3.1%
Cadence Design Systems, Inc.	3.0%
Franco-Nevada Corp.	2.8%
Legrand S.A.	2.5%
NatWest Group PLC	2.4%
Samsung Electronics Co. Ltd.	2.4%
AIB Group PLC	2.2%
SAP SE	2.2%
Issuer country weightings
France	16.5%
United Kingdom	15.1%
Japan	13.5%
Germany	9.4%
United States	9.3%
Switzerland	7.1%
Canada	4.7%
Ireland	4.7%
Spain	4.1%
Other Countries	15.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FCGSC-SEM

MFS® International
Growth Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$45	0.88%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	261,275,335	Portfolio Turnover (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
SAP SE	5.0%
Schneider Electric SE	4.3%
Hitachi Ltd.	4.0%
Nestle S.A.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Roche Holding AG	3.2%
Heineken N.V.	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.1%
Issuer country weightings
France	16.0%
Germany	10.9%
Switzerland	10.2%
Japan	10.0%
United Kingdom	7.3%
Canada	6.5%
Taiwan	6.4%
Netherlands	5.4%
United States	5.0%
Other Countries	22.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FCIIC-SEM

MFS® International
Growth Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	1.13%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	261,275,335	Portfolio Turnover (%):	9
Total Number of Holdings:	88
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Top ten holdings
SAP SE	5.0%
Schneider Electric SE	4.3%
Hitachi Ltd.	4.0%
Nestle S.A.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Roche Holding AG	3.2%
Heineken N.V.	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.9%
Linde PLC	2.6%
Amadeus IT Group S.A.	2.1%
Issuer country weightings
France	16.0%
Germany	10.9%
Switzerland	10.2%
Japan	10.0%
United Kingdom	7.3%
Canada	6.5%
Taiwan	6.4%
Netherlands	5.4%
United States	5.0%
Other Countries	22.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
FCISC-SEM

MFS® Government
Securities Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$29	0.58%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	290,756,901	Average Effective Maturity (yrs):	6.9
Total Number of Holdings:	562	Average Effective Duration (yrs):	5.9
Portfolio Turnover (%):	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	91.9%
Money Market Funds	8.1%
Composition including fixed income credit quality
AAA	7.4%
AA	1.2%
A	0.6%
BBB	0.0%
U.S. Government	28.0%
Federal Agencies	54.7%
Money Market Funds	8.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GSSIC-SEM

MFS® Government
Securities Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.83%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	290,756,901	Average Effective Maturity (yrs):	6.9
Total Number of Holdings:	562	Average Effective Duration (yrs):	5.9
Portfolio Turnover (%):	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	91.9%
Money Market Funds	8.1%
Composition including fixed income credit quality
AAA	7.4%
AA	1.2%
A	0.6%
BBB	0.0%
U.S. Government	28.0%
Federal Agencies	54.7%
Money Market Funds	8.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GSSSC-SEM

MFS® High Yield Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$36	0.72%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	236,789,402	Average Effective Maturity (yrs):	4.2
Total Number of Holdings:	333	Average Effective Duration (yrs):	3.0
Portfolio Turnover (%):	28
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	2.4%
ETFs	1.5%
Equities	0.3%
Composition including fixed income credit quality
BBB	1.9%
BB	43.4%
B	37.8%
CCC	12.3%
CC	0.2%
C	0.0%
Not Rated	0.2%
Non-Fixed Income	1.8%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYSIC-SEM

MFS® High Yield Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.97%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	236,789,402	Average Effective Maturity (yrs):	4.2
Total Number of Holdings:	333	Average Effective Duration (yrs):	3.0
Portfolio Turnover (%):	28
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	95.8%
Money Market Funds	2.4%
ETFs	1.5%
Equities	0.3%
Composition including fixed income credit quality
BBB	1.9%
BB	43.4%
B	37.8%
CCC	12.3%
CC	0.2%
C	0.0%
Not Rated	0.2%
Non-Fixed Income	1.8%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
HYSSC-SEM

MFS® Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.73%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,015,104,399	Portfolio Turnover (%):	10
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	39.7%
Financials	13.5%
Health Care	11.3%
Communication Services	9.1%
Industrials	7.9%
Consumer Discretionary	7.5%
Consumer Staples	6.3%
Real Estate	1.9%
Materials	1.0%
Utilities	0.9%
Top ten holdings
Microsoft Corp.	14.5%
Alphabet, Inc., "A"	6.1%
Apple, Inc.	5.6%
NVIDIA Corp.	5.2%
Visa, Inc., "A"	4.1%
Accenture PLC, "A"	3.2%
Church & Dwight Co., Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MISIC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.98%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	1,015,104,399	Portfolio Turnover (%):	10
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
GICS equity sectors
Information Technology	39.7%
Financials	13.5%
Health Care	11.3%
Communication Services	9.1%
Industrials	7.9%
Consumer Discretionary	7.5%
Consumer Staples	6.3%
Real Estate	1.9%
Materials	1.0%
Utilities	0.9%
Top ten holdings
Microsoft Corp.	14.5%
Alphabet, Inc., "A"	6.1%
Apple, Inc.	5.6%
NVIDIA Corp.	5.2%
Visa, Inc., "A"	4.1%
Accenture PLC, "A"	3.2%
Church & Dwight Co., Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MISSC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® U.S. Government
Money Market Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$23	0.45%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	279,835,255
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	75.6%
Repurchase Agreements, collateralized by U.S. Treasury and U.S. Government Agency Securities	24.4%
Composition including fixed income credit quality
A-1+	61.3%
A-1	38.7%
Maturity breakdown
0 - 7 days	36.9%
8 - 29 days	25.6%
30 - 59 days	23.6%
60 - 89 days	5.4%
90 - 365 days	8.5%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, and statement of additional information online at insurancefunds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKSIC-SEM

MFS® U.S. Government
Money Market Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.45%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	279,835,255
Total Number of Holdings:	22
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	75.6%
Repurchase Agreements, collateralized by U.S. Treasury and U.S. Government Agency Securities	24.4%
Composition including fixed income credit quality
A-1+	61.3%
A-1	38.7%
Maturity breakdown
0 - 7 days	36.9%
8 - 29 days	25.6%
30 - 59 days	23.6%
60 - 89 days	5.4%
90 - 365 days	8.5%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, and statement of additional information online at insurancefunds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MKSSC-SEM

MFS® Global Research Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.85%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	76,538,794	Portfolio Turnover (%):	9
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	5.5%
Alphabet, Inc., "A"	3.7%
Amazon.com, Inc.	3.3%
NVIDIA Corp.	2.8%
Meta Platforms, Inc., "A"	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Visa, Inc., "A"	1.9%
Hitachi Ltd.	1.6%
NatWest Group PLC	1.4%
Salesforce, Inc.	1.4%
Issuer country weightings
United States	66.8%
France	6.0%
United Kingdom	4.4%
Japan	4.2%
Switzerland	3.6%
Netherlands	2.0%
Taiwan	1.9%
China	1.9%
Canada	1.5%
Other Countries	7.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RESIC-SEM

MFS® Global Research Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.10%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	76,538,794	Portfolio Turnover (%):	9
Total Number of Holdings:	128
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	5.5%
Alphabet, Inc., "A"	3.7%
Amazon.com, Inc.	3.3%
NVIDIA Corp.	2.8%
Meta Platforms, Inc., "A"	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Visa, Inc., "A"	1.9%
Hitachi Ltd.	1.6%
NatWest Group PLC	1.4%
Salesforce, Inc.	1.4%
Issuer country weightings
United States	66.8%
France	6.0%
United Kingdom	4.4%
Japan	4.2%
Switzerland	3.6%
Netherlands	2.0%
Taiwan	1.9%
China	1.9%
Canada	1.5%
Other Countries	7.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RESSC-SEM

MFS® Core Equity Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.81%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	275,480,955	Portfolio Turnover (%):	16
Total Number of Holdings:	191
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.7%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	37.1%
Financial Services	13.7%
Health Care	12.6%
Consumer Cyclicals	12.1%
Capital Goods	12.0%
Energy	6.6%
Consumer Staples	3.7%
Telecommunications and Cable Television	1.5%
Top ten holdings
Microsoft Corp.	7.7%
NVIDIA Corp.	4.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., "A"	4.1%
Apple, Inc.	3.6%
Meta Platforms, Inc., "A"	2.5%
JPMorgan Chase & Co.	1.7%
Exxon Mobil Corp.	1.6%
Visa, Inc., "A"	1.6%
Johnson & Johnson	1.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGSIC-SEM

MFS® Core Equity Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.06%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	275,480,955	Portfolio Turnover (%):	16
Total Number of Holdings:	191
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	99.4%
Money Market Funds	0.7%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	37.1%
Financial Services	13.7%
Health Care	12.6%
Consumer Cyclicals	12.1%
Capital Goods	12.0%
Energy	6.6%
Consumer Staples	3.7%
Telecommunications and Cable Television	1.5%
Top ten holdings
Microsoft Corp.	7.7%
NVIDIA Corp.	4.5%
Amazon.com, Inc.	4.4%
Alphabet, Inc., "A"	4.1%
Apple, Inc.	3.6%
Meta Platforms, Inc., "A"	2.5%
JPMorgan Chase & Co.	1.7%
Exxon Mobil Corp.	1.6%
Visa, Inc., "A"	1.6%
Johnson & Johnson	1.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RGSSC-SEM

MFS® Research
International Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$45	0.89%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	469,256,130	Portfolio Turnover (%):	6
Total Number of Holdings:	111
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Novo Nordisk A.S., "B"	4.0%
Schneider Electric SE	3.6%
Linde PLC	3.3%
Hitachi Ltd.	2.8%
Roche Holding AG	2.5%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
NatWest Group PLC	1.9%
TotalEnergies SE	1.7%
Euronext N.V.	1.6%
Issuer country weightings
Japan	19.4%
France	14.2%
United Kingdom	10.6%
Switzerland	10.2%
United States	9.5%
Germany	6.4%
Denmark	4.6%
Australia	4.2%
Netherlands	3.4%
Other Countries	17.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RSSIC-SEM

MFS® Research
International Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	1.14%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	469,256,130	Portfolio Turnover (%):	6
Total Number of Holdings:	111
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.1%
Money Market Funds	1.9%
Top ten holdings
Novo Nordisk A.S., "B"	4.0%
Schneider Electric SE	3.6%
Linde PLC	3.3%
Hitachi Ltd.	2.8%
Roche Holding AG	2.5%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.3%
NatWest Group PLC	1.9%
TotalEnergies SE	1.7%
Euronext N.V.	1.6%
Issuer country weightings
Japan	19.4%
France	14.2%
United Kingdom	10.6%
Switzerland	10.2%
United States	9.5%
Germany	6.4%
Denmark	4.6%
Australia	4.2%
Netherlands	3.4%
Other Countries	17.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
RSSSC-SEM

MFS® Income Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$33	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,346,821	Average Effective Maturity (yrs):	7.6
Total Number of Holdings:	188	Average Effective Duration (yrs):	6.1
Portfolio Turnover (%):	42
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit quality
AAA	6.4%
AA	2.2%
A	12.3%
BBB	25.7%
BB	7.2%
B	4.9%
CCC	0.6%
CC	0.4%
C	0.0%
U.S. Government	31.4%
Federal Agencies	4.6%
Not Rated	1.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SISIC-SEM

MFS® Income Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$46	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	33,346,821	Average Effective Maturity (yrs):	7.6
Total Number of Holdings:	188	Average Effective Duration (yrs):	6.1
Portfolio Turnover (%):	42
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Composition including fixed income credit quality
AAA	6.4%
AA	2.2%
A	12.3%
BBB	25.7%
BB	7.2%
B	4.9%
CCC	0.6%
CC	0.4%
C	0.0%
U.S. Government	31.4%
Federal Agencies	4.6%
Not Rated	1.2%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
SISSC-SEM

MFS® Technology Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$47	0.83%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	170,440,153	Portfolio Turnover (%):	21
Total Number of Holdings:	49
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	94.4%
Money Market Funds	5.6%
Top ten holdings
Microsoft Corp.	10.1%
Meta Platforms, Inc., "A"	9.3%
Alphabet, Inc., "A"	8.6%
NVIDIA Corp.	6.7%
Apple, Inc.	5.9%
Broadcom, Inc.	3.5%
ServiceNow, Inc.	3.0%
Salesforce, Inc.	2.9%
KLA Corp.	2.4%
Oracle Corp.	2.3%
Top five industries
Electronics	26.8%
Computer Software	21.9%
Internet	21.6%
Computer Software - Systems	18.0%
Business Services	5.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
TKSIC-SEM

MFS® Technology Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	1.08%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	170,440,153	Portfolio Turnover (%):	21
Total Number of Holdings:	49
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	94.4%
Money Market Funds	5.6%
Top ten holdings
Microsoft Corp.	10.1%
Meta Platforms, Inc., "A"	9.3%
Alphabet, Inc., "A"	8.6%
NVIDIA Corp.	6.7%
Apple, Inc.	5.9%
Broadcom, Inc.	3.5%
ServiceNow, Inc.	3.0%
Salesforce, Inc.	2.9%
KLA Corp.	2.4%
Oracle Corp.	2.3%
Top five industries
Electronics	26.8%
Computer Software	21.9%
Internet	21.6%
Computer Software - Systems	18.0%
Business Services	5.3%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
TKSSC-SEM

MFS® Global Growth Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$45	0.88%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	51,996,627	Portfolio Turnover (%):	12
Total Number of Holdings:	75
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Alphabet, Inc., "A"	3.7%
Visa, Inc., "A"	3.2%
NVIDIA Corp.	2.9%
Apple, Inc.	2.6%
Accenture PLC, "A"	2.6%
HDFC Bank Ltd.	2.3%
Canadian Pacific Kansas City Ltd.	2.2%
Tencent Holdings Ltd.	2.1%
Issuer country weightings
United States	71.3%
Canada	5.1%
France	3.8%
Taiwan	3.8%
China	3.6%
India	2.3%
Japan	2.1%
Switzerland	1.9%
South Korea	1.7%
Other Countries	4.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGOIC-SEM

MFS® Global Growth Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	1.13%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	51,996,627	Portfolio Turnover (%):	12
Total Number of Holdings:	75
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Microsoft Corp.	7.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.8%
Alphabet, Inc., "A"	3.7%
Visa, Inc., "A"	3.2%
NVIDIA Corp.	2.9%
Apple, Inc.	2.6%
Accenture PLC, "A"	2.6%
HDFC Bank Ltd.	2.3%
Canadian Pacific Kansas City Ltd.	2.2%
Tencent Holdings Ltd.	2.1%
Issuer country weightings
United States	71.3%
Canada	5.1%
France	3.8%
Taiwan	3.8%
China	3.6%
India	2.3%
Japan	2.1%
Switzerland	1.9%
South Korea	1.7%
Other Countries	4.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGOSC-SEM

MFS® Global
Governments Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$34	0.70%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	86,393,801	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	74	Average Effective Duration (yrs):	7.4
Portfolio Turnover (%):	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	94.3%
Money Market Funds	5.7%
Issuer country weightings
United States	45.4%
Japan	11.9%
Italy	10.9%
United Kingdom	5.9%
Germany	5.8%
Spain	4.6%
Supranational	4.4%
South Korea	3.6%
Canada	1.9%
Other Countries	5.6%
Composition including fixed income credit quality
AAA	12.2%
AA	8.7%
A	12.0%
BBB	14.2%
BB	0.7%
B	0.5%
U.S. Government	36.8%
Federal Agencies	1.7%
Not Rated	7.5%
Money Market Funds	5.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGSIC-SEM

MFS® Global
Governments Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.95%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	86,393,801	Average Effective Maturity (yrs):	9.6
Total Number of Holdings:	74	Average Effective Duration (yrs):	7.4
Portfolio Turnover (%):	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Fixed Income	94.3%
Money Market Funds	5.7%
Issuer country weightings
United States	45.4%
Japan	11.9%
Italy	10.9%
United Kingdom	5.9%
Germany	5.8%
Spain	4.6%
Supranational	4.4%
South Korea	3.6%
Canada	1.9%
Other Countries	5.6%
Composition including fixed income credit quality
AAA	12.2%
AA	8.7%
A	12.0%
BBB	14.2%
BB	0.7%
B	0.5%
U.S. Government	36.8%
Federal Agencies	1.7%
Not Rated	7.5%
Money Market Funds	5.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WGSSC-SEM

MFS® Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$39	0.78%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	365,134,877	Portfolio Turnover (%):	56
Total Number of Holdings:	1,053
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	35.7%	47.1%	(14.1)%	68.7%
	Emerging Markets	10.4%	0.0%	0.0%	10.4%
	Japan	3.8%	3.9%	0.0%	7.7%
	Asia/Pacific ex-Japan	2.4%	3.2%	0.0%	5.6%
	Europe ex-U.K.	7.6%	0.0%	(2.7)%	4.9%
	North America ex-U.S.	4.3%	0.0%	(0.1)%	4.2%
	Supranational	2.2%	0.0%	0.0%	2.2%
	United Kingdom	2.6%	0.0%	(6.8)%	(4.2)%
	Total	69.0%	54.2%	(23.7)%	99.5%
Equity	Europe ex-U.K.	6.9%	7.4%	(0.2)%	14.1%
	U.S. Large Cap	11.5%	0.3%	(3.5)%	8.3%
	North America ex-U.S.	1.0%	3.2%	0.0%	4.2%
	Emerging Markets	2.1%	8.8%	(7.1)%	3.8%
	Japan	2.6%	1.2%	0.0%	3.8%
	U.S. Small/Mid Cap	6.7%	0.0%	(3.5)%	3.2%
	United Kingdom	2.9%	0.0%	(2.6)%	0.3%
	Asia/Pacific ex-Japan	0.6%	2.7%	(3.4)%	(0.1)%
	Total	34.3%	23.6%	(20.3)%	37.6%
Real Estate-related	U.S.	0.7%	0.0%	0.0%	0.7%
	Non-U.S.	0.3%	0.0%	0.0%	0.3%
	Total	1.0%	0.0%	0.0%	1.0%
Fixed Income (Inflation-adjusted)	U.S.	0.5%	0.0%	0.0%	0.5%
Cash	Cash & Cash Equivalents (d)				2.7%
	Other (e)				(41.3)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WTSIC-SEM

MFS® Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.03%
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	365,134,877	Portfolio Turnover (%):	56
Total Number of Holdings:	1,053
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/24)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	35.7%	47.1%	(14.1)%	68.7%
	Emerging Markets	10.4%	0.0%	0.0%	10.4%
	Japan	3.8%	3.9%	0.0%	7.7%
	Asia/Pacific ex-Japan	2.4%	3.2%	0.0%	5.6%
	Europe ex-U.K.	7.6%	0.0%	(2.7)%	4.9%
	North America ex-U.S.	4.3%	0.0%	(0.1)%	4.2%
	Supranational	2.2%	0.0%	0.0%	2.2%
	United Kingdom	2.6%	0.0%	(6.8)%	(4.2)%
	Total	69.0%	54.2%	(23.7)%	99.5%
Equity	Europe ex-U.K.	6.9%	7.4%	(0.2)%	14.1%
	U.S. Large Cap	11.5%	0.3%	(3.5)%	8.3%
	North America ex-U.S.	1.0%	3.2%	0.0%	4.2%
	Emerging Markets	2.1%	8.8%	(7.1)%	3.8%
	Japan	2.6%	1.2%	0.0%	3.8%
	U.S. Small/Mid Cap	6.7%	0.0%	(3.5)%	3.2%
	United Kingdom	2.9%	0.0%	(2.6)%	0.3%
	Asia/Pacific ex-Japan	0.6%	2.7%	(3.4)%	(0.1)%
	Total	34.3%	23.6%	(20.3)%	37.6%
Real Estate-related	U.S.	0.7%	0.0%	0.0%	0.7%
	Non-U.S.	0.3%	0.0%	0.0%	0.3%
	Total	1.0%	0.0%	0.0%	1.0%
Fixed Income (Inflation-adjusted)	U.S.	0.5%	0.0%	0.0%	0.5%
Cash	Cash & Cash Equivalents (d)				2.7%
	Other (e)				(41.3)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semi-annual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
WTSSC-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Blended Research Core Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Core Equity Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 1.4%
General Dynamics Corp.	17,694	$ 5,133,737
Honeywell International, Inc.	2,720	580,829
		$5,714,566
Airlines – 0.5%
United Airlines Holdings, Inc. (a)	42,911	$ 2,088,049
Apparel Manufacturers – 0.7%
Deckers Outdoor Corp. (a)	451	$ 436,546
PVH Corp.	24,898	2,635,951
		$3,072,497
Automotive – 0.3%
Aptiv PLC (a)	13,077	$ 920,882
Tesla, Inc. (a)	2,380	470,955
		$1,391,837
Biotechnology – 0.6%
Biogen, Inc. (a)	11,731	$ 2,719,480
Broadcasting – 0.6%
Omnicom Group, Inc.	28,704	$ 2,574,749
Brokerage & Asset Managers – 0.8%
Citigroup, Inc.	48,177	$ 3,057,312
TPG, Inc.	9,044	374,874
		$3,432,186
Business Services – 1.6%
Accenture PLC, “A”	4,374	$ 1,327,116
Verisk Analytics, Inc., “A”	20,424	5,505,289
		$6,832,405
Chemicals – 0.3%
Eastman Chemical Co.	11,919	$ 1,167,704
PPG Industries, Inc.	2,413	303,773
		$1,471,477
Computer Software – 10.3%
Adobe Systems, Inc. (a)	4,743	$ 2,634,926
Autodesk, Inc. (a)	5,898	1,459,460
Microsoft Corp.	70,937	31,705,292
Salesforce, Inc.	29,274	7,526,346
		$43,326,024
Computer Software - Systems – 6.6%
Apple, Inc.	124,045	$ 26,126,358
ServiceNow, Inc. (a)	1,984	1,560,753
		$27,687,111
CGSFS-SEM
1

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
Builders FirstSource, Inc. (a)	31,705	$ 4,388,289
Masco Corp.	27,028	1,801,957
		$6,190,246
Consumer Products – 1.8%
Colgate-Palmolive Co.	31,967	$ 3,102,078
Kimberly-Clark Corp.	32,086	4,434,285
		$7,536,363
Consumer Services – 1.3%
Booking Holdings, Inc.	1,421	$ 5,629,291
Electrical Equipment – 0.9%
Amphenol Corp., “A”	10,421	$ 702,063
TE Connectivity Ltd.	20,071	3,019,280
		$3,721,343
Electronics – 13.1%
Applied Materials, Inc.	26,940	$ 6,357,571
Broadcom, Inc.	1,194	1,917,003
Lam Research Corp.	7,696	8,195,085
NVIDIA Corp.	268,235	33,137,752
NXP Semiconductors N.V.	19,809	5,330,404
		$54,937,815
Energy - Independent – 3.7%
ConocoPhillips	34,111	$ 3,901,616
EOG Resources, Inc.	7,610	957,871
Phillips 66	39,513	5,578,050
Valero Energy Corp.	31,588	4,951,735
		$15,389,272
Energy - Integrated – 0.2%
Exxon Mobil Corp.	3,357	$ 386,458
National Gas Fuel Co.	10,965	594,193
		$980,651
Energy - Renewables – 0.1%
AES Corp.	20,784	$ 365,175
Entertainment – 0.6%
Spotify Technology S.A. (a)	8,457	$ 2,653,722
Food & Beverages – 1.6%
General Mills, Inc.	35,833	$ 2,266,796
Mondelez International, Inc.	26,330	1,723,035
PepsiCo, Inc.	16,745	2,761,753
		$6,751,584
Gaming & Lodging – 0.4%
Ryman Hospitality Properties, Inc., REIT	16,329	$ 1,630,614
2

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.6%
Cigna Group	18,757	$ 6,200,501
UnitedHealth Group, Inc.	791	402,825
		$6,603,326
Insurance – 5.1%
Ameriprise Financial, Inc.	13,540	$ 5,784,153
Berkshire Hathaway, Inc., “B” (a)	5,275	2,145,870
Corebridge Financial, Inc.	192,614	5,608,920
Equitable Holdings, Inc.	76,220	3,114,349
Hartford Financial Services Group, Inc.	17,764	1,785,993
MetLife, Inc.	15,708	1,102,544
Reinsurance Group of America, Inc.	8,783	1,802,886
		$21,344,715
Internet – 8.2%
Alphabet, Inc., “A”	61,963	$ 11,286,561
Alphabet, Inc., “C”	43,134	7,911,638
Meta Platforms, Inc., “A”	30,281	15,268,286
		$34,466,485
Machinery & Tools – 1.5%
AGCO Corp.	11,331	$ 1,109,078
CNH Industrial N.V.	169,422	1,716,245
Eaton Corp. PLC	6,140	1,925,197
Mueller Industries, Inc.	7,607	433,143
Timken Co.	8,463	678,140
Wabtec Corp.	2,808	443,804
		$6,305,607
Major Banks – 3.2%
JPMorgan Chase & Co.	30,899	$ 6,249,632
Wells Fargo & Co.	123,045	7,307,642
		$13,557,274
Medical & Health Technology & Services – 2.4%
IDEXX Laboratories, Inc. (a)	822	$ 400,478
IQVIA Holdings, Inc. (a)	6,659	1,407,979
McKesson Corp.	11,920	6,961,757
Veeva Systems, Inc. (a)	6,632	1,213,722
		$9,983,936
Medical Equipment – 0.8%
Abbott Laboratories	9,189	$ 954,829
Align Technology, Inc. (a)	2,566	619,509
Becton, Dickinson and Co.	1,750	408,992
Boston Scientific Corp. (a)	7,254	558,631
Medtronic PLC	9,018	709,807
		$3,251,768
Natural Gas - Distribution – 0.4%
UGI Corp.	66,431	$ 1,521,270
Network & Telecom – 0.4%
Motorola Solutions, Inc.	4,190	$ 1,617,549
3

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.1%
TechnipFMC PLC	16,305	$ 426,376
Other Banks & Diversified Financials – 3.9%
American Express Co.	25,325	$ 5,864,004
Mastercard, Inc., “A”	3,106	1,370,243
Northern Trust Corp.	20,916	1,756,526
Popular, Inc.	15,556	1,375,617
Visa, Inc., “A”	22,614	5,935,496
		$16,301,886
Pharmaceuticals – 6.5%
AbbVie, Inc.	46,730	$ 8,015,129
Eli Lilly & Co.	2,526	2,286,990
Johnson & Johnson	52,093	7,613,913
Merck & Co., Inc.	6,066	750,971
Organon & Co.	60,643	1,255,310
Pfizer, Inc.	144,315	4,037,934
Vertex Pharmaceuticals, Inc. (a)	7,226	3,386,971
		$27,347,218
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	3,346	$ 399,947
Railroad & Shipping – 1.2%
CSX Corp.	155,715	$ 5,208,667
Real Estate – 1.7%
Brixmor Property Group, Inc., REIT	45,641	$ 1,053,851
Essential Properties Realty Trust, REIT	22,253	616,631
Jones Lang LaSalle, Inc. (a)	22,540	4,627,011
W.P. Carey, Inc., REIT	11,465	631,148
		$6,928,641
Specialty Chemicals – 1.1%
Chemours Co.	77,228	$ 1,743,036
RPM International, Inc.	25,940	2,793,219
		$4,536,255
Specialty Stores – 8.2%
Amazon.com, Inc. (a)	96,985	$ 18,742,351
Home Depot, Inc.	14,086	4,848,965
O'Reilly Automotive, Inc. (a)	5,139	5,427,092
Target Corp.	35,793	5,298,796
		$34,317,204
Telecommunications - Wireless – 0.9%
SBA Communications Corp., REIT	14,980	$ 2,940,574
T-Mobile USA, Inc.	4,145	730,266
		$3,670,840
Tobacco – 1.2%
Altria Group, Inc.	109,663	$ 4,995,150
4

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.2%
Dominion Energy, Inc.	56,438	$ 2,765,462
DTE Energy Co.	3,636	403,632
Duke Energy Corp.	4,906	491,729
Edison International	34,147	2,452,096
PG&E Corp.	168,492	2,941,870
		$9,054,789
Total Common Stocks (Identified Cost, $235,663,613)		$417,935,360
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $1,701,968)	1,701,967	$ 1,702,137
Other Assets, Less Liabilities – (0.0)%		(115,227)
Net Assets – 100.0%		$419,522,270
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,702,137 and $417,935,360, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Blended Research Core Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $235,663,613)	$417,935,360
Investments in affiliated issuers, at value (identified cost, $1,701,968)	1,702,137
Receivables for
Fund shares sold	4,043
Dividends	353,937
Other assets	1,049
Total assets	$419,996,526
Liabilities
Payables for
Fund shares reacquired	$404,563
Payable to affiliates
Investment adviser	17,802
Administrative services fee	769
Shareholder servicing costs	14
Distribution and/or service fees	3,971
Payable for independent Trustees' compensation	140
Accrued expenses and other liabilities	46,997
Total liabilities	$474,256
Net assets	$419,522,270
Net assets consist of
Paid-in capital	$163,767,002
Total distributable earnings (loss)	255,755,268
Net assets	$419,522,270
Shares of beneficial interest outstanding	6,440,641
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$274,716,794	4,194,793	$65.49
Service Class	144,805,476	2,245,848	64.48
See Notes to Financial Statements
6

MFS Blended Research Core Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$3,048,883
Dividends from affiliated issuers	64,893
Other	5,507
Income on securities loaned	2,338
Foreign taxes withheld	(7,121)
Total investment income	$3,114,500
Expenses
Management fee	$812,294
Distribution and/or service fees	178,044
Shareholder servicing costs	873
Administrative services fee	34,110
Independent Trustees' compensation	4,128
Custodian fee	8,929
Shareholder communications	4,487
Audit and tax fees	33,280
Legal fees	1,060
Miscellaneous	13,534
Total expenses	$1,090,739
Reduction of expenses by investment adviser	(26,441)
Net expenses	$1,064,298
Net investment income (loss)	$2,050,202
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$40,376,002
Affiliated issuers	(128)
Net realized gain (loss)	$40,375,874
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$25,149,438
Affiliated issuers	19
Net unrealized gain (loss)	$25,149,457
Net realized and unrealized gain (loss)	$65,525,331
Change in net assets from operations	$67,575,533
See Notes to Financial Statements
7

MFS Blended Research Core Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$2,050,202	$3,729,939
Net realized gain (loss)	40,375,874	28,288,516
Net unrealized gain (loss)	25,149,457	62,640,091
Change in net assets from operations	$67,575,533	$94,658,546
Total distributions to shareholders	$—	$(34,508,040)
Change in net assets from fund share transactions	$(39,074,368)	$(32,461,024)
Total change in net assets	$28,501,165	$27,689,482
Net assets
At beginning of period	391,021,105	363,331,623
At end of period	$419,522,270	$391,021,105
See Notes to Financial Statements
8

MFS Blended Research Core Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$55.45	$47.48	$68.53	$57.28	$53.06	$45.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.56	$0.68	$0.63	$0.67	$0.80
Net realized and unrealized gain (loss)	9.71	12.46	(10.77)	15.96	7.21	11.74
Total from investment operations	$10.04	$13.02	$(10.09)	$16.59	$7.88	$12.54
Less distributions declared to shareholders
From net investment income	$—	$(0.76)	$(0.68)	$(0.74)	$(0.88)	$(0.79)
From net realized gain	—	(4.29)	(10.28)	(4.60)	(2.78)	(3.98)
Total distributions declared to shareholders	$—	$(5.05)	$(10.96)	$(5.34)	$(3.66)	$(4.77)
Net asset value, end of period (x)	$65.49	$55.45	$47.48	$68.53	$57.28	$53.06
Total return (%) (k)(r)(s)(x)	18.11(n)	28.53	(16.00)	29.53	15.34	29.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45(a)	0.44	0.45	0.45	0.45	0.45
Expenses after expense reductions	0.44(a)	0.43	0.44	0.43	0.44	0.44
Net investment income (loss)	1.10(a)	1.08	1.20	0.98	1.30	1.58
Portfolio turnover rate	24(n)	42	43	51	56	46
Net assets at end of period (000 omitted)	$274,717	$251,495	$230,413	$313,788	$280,679	$285,654

See Notes to Financial Statements
9

MFS Blended Research Core Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$54.66	$46.82	$67.71	$56.68	$52.54	$44.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.42	$0.53	$0.47	$0.54	$0.67
Net realized and unrealized gain (loss)	9.57	12.29	(10.62)	15.76	7.12	11.64
Total from investment operations	$9.82	$12.71	$(10.09)	$16.23	$7.66	$12.31
Less distributions declared to shareholders
From net investment income	$—	$(0.58)	$(0.52)	$(0.60)	$(0.74)	$(0.66)
From net realized gain	—	(4.29)	(10.28)	(4.60)	(2.78)	(3.98)
Total distributions declared to shareholders	$—	$(4.87)	$(10.80)	$(5.20)	$(3.52)	$(4.64)
Net asset value, end of period (x)	$64.48	$54.66	$46.82	$67.71	$56.68	$52.54
Total return (%) (k)(r)(s)(x)	17.97(n)	28.20	(16.20)	29.18	15.06	28.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70(a)	0.69	0.70	0.70	0.70	0.70
Expenses after expense reductions	0.69(a)	0.68	0.69	0.68	0.69	0.69
Net investment income (loss)	0.84(a)	0.83	0.96	0.73	1.05	1.33
Portfolio turnover rate	24(n)	42	43	51	56	46
Net assets at end of period (000 omitted)	$144,805	$139,526	$132,919	$221,299	$191,661	$186,380
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When
11

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$417,935,360	$—	$—	$417,935,360
Mutual Funds	1,702,137	—	—	1,702,137
Total	$419,637,497	$—	$—	$419,637,497
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue
12

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$4,817,507
Long-term capital gains	29,690,533
Total distributions	$34,508,040
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$238,348,361
Gross appreciation	184,964,822
Gross depreciation	(3,675,686)
Net unrealized appreciation (depreciation)	$181,289,136
As of 12/31/23
Undistributed ordinary income	3,913,963
Undistributed long-term capital gain	28,126,093
Net unrealized appreciation (depreciation)	156,139,679
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$22,263,520
Service Class	—	12,244,520
Total	$—	$34,508,040
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
13

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $26,441, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $535, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $338.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0168% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $5,507, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $98,627,471 and $134,276,748, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
14

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	86,435	$5,266,588	36,042	$1,843,449
Service Class	38,600	2,309,885	139,329	7,135,498
	125,035	$7,576,473	175,371	$8,978,947
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	435,877	$21,937,693
Service Class	—	—	246,567	12,244,520
	—	$—	682,444	$34,182,213
Shares reacquired
Initial Class	(427,560)	$(25,960,850)	(788,619)	$(40,943,668)
Service Class	(345,583)	(20,689,991)	(671,917)	(34,678,516)
	(773,143)	$(46,650,841)	(1,460,536)	$(75,622,184)
Net change
Initial Class	(341,125)	$(20,694,262)	(316,700)	$(17,162,526)
Service Class	(306,983)	(18,380,106)	(286,021)	(15,298,498)
	(648,108)	$(39,074,368)	(602,721)	$(32,461,024)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $854 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,118,963	$34,862,058	$34,278,775	$(128)	$19	$1,702,137
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$64,893	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Core Equity Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Core Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Core Equity Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 1.8%
Boeing Co. (a)	6,095	$ 1,109,351
General Dynamics Corp.	3,168	919,164
Honeywell International, Inc.	6,140	1,311,136
Howmet Aerospace, Inc.	9,827	762,870
Leidos Holdings, Inc.	6,555	956,243
		$5,058,764
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	3,189	$ 820,466
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	9,417	$ 709,759
PVH Corp.	2,655	281,085
		$990,844
Automotive – 0.4%
Aptiv PLC (a)	15,972	$ 1,124,748
Biotechnology – 0.2%
Illumina, Inc. (a)	4,433	$ 462,717
Broadcasting – 0.8%
Omnicom Group, Inc.	4,877	$ 437,467
Walt Disney Co.	16,642	1,652,384
		$2,089,851
Brokerage & Asset Managers – 1.9%
Cboe Global Markets, Inc.	1,575	$ 267,845
Charles Schwab Corp.	14,597	1,075,653
CME Group, Inc.	4,409	866,809
KKR & Co., Inc.	16,222	1,707,203
Raymond James Financial, Inc.	6,752	834,615
TPG, Inc.	11,680	484,136
		$5,236,261
Business Services – 3.9%
Accenture PLC, “A”	1,406	$ 426,594
Fidelity National Information Services, Inc.	7,230	544,853
Fiserv, Inc. (a)	5,365	799,600
Insperity, Inc.	16,916	1,542,908
Morningstar, Inc.	3,952	1,169,199
TransUnion	31,931	2,368,003
TriNet Group, Inc.	13,159	1,315,900
Tyler Technologies, Inc. (a)	1,586	797,409
Verisk Analytics, Inc., “A”	3,488	940,190
Zscaler, Inc. (a)	4,129	793,553
		$10,698,209
RGSFS-SEM
1

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 0.5%
Cable One, Inc.	1,874	$ 663,396
Comcast Corp., “A”	21,578	844,994
		$1,508,390
Chemicals – 0.3%
Eastman Chemical Co.	9,204	$ 901,716
Computer Software – 11.6%
Cadence Design Systems, Inc. (a)	10,380	$ 3,194,445
CCC Intelligent Holdings, Inc. (a)	41,727	463,587
Check Point Software Technologies Ltd. (a)	1,449	239,085
Datadog, Inc., “A” (a)	3,860	500,603
Dun & Bradstreet Holdings, Inc.	259,865	2,406,350
Flywire Corp. (a)	13,519	221,577
Microsoft Corp. (s)	47,546	21,250,685
Okta, Inc. (a)	4,230	395,970
Salesforce, Inc.	12,328	3,169,529
		$31,841,831
Computer Software - Systems – 5.0%
Apple, Inc. (s)	46,804	$ 9,857,858
Block, Inc., “A” (a)	6,336	408,609
Guidewire Software, Inc. (a)	4,859	670,007
HubSpot, Inc. (a)	919	542,017
ServiceNow, Inc. (a)	2,295	1,805,408
Zebra Technologies Corp., “A” (a)	1,717	530,433
		$13,814,332
Construction – 1.5%
Builders FirstSource, Inc. (a)	2,804	$ 388,102
Masco Corp.	10,944	729,636
Sherwin-Williams Co.	2,799	835,306
Summit Materials, Inc., “A” (a)	25,621	937,985
Sun Communities, Inc., REIT	5,256	632,507
Vulcan Materials Co.	2,205	548,339
		$4,071,875
Consumer Products – 1.4%
Colgate-Palmolive Co.	11,638	$ 1,129,351
e.l.f. Beauty, Inc. (a)	1,233	259,818
International Flavors & Fragrances, Inc.	5,760	548,409
Kenvue, Inc.	53,409	970,976
Procter & Gamble Co.	6,401	1,055,653
		$3,964,207
Consumer Services – 1.0%
Booking Holdings, Inc.	573	$ 2,269,940
Grand Canyon Education, Inc. (a)	2,707	378,736
		$2,648,676
Containers – 0.1%
Crown Holdings, Inc.	4,362	$ 324,489
2

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.8%
AMETEK, Inc.	6,726	$ 1,121,291
Amphenol Corp., “A”	20,624	1,389,439
Emerson Electric Co.	6,613	728,488
Johnson Controls International PLC	9,915	659,050
nVent Electric PLC	7,656	586,526
TE Connectivity Ltd.	3,741	562,759
		$5,047,553
Electronics – 9.4%
Analog Devices, Inc.	9,797	$ 2,236,263
Applied Materials, Inc.	11,428	2,696,894
Lam Research Corp.	3,223	3,432,011
Marvell Technology, Inc.	38,716	2,706,248
Monolithic Power Systems, Inc.	1,285	1,055,859
NVIDIA Corp.	100,470	12,412,064
NXP Semiconductors N.V.	5,166	1,390,119
		$25,929,458
Energy - Independent – 1.7%
Chesapeake Energy Corp.	6,037	$ 496,181
ConocoPhillips	17,802	2,036,193
Diamondback Energy, Inc.	2,711	542,715
Permian Resources Corp.	28,297	456,997
Phillips 66	4,702	663,781
Valero Energy Corp.	3,677	576,406
		$4,772,273
Energy - Integrated – 1.6%
Exxon Mobil Corp.	38,849	$ 4,472,297
Energy - Renewables – 0.2%
GE Vernova, Inc. (a)	3,916	$ 671,633
Engineering - Construction – 0.5%
APi Group, Inc. (a)	9,074	$ 341,455
Jacobs Solutions, Inc.	7,121	994,875
		$1,336,330
Entertainment – 0.5%
Spotify Technology S.A. (a)	4,124	$ 1,294,070
Vivid Seats, Inc., “A” (a)	32,572	187,289
		$1,481,359
Food & Beverages – 2.0%
Coca-Cola Europacific Partners PLC	14,163	$ 1,032,058
Mondelez International, Inc.	21,679	1,418,674
Monster Worldwide, Inc. (a)	19,003	949,200
PepsiCo, Inc.	12,097	1,995,158
		$5,395,090
Gaming & Lodging – 0.7%
DraftKings, Inc. (a)	7,471	$ 285,168
Hilton Worldwide Holdings, Inc.	5,313	1,159,297
International Game Technology PLC	10,297	210,677
Las Vegas Sands Corp.	5,461	241,649
3

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Viking Holdings Ltd. (a)	1,533	$ 52,030
		$1,948,821
General Merchandise – 0.5%
Dollar General Corp.	6,551	$ 866,239
Five Below, Inc. (a)	3,681	401,118
		$1,267,357
Health Maintenance Organizations – 1.1%
Cigna Group	9,256	$ 3,059,756
Insurance – 3.7%
American International Group, Inc.	13,768	$ 1,022,136
Aon PLC	7,189	2,110,547
Arthur J. Gallagher & Co.	5,775	1,497,515
Assurant, Inc.	2,591	430,754
Chubb Ltd.	7,364	1,878,409
Corebridge Financial, Inc.	24,779	721,565
Hanover Insurance Group, Inc.	3,734	468,393
MetLife, Inc.	7,821	548,956
Voya Financial, Inc.	8,423	599,296
Willis Towers Watson PLC	3,412	894,422
		$10,171,993
Internet – 6.9%
Alphabet, Inc., “A” (s)	62,427	$ 11,371,078
Gartner, Inc. (a)	1,622	728,375
Meta Platforms, Inc., “A”	13,918	7,017,734
		$19,117,187
Leisure & Toys – 0.7%
Electronic Arts, Inc.	6,337	$ 882,934
Hasbro, Inc.	5,515	322,628
Take-Two Interactive Software, Inc. (a)	3,825	594,749
		$1,800,311
Machinery & Tools – 2.6%
AGCO Corp.	6,884	$ 673,806
Crane Co.	2,536	367,669
Eaton Corp. PLC	8,053	2,525,018
General Electric Co.	5,745	913,283
Nordson Corp.	4,015	931,239
Pentair PLC	7,172	549,877
Wabtec Corp.	7,122	1,125,632
		$7,086,524
Major Banks – 3.4%
JPMorgan Chase & Co. (s)	23,126	$ 4,677,465
Morgan Stanley	14,635	1,422,376
PNC Financial Services Group, Inc.	10,209	1,587,295
Wells Fargo & Co.	26,120	1,551,267
		$9,238,403
4

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.1%
ICON PLC (a)	3,493	$ 1,094,951
IDEXX Laboratories, Inc. (a)	863	420,453
McKesson Corp.	3,342	1,951,862
Option Care Health, Inc. (a)	35,003	969,583
Veeva Systems, Inc. (a)	6,692	1,224,703
		$5,661,552
Medical Equipment – 3.3%
Becton, Dickinson and Co.	8,397	$ 1,962,463
Boston Scientific Corp. (a)	32,141	2,475,178
Maravai Lifesciences Holdings, Inc., “A” (a)	40,590	290,624
Medtronic PLC	27,774	2,186,092
STERIS PLC	5,244	1,151,268
Waters Corp. (a)	3,636	1,054,876
		$9,120,501
Natural Gas - Distribution – 0.3%
Southwest Gas Holdings, Inc.	12,411	$ 873,486
Natural Gas - Pipeline – 0.4%
Cheniere Energy, Inc.	3,246	$ 567,498
Targa Resources Corp.	4,894	630,250
		$1,197,748
Network & Telecom – 0.3%
Motorola Solutions, Inc.	2,434	$ 939,646
Oil Services – 0.4%
Schlumberger Ltd.	12,071	$ 569,510
TechnipFMC PLC	16,324	426,872
		$996,382
Other Banks & Diversified Financials – 3.3%
American Express Co.	5,916	$ 1,369,850
First Interstate BancSystem, Inc.	11,791	327,436
M&T Bank Corp.	5,194	786,164
Moody's Corp.	2,888	1,215,646
Northern Trust Corp.	4,761	399,829
Pacific Premier Bancorp, Inc.	10,718	246,192
United Community Bank, Inc.	11,283	287,265
Visa, Inc., “A”	16,913	4,439,155
		$9,071,537
Pharmaceuticals – 6.0%
AbbVie, Inc.	22,045	$ 3,781,159
Eli Lilly & Co.	4,190	3,793,542
Johnson & Johnson	29,314	4,284,534
Pfizer, Inc.	80,598	2,255,132
Vertex Pharmaceuticals, Inc. (a)	5,197	2,435,938
		$16,550,305
Pollution Control – 0.6%
GFL Environmental, Inc.	43,127	$ 1,678,934
5

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.6%
Canadian Pacific Kansas City Ltd.	19,703	$ 1,551,217
Real Estate – 1.5%
Broadstone Net Lease, Inc., REIT	39,457	$ 626,182
Douglas Emmett, Inc., REIT	24,348	324,072
Extra Space Storage, Inc., REIT	3,536	549,530
Federal Realty Investment Trust, REIT	10,998	1,110,468
Jones Lang LaSalle, Inc. (a)	1,808	371,146
Terreno Realty Corp., REIT	8,705	515,162
W.P. Carey, Inc., REIT	10,638	585,622
		$4,082,182
Restaurants – 1.1%
Starbucks Corp.	16,884	$ 1,314,419
U.S. Foods Holding Corp. (a)	21,952	1,163,017
Wingstop, Inc.	1,351	571,014
		$3,048,450
Specialty Chemicals – 1.3%
Air Products & Chemicals, Inc.	2,925	$ 754,796
Corteva, Inc.	13,186	711,253
DuPont de Nemours, Inc.	7,900	635,871
Linde PLC	2,739	1,201,901
Tronox Holdings PLC	18,593	291,724
		$3,595,545
Specialty Stores – 6.6%
Amazon.com, Inc. (a)(s)	63,439	$ 12,259,587
Burlington Stores, Inc. (a)	1,796	431,040
Home Depot, Inc.	9,500	3,270,280
Ross Stores, Inc.	7,188	1,044,560
Target Corp.	8,359	1,237,466
		$18,242,933
Telecommunications - Wireless – 1.0%
SBA Communications Corp., REIT	4,530	$ 889,239
T-Mobile USA, Inc.	9,832	1,732,202
		$2,621,441
Telephone Services – 0.0%
Altice USA, Inc., “A” (a)	62,916	$ 128,349
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	4,585	$ 733,600
Saia, Inc. (a)	1,487	705,269
		$1,438,869
Utilities - Electric Power – 1.9%
Constellation Energy	3,756	$ 752,214
Dominion Energy, Inc.	4,134	202,566
Duke Energy Corp.	6,906	692,188
Exelon Corp.	11,264	389,847
NextEra Energy, Inc.	16,168	1,144,856
PG&E Corp.	73,578	1,284,672
Southern Co.	3,915	303,687
6

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.	8,166	$ 436,146
		$5,206,176
Total Common Stocks (Identified Cost, $163,030,133)		$274,358,974
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $2,018,952)	2,018,885	$ 2,019,087
Securities Sold Short – (0.1)%
Telecommunications - Wireless – (0.1)%
Crown Castle, Inc., REIT (Proceeds Received, $192,806)	(2,286)	$ (223,342)
Other Assets, Less Liabilities – (0.2)%		(673,764)
Net Assets – 100.0%		$275,480,955
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,019,087 and $274,358,974, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At June 30, 2024, the fund had cash collateral of $1,757 and other liquid securities with an aggregate value of $908,019 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
7

MFS Core Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $163,030,133)	$274,358,974
Investments in affiliated issuers, at value (identified cost, $2,018,952)	2,019,087
Deposits with brokers for
Securities sold short	1,757
Receivables for
Investments sold	417,689
Fund shares sold	28,199
Interest and dividends	139,304
Other assets	1,039
Total assets	$276,966,049
Liabilities
Payable to custodian	$3,000
Payables for
Securities sold short, at value (proceeds received, $192,806)	223,342
Investments purchased	920,929
Fund shares reacquired	247,494
Payable to affiliates
Investment adviser	18,546
Administrative services fee	544
Shareholder servicing costs	14
Distribution and/or service fees	2,472
Accrued expenses and other liabilities	68,753
Total liabilities	$1,485,094
Net assets	$275,480,955
Net assets consist of
Paid-in capital	$138,092,673
Total distributable earnings (loss)	137,388,282
Net assets	$275,480,955
Shares of beneficial interest outstanding	8,937,038
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$185,328,142	5,972,961	$31.03
Service Class	90,152,813	2,964,077	30.42
See Notes to Financial Statements
8

MFS Core Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$1,758,755
Dividends from affiliated issuers	54,051
Other	9,161
Income on securities loaned	489
Foreign taxes withheld	(2,727)
Total investment income	$1,819,729
Expenses
Management fee	$1,003,199
Distribution and/or service fees	108,594
Shareholder servicing costs	950
Administrative services fee	24,230
Independent Trustees' compensation	3,241
Custodian fee	7,846
Shareholder communications	14,256
Audit and tax fees	34,775
Legal fees	672
Dividend and interest expense on securities sold short	13,007
Interest expense and fees	655
Miscellaneous	13,111
Total expenses	$1,224,536
Reduction of expenses by investment adviser	(30,686)
Net expenses	$1,193,850
Net investment income (loss)	$625,879
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$12,626,385
Affiliated issuers	(1,045)
Foreign currency	(63)
Net realized gain (loss)	$12,625,277
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$17,376,774
Affiliated issuers	44
Securities sold short	39,982
Translation of assets and liabilities in foreign currencies	13
Net unrealized gain (loss)	$17,416,813
Net realized and unrealized gain (loss)	$30,042,090
Change in net assets from operations	$30,667,969
See Notes to Financial Statements
9

MFS Core Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$625,879	$1,466,992
Net realized gain (loss)	12,625,277	11,814,074
Net unrealized gain (loss)	17,416,813	36,776,226
Change in net assets from operations	$30,667,969	$50,057,292
Total distributions to shareholders	$—	$(12,887,050)
Change in net assets from fund share transactions	$(15,970,714)	$841,661
Total change in net assets	$14,697,255	$38,011,903
Net assets
At beginning of period	260,783,700	222,771,797
At end of period	$275,480,955	$260,783,700
See Notes to Financial Statements
10

MFS Core Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$27.67	$23.73	$32.33	$27.88	$24.81	$21.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.18	$0.15	$0.09	$0.14	$0.18
Net realized and unrealized gain (loss)	3.28	5.17	(5.50)	6.85	4.38	6.59
Total from investment operations	$3.36	$5.35	$(5.35)	$6.94	$4.52	$6.77
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.09)	$(0.14)	$(0.18)	$(0.21)
From net realized gain	—	(1.27)	(3.16)	(2.35)	(1.27)	(3.43)
Total distributions declared to shareholders	$—	$(1.41)	$(3.25)	$(2.49)	$(1.45)	$(3.64)
Net asset value, end of period (x)	$31.03	$27.67	$23.73	$32.33	$27.88	$24.81
Total return (%) (k)(r)(s)(x)	12.14(n)	23.14	(17.27)	25.31	18.71	33.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.83	0.86	0.85	0.87	0.88
Expenses after expense reductions	0.81(a)	0.81	0.83	0.83	0.86	0.87
Net investment income (loss)	0.55(a)	0.69	0.55	0.29	0.56	0.75
Portfolio turnover rate	16(n)	35	28	35	46	37
Net assets at end of period (000 omitted)	$185,328	$176,611	$152,479	$206,060	$177,571	$167,488
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.80(a)	0.81	0.81	0.81	0.83	0.83

See Notes to Financial Statements
11

MFS Core Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$27.15	$23.32	$31.84	$27.50	$24.50	$21.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.11	$0.08	$0.02	$0.08	$0.12
Net realized and unrealized gain (loss)	3.23	5.07	(5.42)	6.76	4.31	6.51
Total from investment operations	$3.27	$5.18	$(5.34)	$6.78	$4.39	$6.63
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.02)	$(0.09)	$(0.12)	$(0.14)
From net realized gain	—	(1.27)	(3.16)	(2.35)	(1.27)	(3.43)
Total distributions declared to shareholders	$—	$(1.35)	$(3.18)	$(2.44)	$(1.39)	$(3.57)
Net asset value, end of period (x)	$30.42	$27.15	$23.32	$31.84	$27.50	$24.50
Total return (%) (k)(r)(s)(x)	12.04(n)	22.79	(17.48)	25.05	18.39	32.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08(a)	1.08	1.11	1.10	1.12	1.13
Expenses after expense reductions	1.06(a)	1.06	1.08	1.08	1.11	1.12
Net investment income (loss)	0.30(a)	0.44	0.32	0.07	0.32	0.50
Portfolio turnover rate	16(n)	35	28	35	46	37
Net assets at end of period (000 omitted)	$90,153	$84,173	$70,293	$76,684	$54,818	$46,744
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.05(a)	1.06	1.06	1.06	1.08	1.08
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets;
13

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$274,358,974	$—	$—	$274,358,974
Mutual Funds	2,019,087	—	—	2,019,087
Total	$276,378,061	$—	$—	$276,378,061
Securities Sold Short	$(223,342)	$—	$—	$(223,342)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2024, this expense amounted to $13,007.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
14

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$1,142,514
Long-term capital gains	11,744,536
Total distributions	$12,887,050
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$165,856,967
Gross appreciation	117,272,551
Gross depreciation	(6,751,457)
Net unrealized appreciation (depreciation)	$110,521,094
As of 12/31/23
Undistributed ordinary income	1,477,451
Undistributed long-term capital gain	12,098,914
Other temporary differences	(12)
Net unrealized appreciation (depreciation)	93,143,960
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
15

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$8,841,255
Service Class	—	4,045,795
Total	$—	$12,887,050
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $17,418, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 0.80% of average daily net assets for the Initial Class shares and 1.05% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2024. For the six months ended June 30, 2024, this reduction amounted to $13,268, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2024, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.78% of average daily net assets for the Initial Class shares and 1.03% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
16

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $565, which equated to 0.0004% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $385.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0181% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2024, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $90,200 and $72,910, respectively. The sales transactions resulted in net realized gains (losses) of $(12,464).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $4,196, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short sales and short-term obligations, aggregated $41,697,981 and $56,453,358, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	102,076	$3,039,360	467,772	$12,112,634
Service Class	137,077	4,011,588	337,500	8,438,455
	239,153	$7,050,948	805,272	$20,551,089
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	351,122	$8,841,255
Service Class	—	—	163,533	4,045,795
	—	$—	514,655	$12,887,050
Shares reacquired
Initial Class	(512,664)	$(15,097,044)	(860,208)	$(22,075,938)
Service Class	(272,843)	(7,924,618)	(415,312)	(10,520,540)
	(785,507)	$(23,021,662)	(1,275,520)	$(32,596,478)
17

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Net change
Initial Class	(410,588)	$(12,057,684)	(41,314)	$(1,122,049)
Service Class	(135,766)	(3,913,030)	85,721	1,963,710
	(546,354)	$(15,970,714)	44,407	$841,661
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $640 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,937,705	$20,747,646	$20,665,263	$(1,045)	$44	$2,019,087
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$54,051	$—
18

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Equity Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
19

MFS Corporate Bond Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Corporate Bond Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.1%
Aerospace & Defense – 2.7%
Boeing Co., 2.196%, 2/04/2026	$288,000	$ 270,684
Boeing Co., 5.15%, 5/01/2030	473,000	454,215
Boeing Co., 6.388%, 5/01/2031 (n)	204,000	207,684
Boeing Co., 5.805%, 5/01/2050	1,095,000	986,814
General Dynamics Corp., 3.625%, 4/01/2030	488,000	457,463
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	373,000	374,508
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	298,000	297,060
TransDigm, Inc., 6.875%, 12/15/2030 (n)	621,000	633,948
		$3,682,376
Apparel Manufacturers – 0.2%
Tapestry, Inc., 4.125%, 7/15/2027	$95,000	$ 91,044
Tapestry, Inc., 3.05%, 3/15/2032	176,000	141,927
		$232,971
Asset-Backed & Securitized – 3.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.124%, 11/15/2054 (i)	$3,816,745	$ 173,051
ACREC 2021-FL1 Ltd., “A”, FLR, 6.596% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	453,994	452,443
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 7.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	175,000	172,372
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	103,696	103,466
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.058% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	33,753	54,431
BDS 2021-FL7 Ltd., “B”, FLR, 6.946% ((SOFR - 1mo. + 0.11448%) + 1.5%), 6/16/2036 (n)	163,500	161,716
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.372%, 7/15/2054 (i)	6,988,987	398,007
JPMorgan Chase Commercial Mortgage Securities Corp., 5.755%, 7/15/2042 (n)	2,859	2,657
KREF 2018-FT1 Ltd., “A”, FLR, 6.513% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	287,417	282,975
KREF 2018-FT1 Ltd., “AS”, FLR, 6.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	316,500	305,918
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	225,974	226,189
MF1 2022-FL8 Ltd., “A”, FLR, 6.688% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	481,282	477,907
MF1 Multi-Family Housing Mortgage Loan Trust, 2024-FL5, “A”, FLR, 6.988% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)(w)	453,000	451,867
OBX Trust, 2023-NQM5, “A1”, 5.988%, 12/01/2064 (n)	168,734	168,646
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	133,820	133,895
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	178,481	178,803
PFP III 2021-8 Ltd., “A”, FLR, 6.444% ((SOFR - 1mo. + 0.11448%) + 1%), 8/09/2037 (n)	92,297	91,143
PFP III 2021-8 Ltd., “AS”, FLR, 6.694% ((SOFR - 1mo. + 0.11448%) + 1.25%), 8/09/2037 (n)	603,000	598,487
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	228,413	229,131
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	48,000	47,971
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	179,907	180,570
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	171,000	170,164
		$5,061,809
Automotive – 1.7%
Cummins, Inc., 5.45%, 2/20/2054	$234,000	$ 229,519
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	263,000	263,006
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	260,000	253,789
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	295,000	293,964
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	260,000	251,180
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	245,000	202,476
Hyundai Capital America, 5.45%, 6/24/2026 (n)	539,000	538,141
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	252,000	260,054
		$2,292,129
BDSFS-SEM
1

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.1%
Discovery Communications LLC, 4.125%, 5/15/2029	$225,000	$ 207,712
Walt Disney Co., 3.5%, 5/13/2040	670,000	534,541
Walt Disney Co., 4.75%, 9/15/2044	72,000	65,145
Walt Disney Co., 3.6%, 1/13/2051	430,000	320,493
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	388,000	338,657
		$1,466,548
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$246,000	$ 249,225
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	293,000	305,112
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	407,000	393,824
LPL Holdings, Inc., 6.75%, 11/17/2028	127,000	133,368
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	530,000	486,088
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)	200,000	199,462
		$1,767,079
Building – 0.3%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/2031 (n)	$190,000	$ 196,774
Vulcan Materials Co., 3.5%, 6/01/2030	141,000	128,426
Vulcan Materials Co., 4.5%, 6/15/2047	162,000	134,951
		$460,151
Business Services – 0.6%
Fiserv, Inc., 2.25%, 6/01/2027	$374,000	$ 345,099
Fiserv, Inc., 4.4%, 7/01/2049	364,000	295,403
Visa, Inc., 3.65%, 9/15/2047	314,000	243,446
		$883,948
Cable TV – 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$764,000	$ 766,499
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	226,000	180,553
Comcast Corp., 2.887%, 11/01/2051	310,000	193,407
Videotron Ltd., 3.625%, 6/15/2029 (n)	626,000	571,506
		$1,711,965
Chemicals – 0.4%
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	$579,000	$ 538,031
Computer Software – 0.7%
Cisco Systems, Inc., 5.5%, 1/15/2040	$262,000	$ 265,958
Microsoft Corp., 2.525%, 6/01/2050	124,000	78,296
Microsoft Corp., 2.5%, 9/15/2050	487,000	306,585
Oracle Corp., 5.55%, 2/06/2053	342,000	323,585
		$974,424
Computer Software - Systems – 0.3%
Apple, Inc., 2.7%, 8/05/2051	$727,000	$ 461,724
Conglomerates – 1.8%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.75%, 7/15/2031 (n)(w)	$60,000	$ 60,750
Ingersoll Rand, Inc., 5.45%, 6/15/2034	171,000	172,483
nVent Finance S.à r.l., 5.65%, 5/15/2033	408,000	406,269
Regal Rexnord Corp., 6.05%, 4/15/2028	348,000	352,181
Regal Rexnord Corp., 6.3%, 2/15/2030	425,000	434,496
Regal Rexnord Corp., 6.4%, 4/15/2033	303,000	310,025
2

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$267,000	$ 260,546
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	233,000	228,413
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	257,000	258,413
		$2,483,576
Consumer Products – 1.0%
Kenvue, Inc., 5%, 3/22/2030	$263,000	$ 263,861
Kenvue, Inc., 5.1%, 3/22/2043	323,000	311,825
Kenvue, Inc., 5.05%, 3/22/2053	299,000	282,031
Mattel, Inc., 3.75%, 4/01/2029 (n)	497,000	458,350
		$1,316,067
Consumer Services – 0.6%
CBRE Group, Inc., 5.95%, 8/15/2034	$859,000	$ 869,613
Electrical Equipment – 0.5%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$645,000	$ 638,472
Electronics – 1.2%
Intel Corp., 5.7%, 2/10/2053	$545,000	$ 535,665
Lam Research Corp., 1.9%, 6/15/2030	151,000	127,522
Lam Research Corp., 4.875%, 3/15/2049	292,000	266,984
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	326,000	273,170
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	108,000	105,308
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	450,000	413,281
		$1,721,930
Emerging Market Quasi-Sovereign – 0.6%
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053	$250,000	$ 216,420
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.375%, 1/29/2054	251,000	222,662
Qatar Petroleum, 3.125%, 7/12/2041 (n)	451,000	336,011
		$775,093
Energy - Independent – 2.7%
Diamondback Energy, Inc., 5.4%, 4/18/2034	$201,000	$ 199,000
Diamondback Energy, Inc., 5.75%, 4/18/2054	507,000	491,507
EQT Corp., 5.7%, 4/01/2028	112,000	113,090
EQT Corp., 3.625%, 5/15/2031 (n)	382,000	336,997
Occidental Petroleum Corp., 6.125%, 1/01/2031	245,000	250,765
Occidental Petroleum Corp., 4.4%, 4/15/2046	561,000	440,305
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	408,000	419,124
Pioneer Natural Resources Co., 5.1%, 3/29/2026	240,000	239,470
Pioneer Natural Resources Co., 1.9%, 8/15/2030	94,000	78,758
Pioneer Natural Resources Co., 2.15%, 1/15/2031	684,000	574,271
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	539,000	570,146
		$3,713,433
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$297,000	$ 246,553
BP Capital Markets America, Inc., 3.001%, 3/17/2052	427,000	274,135
		$520,688
3

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – 0.6%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$566,000	$ 547,773
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	267,000	271,335
		$819,108
Financial Institutions – 1.8%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$208,000	$ 202,329
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	306,000	274,904
Fortress Transportation and Infrastructure Investors LLC, 7%, 5/01/2031 (n)	427,000	436,248
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	442,478	425,959
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	177,000	187,124
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	237,000	243,711
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	725,000	718,667
		$2,488,942
Food & Beverages – 4.3%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$177,000	$ 161,116
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	444,000	394,086
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	669,000	652,252
Campbell Soup Co., 5.2%, 3/21/2029	292,000	292,170
Campbell Soup Co., 2.375%, 4/24/2030	105,000	90,347
Constellation Brands, Inc., 2.25%, 8/01/2031	330,000	270,866
Constellation Brands, Inc., 4.75%, 5/09/2032	237,000	227,791
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	178,463
Diageo Capital PLC, 2.375%, 10/24/2029	364,000	321,707
Diageo Capital PLC, 5.625%, 10/05/2033	249,000	258,473
JBS USA Food Co., 6.5%, 12/01/2052	366,000	366,739
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	165,000	162,486
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	372,000	325,701
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	327,000	322,516
Kraft Heinz Foods Co., 4.875%, 10/01/2049	149,000	129,866
Kraft Heinz Foods Co., 5.5%, 6/01/2050	648,000	619,931
Mars, Inc., 4.55%, 4/20/2028 (n)	685,000	675,563
SYSCO Corp., 4.45%, 3/15/2048	320,000	265,909
Viterra Finance B.V., 3.2%, 4/21/2031 (n)	312,000	269,480
		$5,985,462
Gaming & Lodging – 2.2%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$418,000	$ 420,647
Las Vegas Sands Corp., 5.9%, 6/01/2027	222,000	223,178
Las Vegas Sands Corp., 6.2%, 8/15/2034	272,000	272,532
Marriott International, Inc., 4%, 4/15/2028	211,000	202,653
Marriott International, Inc., 2.85%, 4/15/2031	392,000	335,727
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	260,000	257,832
Sands China Ltd., 2.85%, 3/08/2029	400,000	351,292
Sands China Ltd., 3.25%, 8/08/2031	314,000	264,277
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	228,000	219,881
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	472,000	449,764
		$2,997,783
Insurance – 1.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$686,000	$ 614,036
Corebridge Financial, Inc., 4.35%, 4/05/2042	96,000	78,933
Lincoln National Corp., 5.852%, 3/15/2034	683,000	682,027
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	547,000	560,808
		$1,935,804
4

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 1.6%
Elevance Health, Inc., 5.375%, 6/15/2034	$351,000	$ 352,667
Elevance Health, Inc., 5.65%, 6/15/2054	477,000	471,879
Humana, Inc., 4.95%, 10/01/2044	291,000	253,064
Humana, Inc., 5.5%, 3/15/2053	93,000	86,354
UnitedHealth Group, Inc., 5.3%, 2/15/2030	262,000	266,463
UnitedHealth Group, Inc., 4.625%, 7/15/2035	383,000	366,690
UnitedHealth Group, Inc., 5.875%, 2/15/2053	391,000	406,067
		$2,203,184
Insurance - Property & Casualty – 2.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$165,000	$ 165,262
American International Group, Inc., 5.125%, 3/27/2033	601,000	591,945
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	437,000	462,409
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	378,000	416,184
Brown & Brown, Inc., 5.65%, 6/11/2034	416,000	413,328
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	345,000	299,627
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	177,000	174,477
Fairfax Financial Holdings Ltd., 6%, 12/07/2033 (n)	323,000	328,074
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)	349,000	349,229
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	324,000	327,705
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	391,000	391,355
		$3,919,595
International Market Quasi-Sovereign – 0.8%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$499,000	$ 512,729
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	699,000	572,732
		$1,085,461
International Market Sovereign – 0.5%
Government of Bermuda, 5%, 7/15/2032 (n)	$783,000	$ 754,734
Machinery & Tools – 1.6%
AGCO Corp., 5.8%, 3/21/2034	$685,000	$ 682,329
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	194,873
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	200,000	200,377
CNH Industrial Capital LLC, 5.5%, 1/12/2029	481,000	486,108
CNH Industrial N.V., 3.85%, 11/15/2027	701,000	671,308
		$2,234,995
Major Banks – 15.4%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$679,000	$ 662,731
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	351,000	330,054
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	501,000	511,488
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	260,000	219,732
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	399,000	410,449
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	651,000	538,507
Comerica, Inc., 5.982% to 1/30/2029, FLR (SOFR - 1 day + 2.155%) to 1/30/2030	416,000	409,902
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	631,000	568,375
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	280,000	203,343
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	488,000	455,041
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	499,000	500,392
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	362,000	361,521
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	483,000	491,725
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	908,000	755,127
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	624,000	634,917
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	512,000	499,473
5

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	$298,000	$ 302,721
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	1,166,000	970,911
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	246,000	244,529
Mitsubishi UFJ Financial Group, Inc., 5.719% to 2/20/2025, FLR (CMT - 1yr. + 1.08%) to 2/20/2026	785,000	784,688
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	423,000	389,490
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	935,000	874,309
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	235,000	236,450
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	277,000	267,967
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	150,000	137,642
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	479,000	476,587
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	673,000	568,863
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	298,000	298,697
NatWest Group PLC, 5.583%, 3/01/2028	297,000	297,232
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172	200,000	202,069
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	721,000	662,005
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	290,000	289,601
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	403,000	405,162
Royal Bank of Canada, 2.3%, 11/03/2031	482,000	399,247
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	854,000	684,456
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	636,000	639,829
Toronto-Dominion Bank, 4.108%, 6/08/2027	336,000	326,083
Toronto-Dominion Bank, 4.693%, 9/15/2027	647,000	637,329
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	1,128,000	1,011,988
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	700,000	567,738
UBS Group AG, 9.25% to 11/13/2033, FLR (CMT - 5yr. + 4.758%) to 5/13/2172 (n)	200,000	223,978
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	700,000	671,438
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	201,000	187,390
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	547,000	538,791
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	342,000	345,103
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	156,000	135,284
		$21,330,354
Medical & Health Technology & Services – 2.5%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$793,000	$ 690,846
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	230,000	172,917
Becton, Dickinson and Co., 2.823%, 5/20/2030	139,000	122,907
Becton, Dickinson and Co., 4.298%, 8/22/2032	126,000	118,089
Becton, Dickinson and Co., 4.685%, 12/15/2044	286,000	251,977
CVS Health Corp., 5%, 2/20/2026	268,000	265,944
CVS Health Corp., 5.625%, 2/21/2053	102,000	94,687
ICON Investments Six DAC, 5.809%, 5/08/2027	560,000	565,610
ICON Investments Six DAC, 5.849%, 5/08/2029	200,000	203,222
IQVIA, Inc., 6.25%, 2/01/2029	394,000	404,950
Marin General Hospital, 7.242%, 8/01/2045	272,000	318,717
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	177,000	144,760
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	243,000	172,697
		$3,527,323
Medical Equipment – 0.2%
Danaher Corp., 2.6%, 10/01/2050	$518,000	$ 317,039
Metals & Mining – 1.5%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$389,000	$ 348,314
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	559,000	499,594
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	279,000	266,247
Novelis Corp., 4.75%, 1/30/2030 (n)	611,000	566,828
6

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Vale Overseas Ltd., 6.4%, 6/28/2054	$330,000	$ 326,271
		$2,007,254
Midstream – 4.5%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$105,000	$ 105,836
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	155,000	161,429
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	608,000	640,643
Enbridge, Inc., 5.95%, 4/05/2054	292,000	289,689
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084	472,000	508,831
Energy Transfer LP, 4%, 10/01/2027	285,000	273,620
Energy Transfer LP, 5.95%, 5/15/2054	262,000	255,127
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	524,000	519,043
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	277,000	261,409
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	766,038	717,180
Plains All American Pipeline LP, 4.65%, 10/15/2025	474,000	467,603
Plains All American Pipeline LP, 3.55%, 12/15/2029	354,000	323,241
Plains All American Pipeline LP, 4.9%, 2/15/2045	315,000	267,011
Targa Resources Corp., 4.2%, 2/01/2033	374,000	336,292
Targa Resources Corp., 4.95%, 4/15/2052	551,000	469,553
Targa Resources Corp., 6.25%, 7/01/2052	200,000	201,784
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	140,000	142,085
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	158,000	141,784
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	173,000	189,452
		$6,271,612
Municipals – 0.7%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$340,000	$ 283,857
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	290,000	292,522
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	415,000	424,927
		$1,001,306
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$495,000	$ 459,100
Oils – 0.5%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	$704,507	$ 624,462
Other Banks & Diversified Financials – 4.1%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$778,000	$ 803,069
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	200,000	198,687
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	541,000	547,878
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	406,000	405,147
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	200,000	199,158
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	610,000	644,152
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	348,000	372,069
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)	250,000	274,852
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	153,000	160,982
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032	205,000	204,336
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	147,000	136,047
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	473,000	465,400
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)	318,000	329,187
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	265,000	255,487
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	388,000	412,003
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	250,000	248,909
		$5,657,363
7

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 2.3%
AbbVie, Inc., 5.35%, 3/15/2044	$468,000	$ 462,588
AbbVie, Inc., 5.4%, 3/15/2054	271,000	267,970
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	200,000	202,133
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	247,000	252,206
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	231,000	228,348
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	144,000	141,967
Merck & Co., Inc., 2.75%, 12/10/2051	296,000	185,054
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	285,000	274,888
Pfizer, Inc., 2.55%, 5/28/2040	296,000	206,046
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	660,000	670,788
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	344,000	353,989
		$3,245,977
Pollution Control – 0.4%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$222,000	$ 204,655
Waste Management, Inc., 4.625%, 2/15/2033	423,000	408,421
		$613,076
Precious Metals & Minerals – 0.7%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$437,000	$ 412,820
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	545,000	549,128
		$961,948
Railroad & Shipping – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$466,000	$ 446,402
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	292,000	292,531
Canadian Pacific Railway Co., 3.1%, 12/02/2051	558,000	370,538
		$1,109,471
Real Estate - Office – 1.1%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$377,000	$ 363,828
Boston Properties LP, REIT, 2.45%, 10/01/2033	133,000	98,533
Corporate Office Property LP, REIT, 2%, 1/15/2029	765,000	648,642
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	531,000	439,025
		$1,550,028
Real Estate - Other – 1.9%
EPR Properties, REIT, 3.6%, 11/15/2031	$659,000	$ 549,394
Extra Space Storage LP, 5.5%, 7/01/2030	528,000	531,985
Lexington Realty Trust Co., 2.375%, 10/01/2031	521,000	415,080
Prologis LP, REIT, 5.125%, 1/15/2034	655,000	647,279
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	517,000	419,235
		$2,562,973
Real Estate - Retail – 0.9%
NNN REIT, Inc., 5.6%, 10/15/2033	$413,000	$ 410,924
STORE Capital Corp., REIT, 4.625%, 3/15/2029	124,000	117,111
STORE Capital Corp., REIT, 2.7%, 12/01/2031	835,000	668,688
		$1,196,723
Retailers – 1.2%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$543,000	$ 405,559
Amazon.com, Inc., 3.6%, 4/13/2032	381,000	349,910
AutoZone, Inc., 4.75%, 8/01/2032	270,000	259,212
Home Depot, Inc., 4.85%, 6/25/2031	137,000	135,924
8

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Home Depot, Inc., 3.3%, 4/15/2040	$491,000	$ 382,476
Home Depot, Inc., 3.9%, 6/15/2047	83,000	65,468
		$1,598,549
Specialty Chemicals – 0.7%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$260,000	$ 245,908
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	130,000	116,068
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	169,000	140,900
International Flavors & Fragrances, Inc., 5%, 9/26/2048	448,000	384,151
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	223,000	146,384
		$1,033,411
Specialty Stores – 0.4%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$862,000	$ 607,974
Telecommunications - Wireless – 3.1%
American Tower Corp., 5.2%, 2/15/2029	$359,000	$ 357,760
American Tower Corp., 5.45%, 2/15/2034	386,000	382,628
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	765,000	604,213
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	488,000	479,457
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	356,000	306,315
Rogers Communications, Inc., 4.5%, 3/15/2042	288,000	243,854
Rogers Communications, Inc., 4.55%, 3/15/2052	188,000	153,480
T-Mobile USA, Inc., 2.05%, 2/15/2028	308,000	276,646
T-Mobile USA, Inc., 5.05%, 7/15/2033	279,000	272,948
T-Mobile USA, Inc., 3%, 2/15/2041	850,000	608,211
Vodafone Group PLC, 5.625%, 2/10/2053	614,000	587,791
		$4,273,303
Tobacco – 1.2%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$389,000	$ 405,543
B.A.T. Capital Corp., 5.834%, 2/20/2031	267,000	270,764
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)(w)	525,000	520,103
Philip Morris International, Inc., 5.625%, 11/17/2029	211,000	215,508
Philip Morris International, Inc., 5.125%, 2/15/2030	191,000	190,313
		$1,602,231
Transportation - Services – 0.9%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$392,000	$ 396,587
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	564,000	583,062
GXO Logistics, Inc., 6.25%, 5/06/2029	298,000	303,125
		$1,282,774
U.S. Treasury Obligations – 4.0%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	$2,671,000	$ 1,944,404
U.S. Treasury Bonds, 3.875%, 5/15/2043	1,205,000	1,087,230
U.S. Treasury Bonds, 4.375%, 8/15/2043	634,000	611,959
U.S. Treasury Bonds, 4.75%, 11/15/2043	1,078,000	1,092,317
U.S. Treasury Bonds, 4.5%, 2/15/2044	279,000	273,682
U.S. Treasury Bonds, 2.875%, 5/15/2052	368,000	269,718
U.S. Treasury Notes, 4.625%, 5/15/2044	206,000	205,614
		$5,484,924
9

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 8.2%
Adani Transmission Ltd., 4%, 8/03/2026	$415,000	$ 393,139
Adani Transmission Ltd., 4.25%, 5/21/2036	159,305	132,258
AEP Transmission Co. LLC, 5.4%, 3/15/2053	166,000	158,666
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	181,000	180,123
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	181,000	150,567
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	120,000	113,176
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	100,000	83,023
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	609,000	532,731
Duke Energy Florida LLC, 6.2%, 11/15/2053	272,000	288,131
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	600,000	588,393
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	294,000	239,786
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	296,000	347,783
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)	486,000	492,381
Eversource Energy, 5.5%, 1/01/2034	373,000	365,946
FirstEnergy Corp., 4.15%, 7/15/2027	426,000	408,768
FirstEnergy Corp., 3.4%, 3/01/2050	533,000	356,527
Florida Power & Light Co., 2.45%, 2/03/2032	204,000	169,949
Florida Power & Light Co., 3.95%, 3/01/2048	287,000	225,506
Georgia Power Co., 4.7%, 5/15/2032	281,000	271,561
Georgia Power Co., 4.95%, 5/17/2033	411,000	400,730
Georgia Power Co., 5.125%, 5/15/2052	362,000	336,447
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	645,000	533,017
MidAmerican Energy Co., 5.85%, 9/15/2054	488,000	499,715
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	262,000	262,568
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	73,000	59,848
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	312,000	287,605
Pacific Gas & Electric Co., 5.45%, 6/15/2027	255,000	255,130
Pacific Gas & Electric Co., 2.5%, 2/01/2031	831,000	685,008
Pacific Gas & Electric Co., 6.4%, 6/15/2033	148,000	152,854
Pacific Gas & Electric Co., 4%, 12/01/2046	372,000	267,189
PPL Electric Utilities Corp., 4.85%, 2/15/2034	367,000	357,107
Southern California Edison Co., 4.5%, 9/01/2040	273,000	234,910
Southern California Edison Co., 3.65%, 2/01/2050	120,000	85,296
WEC Energy Group, Inc., 4.75%, 1/09/2026	759,000	750,785
Xcel Energy, Inc., 5.5%, 3/15/2034	665,000	655,115
		$11,321,738
Total Bonds (Identified Cost, $141,329,033)		$135,638,008
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $1,799,327)	1,799,327	$ 1,799,507
Other Assets, Less Liabilities – 0.6%		856,612
Net Assets – 100.0%		$138,294,127
10

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,799,507 and $135,638,008, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $45,809,654, representing 33.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 6/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	30	$3,549,375	September – 2024	$34,419
U.S. Treasury Note 2 yr	Long	USD	52	10,619,375	September – 2024	28,113
U.S. Treasury Ultra Bond 30 yr	Long	USD	12	1,504,125	September – 2024	10,266
						$72,798
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	24	$2,557,875	September – 2024	$(17,136)
U.S. Treasury Ultra Note 10 yr	Short	USD	43	4,881,844	September – 2024	(56,585)
						$(73,721)
At June 30, 2024, the fund had liquid securities with an aggregate value of $155,786 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
11

MFS Corporate Bond Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $141,329,033)	$135,638,008
Investments in affiliated issuers, at value (identified cost, $1,799,327)	1,799,507
Receivables for
Fund shares sold	314,776
Interest	1,755,817
Receivable from investment adviser	938
Other assets	488
Total assets	$139,509,534
Liabilities
Payables for
Net daily variation margin on open futures contracts	$27,636
When-issued investments purchased	1,035,235
Fund shares reacquired	99,688
Payable to affiliates
Administrative services fee	330
Shareholder servicing costs	6
Distribution and/or service fees	2,787
Payable for independent Trustees' compensation	90
Accrued expenses and other liabilities	49,635
Total liabilities	$1,215,407
Net assets	$138,294,127
Net assets consist of
Paid-in capital	$160,323,256
Total distributable earnings (loss)	(22,029,129)
Net assets	$138,294,127
Shares of beneficial interest outstanding	14,668,122
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$36,670,739	3,842,866	$9.54
Service Class	101,623,388	10,825,256	9.39
See Notes to Financial Statements
12

MFS Corporate Bond Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Interest	$3,479,898
Dividends from affiliated issuers	64,282
Other	151
Foreign taxes withheld	(255)
Total investment income	$3,544,076
Expenses
Management fee	$409,967
Distribution and/or service fees	124,440
Shareholder servicing costs	397
Administrative services fee	14,899
Independent Trustees' compensation	2,203
Custodian fee	6,284
Shareholder communications	2,368
Audit and tax fees	36,859
Legal fees	374
Miscellaneous	17,847
Total expenses	$615,638
Reduction of expenses by investment adviser	(60,223)
Net expenses	$555,415
Net investment income (loss)	$2,988,661
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,188,893)
Affiliated issuers	(70)
Futures contracts	48,750
Net realized gain (loss)	$(2,140,213)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(436,437)
Affiliated issuers	(106)
Futures contracts	(125,694)
Net unrealized gain (loss)	$(562,237)
Net realized and unrealized gain (loss)	$(2,702,450)
Change in net assets from operations	$286,211
See Notes to Financial Statements
13

MFS Corporate Bond Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$2,988,661	$5,221,122
Net realized gain (loss)	(2,140,213)	(10,477,978)
Net unrealized gain (loss)	(562,237)	16,796,761
Change in net assets from operations	$286,211	$11,539,905
Total distributions to shareholders	$—	$(5,107,465)
Change in net assets from fund share transactions	$(809,890)	$(834,875)
Total change in net assets	$(523,679)	$5,597,565
Net assets
At beginning of period	138,817,806	133,220,241
At end of period	$138,294,127	$138,817,806
See Notes to Financial Statements
14

MFS Corporate Bond Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.51	$9.08	$11.93	$12.71	$11.94	$10.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.38	$0.31	$0.31	$0.36	$0.39
Net realized and unrealized gain (loss)	(0.18)	0.42	(2.23)	(0.49)	0.89	1.19
Total from investment operations	$0.03	$0.80	$(1.92)	$(0.18)	$1.25	$1.58
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.36)	$(0.36)	$(0.44)	$(0.45)
From net realized gain	—	—	(0.57)	(0.24)	(0.04)	—
Total distributions declared to shareholders	$—	$(0.37)	$(0.93)	$(0.60)	$(0.48)	$(0.45)
Net asset value, end of period (x)	$9.54	$9.51	$9.08	$11.93	$12.71	$11.94
Total return (%) (k)(r)(s)(x)	0.32(n)	9.11	(16.36)	(1.40)	10.57	14.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.72(a)	0.72	0.71	0.69	0.70	0.69
Expenses after expense reductions	0.63(a)	0.63	0.63	0.63	0.63	0.63
Net investment income (loss)	4.55(a)	4.07	3.04	2.51	2.90	3.33
Portfolio turnover rate	28(n)	65	62	55	41	34
Net assets at end of period (000 omitted)	$36,671	$38,486	$39,066	$53,206	$59,133	$57,714

See Notes to Financial Statements
15

MFS Corporate Bond Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.37	$8.94	$11.76	$12.54	$11.78	$10.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.35	$0.28	$0.27	$0.32	$0.35
Net realized and unrealized gain (loss)	(0.18)	0.42	(2.20)	(0.48)	0.89	1.19
Total from investment operations	$0.02	$0.77	$(1.92)	$(0.21)	$1.21	$1.54
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.33)	$(0.33)	$(0.41)	$(0.42)
From net realized gain	—	—	(0.57)	(0.24)	(0.04)	—
Total distributions declared to shareholders	$—	$(0.34)	$(0.90)	$(0.57)	$(0.45)	$(0.42)
Net asset value, end of period (x)	$9.39	$9.37	$8.94	$11.76	$12.54	$11.78
Total return (%) (k)(r)(s)(x)	0.21(n)	8.89	(16.62)	(1.66)	10.34	14.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97(a)	0.97	0.96	0.94	0.95	0.94
Expenses after expense reductions	0.88(a)	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	4.31(a)	3.83	2.77	2.26	2.65	3.08
Portfolio turnover rate	28(n)	65	62	55	41	34
Net assets at end of period (000 omitted)	$101,623	$100,332	$94,155	$153,580	$169,239	$161,833
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
16

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Corporate Bond Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and
17

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$5,484,924	$—	$5,484,924
Non - U.S. Sovereign Debt	—	2,615,288	—	2,615,288
Municipal Bonds	—	1,001,306	—	1,001,306
U.S. Corporate Bonds	—	80,767,058	—	80,767,058
Residential Mortgage-Backed Securities	—	661,914	—	661,914
Commercial Mortgage-Backed Securities	—	1,263,345	—	1,263,345
Asset-Backed Securities (including CDOs)	—	3,136,550	—	3,136,550
Foreign Bonds	—	40,707,623	—	40,707,623
Mutual Funds	1,799,507	—	—	1,799,507
Total	$1,799,507	$135,638,008	$—	$137,437,515
Other Financial Instruments
Futures Contracts – Assets	$72,798	$—	$—	$72,798
Futures Contracts – Liabilities	(73,721)	—	—	(73,721)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2024 as reported in the Statement of Assets and Liabilities:
18

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$72,798	$(73,721)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$48,750
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(125,694)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
19

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
20

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$5,107,465
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$143,535,195
Gross appreciation	1,413,338
Gross depreciation	(7,511,018)
Net unrealized appreciation (depreciation)	$(6,097,680)
As of 12/31/23
Undistributed ordinary income	5,275,839
Capital loss carryforwards	(21,973,278)
Net unrealized appreciation (depreciation)	(5,617,901)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(6,030,896)
Long-Term	(15,942,382)
Total	$(21,973,278)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$1,500,029
Service Class	—	3,607,436
Total	$—	$5,107,465
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.60%
In excess of $1 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $8,896, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
21

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.63% of average daily net assets for the Initial Class shares and 0.88% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $51,327, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $226, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $171.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0218% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$2,249,692	$4,098,924
Non-U.S. Government securities	37,723,720	33,418,244
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	114,433	$1,083,081	210,263	$1,949,532
Service Class	940,291	8,740,904	1,457,689	13,271,994
	1,054,724	$9,823,985	1,667,952	$15,221,526
22

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	167,976	$1,500,029
Service Class	—	—	409,936	3,607,436
	—	$—	577,912	$5,107,465
Shares reacquired
Initial Class	(317,069)	$(2,991,133)	(633,725)	$(5,866,955)
Service Class	(822,093)	(7,642,742)	(1,686,895)	(15,296,911)
	(1,139,162)	$(10,633,875)	(2,320,620)	$(21,163,866)
Net change
Initial Class	(202,636)	$(1,908,052)	(255,486)	$(2,417,394)
Service Class	118,198	1,098,162	180,730	1,582,519
	(84,438)	$(809,890)	(74,756)	$(834,875)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $328 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,505,110	$20,860,686	$20,566,113	$(70)	$(106)	$1,799,507
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$64,282	$—
(8)  LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to
23

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Corporate Bond Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Corporate Bond Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS Emerging Markets Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Equity Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Airlines – 0.3%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	14,568	$ 123,551
Alcoholic Beverages – 3.4%
Ambev S.A., ADR	169,392	$ 347,254
China Resources Beer Holdings Co. Ltd.	52,000	174,328
Kweichow Moutai Co. Ltd., “A”	2,300	463,868
Wuliangye Yibin Co. Ltd., “A” (a)	14,600	257,072
		$1,242,522
Automotive – 3.6%
BYD Co. Ltd.	10,000	$ 297,091
Hero MotoCorp Ltd.	3,364	225,091
Mahindra & Mahindra Ltd.	12,974	444,406
Maruti Suzuki India Ltd.	1,237	177,948
PT Astra International Tbk	539,600	146,969
		$1,291,505
Biotechnology – 0.7%
Hugel, Inc. (a)	1,541	$ 258,606
Brokerage & Asset Managers – 0.4%
B3 S.A. - Brasil Bolsa Balcao	82,300	$ 150,758
Moscow Exchange MICEX-RTS PJSC (a)(u)	369,124	0
		$150,758
Business Services – 5.0%
Infosys Ltd.	46,682	$ 877,098
Tata Consultancy Services Ltd.	14,557	679,465
Tech Mahindra Ltd.	14,423	247,398
		$1,803,961
Chemicals – 1.2%
UPL Ltd.	65,314	$ 446,268
Computer Software – 0.8%
Kingsoft Corp.	105,400	$ 304,361
Computer Software - Systems – 8.2%
Hon Hai Precision Industry Co. Ltd.	103,000	$ 675,184
Samsung Electronics Co. Ltd.	39,459	2,318,839
		$2,994,023
Conglomerates – 1.0%
LG Corp.	6,233	$ 363,568
Construction – 4.1%
Anhui Conch Cement Co. Ltd.	74,500	$ 177,448
Beijing New Building Materials PLC, “A”	55,500	226,551
Gree Electric Appliances, Inc., “A”	72,400	390,794
FCEFS-SEM
1

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Midea Group Co. Ltd., “A”	35,500	$ 315,130
Techtronic Industries Co. Ltd.	27,000	308,411
Zhejiang Supor Co. Ltd., “A”	9,200	63,435
		$1,481,769
Electronics – 11.2%
ASE Technology Holding Co. Ltd	94,000	$ 485,047
SK Square Co. Ltd. (a)	997	72,025
Taiwan Semiconductor Manufacturing Co. Ltd.	118,258	3,521,330
		$4,078,402
Energy - Independent – 0.9%
Reliance Industries Ltd.	8,859	$ 331,635
Energy - Integrated – 3.6%
Galp Energia SGPS S.A., “B”	15,934	$ 336,512
LUKOIL PJSC (a)(u)	6,698	0
Petroleo Brasileiro S.A., ADR	28,445	412,168
Petroleo Brasileiro S.A., ADR	14,959	204,041
Petronet LNG Ltd.	43,127	170,270
Saudi Arabian Oil Co.	23,996	177,175
		$1,300,166
Engineering - Construction – 0.5%
Doosan Bobcat, Inc.	5,299	$ 196,079
Food & Beverages – 3.0%
Gruma S.A.B. de C.V.	13,859	$ 252,855
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	143,541	510,470
Orion Corp.	4,701	314,433
		$1,077,758
Food & Drug Stores – 0.4%
BIM Birlesik Magazalar A.S.	9,032	$ 150,742
Forest & Paper Products – 0.5%
Suzano S.A.	17,400	$ 177,452
Insurance – 5.8%
AIA Group Ltd.	38,000	$ 257,906
DB Insurance Co. Ltd.	4,798	399,107
Hyundai Marine & Fire Insurance Co. Ltd.	12,512	314,090
Ping An Insurance Co. of China Ltd., “H”	116,000	527,461
Samsung Fire & Marine Insurance Co. Ltd.	2,101	593,744
		$2,092,308
Internet – 1.0%
Baidu, Inc., ADR (a)	832	$ 71,951
MakeMyTrip Ltd. (a)	1,696	142,634
NAVER Corp.	1,194	144,772
		$359,357
2

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 7.1%
NetEase, Inc., ADR	5,327	$ 509,155
Tencent Holdings Ltd.	43,800	2,078,791
		$2,587,946
Machinery & Tools – 1.9%
Delta Electronics, Inc.	57,000	$ 677,128
Major Banks – 3.4%
Banco Bradesco S.A., ADR	141,562	$ 317,099
Bandhan Bank Ltd.	78,705	192,337
Erste Group Bank AG	9,453	447,872
Nedbank Group Ltd.	20,769	292,704
		$1,250,012
Medical & Health Technology & Services – 0.0%
Burning Rock Biotech Ltd., ADR (a)	1,779	$ 11,190
Metals & Mining – 3.3%
Industries Qatar Q.P.S.C.	68,327	$ 240,205
PT United Tractors Tbk	303,100	406,755
Vale S.A., ADR	50,940	569,000
		$1,215,960
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	58,600	$ 205,238
Network & Telecom – 0.3%
GDS Holdings Ltd., “A” (a)	20,900	$ 24,331
GDS Holdings Ltd., ADR (a)(l)	7,526	69,916
		$94,247
Oil Services – 0.5%
Samsung E&A Co. Ltd. (a)	11,075	$ 193,464
Other Banks & Diversified Financials – 12.8%
Bangkok Bank Public Co. Ltd.	85,900	$ 305,469
Bank Negara Indonesia PT	1,445,400	408,766
China Construction Bank Corp.	907,670	670,665
China Merchants Bank Co. Ltd.	43,000	195,203
Credicorp Ltd.	2,768	446,561
Emirates NBD Bank PJSC	49,952	224,396
Grupo Financiero Banorte S.A. de C.V.	27,336	213,010
HDFC Bank Ltd.	33,496	676,367
IndusInd Bank Ltd.	10,096	176,641
KB Financial Group, Inc.	9,364	530,984
Kotak Mahindra Bank Ltd.	26,172	562,913
Sberbank of Russia PJSC (a)(u)	286,804	0
Tisco Financial Group PCL	87,600	227,967
		$4,638,942
Pharmaceuticals – 0.2%
Genomma Lab Internacional S.A., “B”	77,429	$ 72,837
Precious Metals & Minerals – 1.0%
Gold Fields Ltd., ADR	25,187	$ 375,286
3

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.2%
Emaar Properties PJSC	204,690	$ 456,972
ESR Group Ltd.	87,800	115,357
Hang Lung Properties Ltd.	147,000	125,370
SM Investments Corp.	7,440	105,426
		$803,125
Restaurants – 0.8%
Yum China Holdings, Inc.	9,768	$ 301,245
Specialty Stores – 4.5%
Alibaba Group Holding Ltd.	106,748	$ 959,674
Multiplan Empreendimentos Imobiliarios S.A.	18,782	75,732
Vipshop Holdings Ltd., ADR	16,111	209,765
Walmart de Mexico S.A.B. de C.V.	111,423	379,185
		$1,624,356
Telecommunications - Wireless – 2.2%
Advanced Info Service Public Co. Ltd.	31,100	$ 177,968
Etihad Etisalat Co.	20,523	292,123
PT Telekom Indonesia	1,758,300	333,658
		$803,749
Telephone Services – 0.7%
Hellenic Telecommunications Organization S.A.	16,887	$ 243,064
Tobacco – 1.3%
British American Tobacco PLC	8,065	$ 247,919
ITC Ltd.	46,442	235,661
		$483,580
Total Common Stocks (Identified Cost, $28,254,058)		$35,806,160
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $554,978)	554,962	$ 555,017
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j) (Identified Cost, $64,350)	64,350	$ 64,350
Other Assets, Less Liabilities – (0.1)%		(51,074)
Net Assets – 100.0%		$36,374,453
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $555,017 and $35,870,510, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
4

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
5

MFS Emerging Markets Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value, including $61,314 of securities on loan (identified cost, $28,318,408)	$35,870,510
Investments in affiliated issuers, at value (identified cost, $554,978)	555,017
Cash	16,059
Foreign currency, at value (identified cost, $19,096)	19,100
Receivables for
Investments sold	113,369
Fund shares sold	6,792
Interest and dividends	188,777
Receivable from investment adviser	12,188
Other assets	188
Total assets	$36,782,000
Liabilities
Payables for
Investments purchased	$161,173
Fund shares reacquired	19,204
Collateral for securities loaned, at value	64,350
Payable to affiliates
Administrative services fee	191
Shareholder servicing costs	6
Distribution and/or service fees	557
Payable for independent Trustees' compensation	87
Deferred foreign capital gains tax expense payable	89,953
Accrued expenses and other liabilities	72,026
Total liabilities	$407,547
Net assets	$36,374,453
Net assets consist of
Paid-in capital	$29,243,251
Total distributable earnings (loss)	7,131,202
Net assets	$36,374,453
Shares of beneficial interest outstanding	2,744,065
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$15,961,835	1,191,117	$13.40
Service Class	20,412,618	1,552,948	13.14
See Notes to Financial Statements
6

MFS Emerging Markets Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$770,501
Dividends from affiliated issuers	15,334
Other	3,073
Income on securities loaned	247
Foreign taxes withheld	(74,069)
Total investment income	$715,086
Expenses
Management fee	$185,005
Distribution and/or service fees	24,420
Shareholder servicing costs	413
Administrative services fee	8,701
Independent Trustees' compensation	1,495
Custodian fee	47,143
Shareholder communications	1,564
Audit and tax fees	44,877
Legal fees	98
Miscellaneous	12,486
Total expenses	$326,202
Reduction of expenses by investment adviser	(84,821)
Net expenses	$241,381
Net investment income (loss)	$473,705
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $20,586 foreign capital gains tax)	$374,541
Affiliated issuers	66
Foreign currency	(10,910)
Net realized gain (loss)	$363,697
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $2,542 increase in deferred foreign capital gains tax)	$1,755,139
Affiliated issuers	(99)
Translation of assets and liabilities in foreign currencies	(1,009)
Net unrealized gain (loss)	$1,754,031
Net realized and unrealized gain (loss)	$2,117,728
Change in net assets from operations	$2,591,433
See Notes to Financial Statements
7

MFS Emerging Markets Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$473,705	$833,929
Net realized gain (loss)	363,697	345,112
Net unrealized gain (loss)	1,754,031	2,445,061
Change in net assets from operations	$2,591,433	$3,624,102
Total distributions to shareholders	$—	$(452,496)
Change in net assets from fund share transactions	$(1,710,959)	$(2,359,307)
Total change in net assets	$880,474	$812,299
Net assets
At beginning of period	35,493,979	34,681,680
At end of period	$36,374,453	$35,493,979
See Notes to Financial Statements
8

MFS Emerging Markets Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.46	$11.39	$16.03	$17.28	$17.04	$14.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.30	$0.23	$0.20	$0.14	$0.28
Net realized and unrealized gain (loss)	0.76	0.95	(3.36)	(1.36)	1.47	2.63
Total from investment operations	$0.94	$1.25	$(3.13)	$(1.16)	$1.61	$2.91
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.57)	$(0.09)	$(0.50)	$(0.11)
From net realized gain	—	—	(0.94)	(0.00)(w)	(0.87)	(0.51)
Total distributions declared to shareholders	$—	$(0.18)	$(1.51)	$(0.09)	$(1.37)	$(0.62)
Net asset value, end of period (x)	$13.40	$12.46	$11.39	$16.03	$17.28	$17.04
Total return (%) (k)(r)(s)(x)	7.54(n)	10.99	(19.79)	(6.75)	10.63	20.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.71(a)	1.50	1.82	1.62	1.73	1.55
Expenses after expense reductions	1.23(a)	1.23	1.23	1.23	1.23	1.29
Net investment income (loss)	2.81(a)	2.50	1.78	1.16	0.94	1.76
Portfolio turnover rate	19(n)	29	37	41	48	21
Net assets at end of period (000 omitted)	$15,962	$15,889	$15,452	$19,498	$20,335	$21,065

See Notes to Financial Statements
9

MFS Emerging Markets Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.23	$11.19	$15.76	$16.99	$16.78	$14.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.27	$0.19	$0.15	$0.11	$0.24
Net realized and unrealized gain (loss)	0.75	0.91	(3.30)	(1.33)	1.43	2.58
Total from investment operations	$0.91	$1.18	$(3.11)	$(1.18)	$1.54	$2.82
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.52)	$(0.05)	$(0.46)	$(0.06)
From net realized gain	—	—	(0.94)	(0.00)(w)	(0.87)	(0.51)
Total distributions declared to shareholders	$—	$(0.14)	$(1.46)	$(0.05)	$(1.33)	$(0.57)
Net asset value, end of period (x)	$13.14	$12.23	$11.19	$15.76	$16.99	$16.78
Total return (%) (k)(r)(s)(x)	7.44(n)	10.62	(19.94)	(6.97)	10.33	20.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.96(a)	1.75	2.07	1.87	1.98	1.80
Expenses after expense reductions	1.48(a)	1.48	1.48	1.48	1.48	1.54
Net investment income (loss)	2.59(a)	2.26	1.51	0.90	0.71	1.52
Portfolio turnover rate	19(n)	29	37	41	48	21
Net assets at end of period (000 omitted)	$20,413	$19,605	$19,230	$24,849	$25,643	$25,616
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Emerging Markets Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
11

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$4,529,608	$4,485,525	$—	$9,015,133
South Korea	1,396,229	4,303,482	—	5,699,711
India	2,360,925	3,225,207	—	5,586,132
Taiwan	3,521,330	1,837,359	—	5,358,689
Brazil	2,253,504	—	—	2,253,504
Indonesia	553,724	742,424	—	1,296,148
Mexico	1,041,438	—	—	1,041,438
Hong Kong	807,044	—	—	807,044
Thailand	177,968	533,436	—	711,404
Other Countries	3,789,038	247,919	0	4,036,957
Mutual Funds	619,367	—	—	619,367
Total	$21,050,175	$15,375,352	$0	$36,425,527
For further information regarding security characteristics, see the Portfolio of Investments. At June 30, 2024, the fund held three level 3 securities valued at $0, which were also held and valued at $0 at December 31, 2023.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall
12

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $61,314.  The fair value of the fund's investment securities on loan and a related liability of $64,350 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to  passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$452,496
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/24
Cost of investments	$29,785,397
Gross appreciation	10,093,032
Gross depreciation	(3,452,902)
Net unrealized appreciation (depreciation)	$6,640,130
As of 12/31/23
Undistributed ordinary income	822,794
Capital loss carryforwards	(1,054,987)
Other temporary differences	(110,585)
Net unrealized appreciation (depreciation)	4,882,547
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(245,418)
Long-Term	(809,569)
Total	$(1,054,987)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$228,103
Service Class	—	224,393
Total	$—	$452,496
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million	1.00%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $2,295, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 1.04% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 1.23% of average daily net assets for the Initial Class shares and 1.48% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $82,526, which is included in the reduction of total expenses in the Statement of Operations.
14

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $220, which equated to 0.0012% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $193.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0494% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $3,073, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $6,564,675 and $8,024,532, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	52,352	$657,603	105,215	$1,271,583
Service Class	89,134	1,119,165	172,924	2,057,026
	141,486	$1,776,768	278,139	$3,328,609
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	18,945	$228,103
Service Class	—	—	18,952	224,393
	—	$—	37,897	$452,496
15

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(136,905)	$(1,749,937)	(204,676)	$(2,478,243)
Service Class	(138,794)	(1,737,790)	(307,699)	(3,662,169)
	(275,699)	$(3,487,727)	(512,375)	$(6,140,412)
Net change
Initial Class	(84,553)	$(1,092,334)	(80,516)	$(978,557)
Service Class	(49,660)	(618,625)	(115,823)	(1,380,750)
	(134,213)	$(1,710,959)	(196,339)	$(2,359,307)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 8% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $82 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$693,970	$4,644,191	$4,783,111	$66	$(99)	$555,017
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$15,334	$—
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Global Governments Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Governments Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.0%
Foreign Bonds – 54.5%
Albania – 0.5%
Republic of Albania, 5.9%, 6/09/2028	EUR	420,000	$ 463,040
Australia – 0.9%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	1,390,000	$ 801,717
Canada – 1.9%
Government of Canada, 1.5%, 12/01/2031	CAD	1,800,000	$ 1,145,313
OMERS Finance Trust Anleihen, 5.5%, 11/15/2033 (n)		$250,000	259,850
Province of Alberta, 4.5%, 1/24/2034		250,000	244,740
			$1,649,903
Finland – 1.1%
Republic of Finland, 2.95%, 4/15/2055 (n)	EUR	950,000	$ 954,108
Germany – 5.8%
Federal Republic of Germany, 0.5%, 2/15/2028	EUR	5,025,000	$ 5,015,044
Greece – 1.3%
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	635,000	$ 660,707
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		400,000	411,823
			$1,072,530
India – 0.8%
Republic of India, 7.18%, 8/14/2033	INR	55,000,000	$ 662,918
Italy – 10.8%
Republic of Italy, 4.1%, 2/01/2029	EUR	6,730,000	$ 7,387,165
Republic of Italy, 4.2%, 3/01/2034		1,000,000	1,088,165
Republic of Italy, 4.15%, 10/01/2039 (n)		850,000	889,098
			$9,364,428
Japan – 11.8%
Government of Japan, 2.1%, 12/20/2027	JPY	400,000,000	$ 2,628,852
Government of Japan, 0.1%, 6/20/2031		200,000,000	1,188,874
Government of Japan, 1.5%, 6/20/2034		430,000,000	2,780,367
Government of Japan, 0.4%, 9/20/2040		513,500,000	2,634,588
Government of Japan, 1.5%, 12/20/2044		22,000,000	127,949
Government of Japan, 0.6%, 9/20/2050		153,000,000	667,536
Government of Japan, 0.9%, 3/20/2057		46,000,000	199,877
			$10,228,043
Luxembourg – 2.3%
European Union, 1.625%, 12/04/2029	EUR	1,000,000	$ 999,622
European Union, 4%, 4/04/2044		330,000	378,047
European Union, 2.625%, 2/04/2048		515,000	477,185
European Union, 3.375%, 10/05/2054		94,686	97,991
			$1,952,845
WGSFS-SEM
1

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Serbia – 0.7%
Republic of Serbia, 1.5%, 6/26/2029	EUR	400,000	$ 363,823
Republic of Serbia, 6%, 6/12/2034 (n)		$201,000	197,872
			$561,695
South Korea – 3.6%
Republic of Korea, 1.875%, 6/10/2029	KRW	4,590,000,000	$ 3,129,205
Spain – 4.6%
Kingdom of Spain, 3.45%, 10/31/2034 (n)	EUR	2,220,000	$ 2,383,958
Kingdom of Spain, 4.7%, 7/30/2041		615,000	735,688
Kingdom of Spain, 4%, 10/31/2054		798,000	852,397
			$3,972,043
Supranational – 2.1%
European Financial Stability Facility, 3%, 9/04/2034	EUR	840,000	$ 892,508
European Investment Bank, 3%, 2/15/2039		875,000	905,557
			$1,798,065
United Kingdom – 5.9%
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	2,800,000	$ 2,833,849
United Kingdom Treasury, 0.875%, 7/31/2033		695,000	663,069
United Kingdom Treasury, 1.75%, 9/07/2037		1,067,000	999,591
United Kingdom Treasury, 3.75%, 7/22/2052		79,000	85,993
United Kingdom Treasury, 4%, 1/22/2060		275,000	311,926
United Kingdom Treasury, 3.5%, 7/22/2068		165,000	168,635
			$5,063,063
Uruguay – 0.4%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	15,991,000	$ 378,035
Total Foreign Bonds			$47,066,682
U.S. Bonds – 39.5%
Asset-Backed & Securitized – 0.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.124%, 11/15/2054 (i)		$1,020,773	$ 46,282
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		71,027	70,958
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.933% (SOFR - 1mo. + 0.6%), 2/18/2028		308,000	307,998
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.843%, 10/15/2054 (i)(n)		3,155,628	111,039
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)		107,044	106,921
			$643,198
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$ 142,816
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$42,000	$ 40,264
Mortgage-Backed – 1.6%
Freddie Mac, 0.443%, 5/25/2029 (i)		$1,111,152	$ 22,885
Freddie Mac, 5.958%, 8/25/2029		632,459	633,944
Freddie Mac, 5.998%, 9/25/2029		263,965	264,871
Freddie Mac, 1.481%, 6/25/2030 (i)		1,389,652	90,780
Freddie Mac, 1.262%, 9/25/2030 (i)		329,805	20,185
Freddie Mac, 0.632%, 9/25/2031 (i)		2,295,212	72,903
2

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.955%, 9/25/2031 (i)	$706,831	$ 34,954
Freddie Mac, 0.441%, 11/25/2031 (i)	3,422,551	75,680
Freddie Mac, 0.596%, 12/25/2031 (i)	3,444,413	104,948
Freddie Mac, 0.664%, 12/25/2031 (i)	568,544	19,459
		$1,340,609
Municipals – 0.2%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	$100,000	$ 93,524
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	65,000	62,648
		$156,172
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.57%, 6/01/2025	$352	$ 349
Small Business Administration, 5.09%, 10/01/2025	371	365
Small Business Administration, 5.21%, 1/01/2026	7,456	7,372
Small Business Administration, 2.22%, 3/01/2033	155,493	140,879
		$148,965
U.S. Treasury Obligations – 36.6%
U.S. Treasury Bonds, 3.125%, 8/31/2029	$3,530,000	$ 3,329,231
U.S. Treasury Bonds, 3.5%, 2/15/2033	2,530,000	2,371,282
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	3,856,400	3,869,355
U.S. Treasury Bonds, 2.75%, 11/15/2042	2,646,000	2,027,808
U.S. Treasury Bonds, 2.5%, 2/15/2045	1,160,000	827,452
U.S. Treasury Bonds, 3%, 2/15/2049	2,570,000	1,946,675
U.S. Treasury Bonds, 4.125%, 8/15/2053	1,967,000	1,831,692
U.S. Treasury Notes, 0.75%, 3/31/2026	3,980,000	3,711,661
U.S. Treasury Notes, 2.375%, 5/15/2027	3,710,000	3,494,066
U.S. Treasury Notes, 2.875%, 8/15/2028 (f)	6,310,000	5,945,203
U.S. Treasury Notes, 0.625%, 8/15/2030	2,870,000	2,300,036
		$31,654,461
Total U.S. Bonds		$34,126,485
Total Bonds (Identified Cost, $86,739,469)		$81,193,167
Investment Companies (h) – 5.7%
Money Market Funds – 5.7%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $4,925,096)	4,924,890	$ 4,925,382
Other Assets, Less Liabilities – 0.3%		275,252
Net Assets – 100.0%		$86,393,801
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,925,382 and $81,193,167, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,973,804, representing 5.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
3

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
AGM	Assured Guaranty Municipal
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
UYU	Uruguayan Peso
Derivative Contracts at 6/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	658,944	USD	439,730	Barclays Bank PLC	7/19/2024	$51
AUD	734,869	USD	479,436	Morgan Stanley Capital Services, Inc.	7/19/2024	11,016
AUD	2,323,639	USD	1,540,515	State Street Bank Corp.	7/19/2024	10,285
AUD	1,661,320	USD	1,104,156	UBS AG	7/19/2024	4,611
CAD	71,150	USD	52,017	JPMorgan Chase Bank N.A.	7/19/2024	12
CAD	1,766,806	USD	1,283,970	State Street Bank Corp.	7/19/2024	8,014
CZK	13,350,646	USD	561,082	Deutsche Bank AG	7/19/2024	9,850
CZK	30,827,391	USD	1,311,385	Merrill Lynch International	7/19/2024	6,928
CZK	7,685,916	USD	325,238	State Street Bank Corp.	7/19/2024	3,446
EUR	269,302	USD	288,074	JPMorgan Chase Bank N.A.	7/19/2024	565
EUR	808,771	USD	865,894	Morgan Stanley Capital Services, Inc.	7/19/2024	949
GBP	1,712,554	USD	2,129,269	Brown Brothers Harriman	7/19/2024	35,786
GBP	48,442	USD	60,732	Merrill Lynch International	7/19/2024	510
GBP	147,318	USD	184,904	State Street Bank Corp.	7/19/2024	1,339
INR	34,377,644	USD	410,421	Goldman Sachs International	9/12/2024	935
NOK	14,290,105	USD	1,314,871	HSBC Bank	7/19/2024	24,119
NOK	764,768	USD	69,992	Merrill Lynch International	7/19/2024	1,667
NZD	5,013	USD	2,996	Deutsche Bank AG	7/19/2024	57
NZD	1,468,083	USD	871,068	Goldman Sachs International	7/19/2024	23,143
SEK	1,449,091	USD	135,186	Deutsche Bank AG	7/19/2024	1,647
USD	441,099	AUD	659,393	JPMorgan Chase Bank N.A.	7/19/2024	1,019
USD	1,948,444	BRL	10,831,205	Barclays Bank PLC	7/02/2024	10,875
USD	1,548,316	BRL	8,062,704	Citibank N.A.	7/02/2024	105,998
USD	538,211	BRL	2,768,502	Goldman Sachs International	7/02/2024	42,960
USD	1,012,323	CAD	1,383,628	State Street Bank Corp.	7/19/2024	540
USD	102,540	EUR	94,520	Citibank N.A.	7/19/2024	1,233
USD	1,110,580	EUR	1,028,664	JPMorgan Chase Bank N.A.	7/19/2024	8,055
USD	1,003,041	EUR	927,655	Morgan Stanley Capital Services, Inc.	7/19/2024	8,778
USD	1,515,848	EUR	1,408,345	State Street Bank Corp.	7/19/2024	6,380
4

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	805,621	EUR	750,634	UBS AG	7/19/2024	$1,089
USD	79,237	JPY	12,108,040	Citibank N.A.	7/19/2024	3,786
USD	618,108	JPY	96,035,237	Morgan Stanley Capital Services, Inc.	7/19/2024	19,666
USD	1,231,194	JPY	191,725,671	State Street Bank Corp.	7/19/2024	36,457
USD	997,222	JPY	150,591,358	UBS AG	7/19/2024	58,814
USD	388,263	MXN	6,703,836	Morgan Stanley Capital Services, Inc.	7/19/2024	22,776
USD	1,739,515	MXN	29,406,271	State Street Bank Corp.	7/19/2024	136,310
USD	105,381	NOK	1,114,736	Merrill Lynch International	7/19/2024	929
USD	437,234	NZD	713,678	Merrill Lynch International	7/19/2024	2,532
USD	906,209	NZD	1,463,549	State Street Bank Corp.	7/19/2024	14,760
						$627,887
Liability Derivatives
BRL	10,831,205	USD	2,007,582	Barclays Bank PLC	7/02/2024	$(70,013)
BRL	8,062,703	USD	1,450,413	Citibank N.A.	7/02/2024	(8,095)
BRL	2,768,502	USD	498,031	Goldman Sachs International	7/02/2024	(2,780)
CAD	178,588	USD	130,796	Merrill Lynch International	7/19/2024	(203)
CHF	390,900	USD	437,448	Barclays Bank PLC	7/19/2024	(1,478)
DKK	1,485,214	USD	215,134	State Street Bank Corp.	7/19/2024	(1,655)
EUR	452,508	USD	492,017	Barclays Bank PLC	7/19/2024	(7,018)
EUR	813,954	USD	877,447	Citibank N.A.	7/19/2024	(5,049)
EUR	123,484	USD	134,233	HSBC Bank	7/19/2024	(1,882)
EUR	968,372	USD	1,054,166	JPMorgan Chase Bank N.A.	7/19/2024	(16,262)
EUR	249,379	USD	270,514	Morgan Stanley Capital Services, Inc.	7/19/2024	(3,230)
EUR	920,646	USD	994,928	UBS AG	7/19/2024	(8,178)
GBP	322,208	USD	408,085	JPMorgan Chase Bank N.A.	7/19/2024	(742)
GBP	349,444	USD	445,291	Merrill Lynch International	7/19/2024	(3,515)
GBP	342,640	USD	436,021	Morgan Stanley Capital Services, Inc.	7/19/2024	(2,846)
JPY	105,998,870	USD	689,162	Deutsche Bank AG	7/19/2024	(28,631)
JPY	818,843,031	USD	5,431,795	Merrill Lynch International	7/19/2024	(329,181)
JPY	14,976,827	USD	98,030	Morgan Stanley Capital Services, Inc.	7/19/2024	(4,702)
JPY	82,974,616	USD	532,560	UBS AG	7/19/2024	(15,504)
MXN	18,052,140	USD	1,081,654	Barclays Bank PLC	7/19/2024	(97,466)
MXN	8,056,248	USD	441,901	HSBC Bank	7/19/2024	(2,681)
MXN	18,026,278	USD	1,029,499	State Street Bank Corp.	7/19/2024	(46,722)
NZD	719,627	USD	440,522	State Street Bank Corp.	7/19/2024	(2,196)
SEK	917,875	USD	88,275	Merrill Lynch International	7/19/2024	(1,603)
USD	2,536,208	AUD	3,881,102	HSBC Bank	7/19/2024	(54,046)
USD	1,132,350	CAD	1,551,006	State Street Bank Corp.	7/19/2024	(1,830)
USD	445,542	CHF	403,019	HSBC Bank	7/19/2024	(3,945)
USD	2,212,446	CZK	52,282,968	Barclays Bank PLC	7/19/2024	(23,402)
USD	409,811	EUR	383,983	JPMorgan Chase Bank N.A.	7/19/2024	(1,743)
USD	6,298,535	EUR	5,893,598	Morgan Stanley Capital Services, Inc.	7/19/2024	(18,235)
USD	1,744,802	GBP	1,400,632	BNP Paribas S.A.	7/19/2024	(25,914)
USD	437,282	GBP	349,962	Merrill Lynch International	7/19/2024	(5,149)
USD	437,430	GBP	351,733	Morgan Stanley Capital Services, Inc.	7/19/2024	(7,240)
USD	211,876	INR	17,744,805	Barclays Bank PLC	9/12/2024	(455)
USD	3,079,815	KRW	4,257,208,722	Barclays Bank PLC	8/06/2024	(18,942)
USD	34,775	KRW	48,080,662	Citibank N.A.	7/26/2024	(201)
USD	458,536	SEK	4,982,559	Merrill Lynch International	7/19/2024	(11,952)
USD	882,021	SEK	9,609,810	Morgan Stanley Capital Services, Inc.	7/19/2024	(25,404)
						$(860,090)
5

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	3	$227,286	September - 2024	$2,147
Canadian Treasury Bond 5 yr	Long	CAD	37	2,998,838	September - 2024	21,255
Euro-Bobl 5 yr	Long	EUR	6	748,209	September - 2024	4,549
U.S. Treasury Note 10 yr	Long	USD	28	3,079,562	September - 2024	3,835
U.S. Treasury Note 2 yr	Long	USD	10	2,042,188	September - 2024	5,406
						$37,192
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	8	$1,127,668	September - 2024	$(8,328)
Euro-Buxl 30 yr	Short	EUR	6	836,884	September - 2024	(5,154)
Euro-Schatz 2 yr	Short	EUR	13	1,471,593	September - 2024	(7,547)
Japan Government Bond 10 yr	Long	JPY	3	2,663,808	September - 2024	(12,521)
						$(33,550)
At June 30, 2024, the fund had cash collateral of $260,000 and other liquid securities with an aggregate value of $240,074 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
6

MFS Global Governments Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $86,739,469)	$81,193,167
Investments in affiliated issuers, at value (identified cost, $4,925,096)	4,925,382
Restricted cash for
Forward foreign currency exchange contracts	260,000
Receivables for
Forward foreign currency exchange contracts	627,887
Net daily variation margin on open futures contracts	4,995
Fund shares sold	7,696
Interest	656,630
Receivable from investment adviser	12,120
Other assets	393
Total assets	$87,688,270
Liabilities
Payables for
Forward foreign currency exchange contracts	$860,090
Investments purchased	374,379
Fund shares reacquired	884
Payable to affiliates
Administrative services fee	248
Distribution and/or service fees	13
Payable for independent Trustees' compensation	139
Accrued expenses and other liabilities	58,716
Total liabilities	$1,294,469
Net assets	$86,393,801
Net assets consist of
Paid-in capital	$107,619,076
Total distributable earnings (loss)	(21,225,275)
Net assets	$86,393,801
Shares of beneficial interest outstanding	10,363,128
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$85,897,984	10,302,233	$8.34
Service Class	495,817	60,895	8.14
See Notes to Financial Statements
7

MFS Global Governments Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Interest	$1,499,983
Dividends from affiliated issuers	108,653
Foreign taxes withheld	(8,559)
Total investment income	$1,600,077
Expenses
Management fee	$328,971
Distribution and/or service fees	603
Shareholder servicing costs	124
Administrative services fee	11,411
Independent Trustees' compensation	1,794
Custodian fee	15,890
Shareholder communications	1,428
Audit and tax fees	39,591
Legal fees	252
Miscellaneous	16,780
Total expenses	$416,844
Reduction of expenses by investment adviser	(110,638)
Net expenses	$306,206
Net investment income (loss)	$1,293,871
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $199 foreign capital gains tax)	$(1,708,711)
Affiliated issuers	(1,454)
Futures contracts	(20,146)
Swap agreements	5,452
Forward foreign currency exchange contracts	(522,655)
Foreign currency	7,167
Net realized gain (loss)	$(2,240,347)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(3,670,361)
Affiliated issuers	(429)
Futures contracts	(165,242)
Forward foreign currency exchange contracts	(98,095)
Translation of assets and liabilities in foreign currencies	(9,526)
Net unrealized gain (loss)	$(3,943,653)
Net realized and unrealized gain (loss)	$(6,184,000)
Change in net assets from operations	$(4,890,129)
See Notes to Financial Statements
8

MFS Global Governments Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$1,293,871	$2,019,515
Net realized gain (loss)	(2,240,347)	(7,488,562)
Net unrealized gain (loss)	(3,943,653)	7,464,844
Change in net assets from operations	$(4,890,129)	$1,995,797
Change in net assets from fund share transactions	$757,069	$(4,464,752)
Total change in net assets	$(4,133,060)	$(2,468,955)
Net assets
At beginning of period	90,526,861	92,995,816
At end of period	$86,393,801	$90,526,861
See Notes to Financial Statements
9

MFS Global Governments Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$8.81	$8.61	$10.57	$11.69	$10.71	$10.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.19	$0.05	$0.03	$0.05	$0.11
Net realized and unrealized gain (loss)	(0.59)	0.01	(1.87)	(0.89)	1.08	0.53
Total from investment operations	$(0.47)	$0.20	$(1.82)	$(0.86)	$1.13	$0.64
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.14)	$(0.26)	$(0.15)	$(0.27)
Net asset value, end of period (x)	$8.34	$8.81	$8.61	$10.57	$11.69	$10.71
Total return (%) (k)(r)(s)(x)	(5.33)(n)	2.32	(17.23)	(7.43)	10.60	6.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.93	0.93	0.89	0.90	0.88
Expenses after expense reductions	0.70(a)	0.74	0.76	0.76	0.83	0.87
Net investment income (loss)	2.95(a)	2.25	0.53	0.31	0.46	1.01
Portfolio turnover rate	60(n)	155	116	132	98	107
Net assets at end of period (000 omitted)	$85,898	$90,034	$92,464	$122,646	$129,401	$129,565
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$8.61	$8.44	$10.35	$11.46	$10.50	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.17	$0.02	$0.01	$0.02	$0.08
Net realized and unrealized gain (loss)	(0.58)	(0.00)(w)	(1.82)	(0.89)	1.06	0.51
Total from investment operations	$(0.47)	$0.17	$(1.80)	$(0.88)	$1.08	$0.59
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.11)	$(0.23)	$(0.12)	$(0.23)
Net asset value, end of period (x)	$8.14	$8.61	$8.44	$10.35	$11.46	$10.50
Total return (%) (k)(r)(s)(x)	(5.46)(n)	2.01	(17.38)	(7.72)	10.35	5.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20(a)	1.18	1.18	1.14	1.15	1.13
Expenses after expense reductions	0.95(a)	0.99	1.01	1.01	1.08	1.12
Net investment income (loss)	2.70(a)	1.99	0.28	0.06	0.20	0.76
Portfolio turnover rate	60(n)	155	116	132	98	107
Net assets at end of period (000 omitted)	$496	$493	$532	$777	$841	$806

See Notes to Financial Statements
10

MFS Global Governments Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Governments Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
12

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$31,803,426	$—	$31,803,426
Non - U.S. Sovereign Debt	—	46,562,093	—	46,562,093
Municipal Bonds	—	156,172	—	156,172
U.S. Corporate Bonds	—	183,080	—	183,080
Residential Mortgage-Backed Securities	—	1,340,609	—	1,340,609
Commercial Mortgage-Backed Securities	—	157,321	—	157,321
Asset-Backed Securities (including CDOs)	—	485,877	—	485,877
Foreign Bonds	—	504,589	—	504,589
Mutual Funds	4,925,382	—	—	4,925,382
Total	$4,925,382	$81,193,167	$—	$86,118,549
Other Financial Instruments
Futures Contracts – Assets	$37,192	$—	$—	$37,192
Futures Contracts – Liabilities	(33,550)	—	—	(33,550)
Forward Foreign Currency Exchange Contracts – Assets	—	627,887	—	627,887
Forward Foreign Currency Exchange Contracts – Liabilities	—	(860,090)	—	(860,090)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
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Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$37,192	$(33,550)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	627,887	(860,090)
Total		$665,079	$(893,640)
(a)  Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(20,146)	$5,452	$—
Foreign Exchange	—	—	(522,655)
Total	$(20,146)	$5,452	$(522,655)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(165,242)	$—
Foreign Exchange	—	(98,095)
Total	$(165,242)	$(98,095)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted
14

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Notes to Financial Statements (unaudited) - continued
cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of June 30, 2024:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$4,995	$—
Forward Foreign Currency Exchange Contracts	627,887	860,090
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$632,882	$860,090
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	311,159	138,639
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$321,723	$721,451
(a)  The amount presented here represents the fund's current day net variation margin for futures contracts. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2024:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$10,926	$(10,926)	$—	$—	$—
Brown Brothers Harriman	35,786	—	—	—	35,786
Citibank N.A.	111,017	(13,345)	—	—	97,672
Deutsche Bank AG	11,554	(11,554)	—	—	—
Goldman Sachs International	67,038	(2,780)	—	—	64,258
JPMorgan Chase Bank N.A.	9,651	(9,651)	—	—	—
Merrill Lynch International	12,566	(12,566)	—	—	—
Morgan Stanley Capital Services, Inc.	63,185	(61,657)	—	—	1,528
Total	$321,723	$(122,479)	$—	$—	$199,244
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2024:
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Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(218,774)	$10,926	$—	$—	$(207,848)
BNP Paribas S.A.	(25,914)	—	—	—	(25,914)
Citibank N.A.	(13,345)	13,345	—	—	—
Deutsche Bank AG	(28,631)	11,554	—	—	(17,077)
Goldman Sachs International	(2,780)	2,780	—	—	—
JPMorgan Chase Bank N.A.	(18,747)	9,651	—	—	(9,096)
Merrill Lynch International	(351,603)	12,566	—	260,000	(79,037)
Morgan Stanley Capital Services, Inc.	(61,657)	61,657	—	—	—
Total	$(721,451)	$122,479	$—	$260,000	$(338,972)
(b) The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
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Notes to Financial Statements (unaudited) - continued
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if
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MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The fund declared no distributions for the current period or for the year ended December 31, 2023.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$93,225,394
Gross appreciation	189,222
Gross depreciation	(7,296,067)
Net unrealized appreciation (depreciation)	$(7,106,845)
As of 12/31/23
Capital loss carryforwards	(12,766,865)
Other temporary differences	7,758
Net unrealized appreciation (depreciation)	(3,576,039)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(5,959,264)
Long-Term	(6,807,601)
Total	$(12,766,865)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.
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Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million and up to $1 billion	0.675%
In excess of $1 billion	0.625%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $5,711, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.69% of average daily net assets for the Initial Class shares and 0.94% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $104,927, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $48, which equated to 0.0001% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $76.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0260% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
19

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Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$12,166,402	$14,109,101
Non-U.S. Government securities	40,774,145	36,374,136
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	324,280	$2,770,605	288,426	$2,441,491
Service Class	4,638	38,488	8,189	68,510
	328,918	$2,809,093	296,615	$2,510,001
Shares reacquired
Initial Class	(241,997)	$(2,043,663)	(802,938)	$(6,857,219)
Service Class	(1,019)	(8,361)	(13,944)	(117,534)
	(243,016)	$(2,052,024)	(816,882)	$(6,974,753)
Net change
Initial Class	82,283	$726,942	(514,512)	$(4,415,728)
Service Class	3,619	30,127	(5,755)	(49,024)
	85,902	$757,069	(520,267)	$(4,464,752)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 55%, 25%, and 13%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $206 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
20

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,218,386	$33,026,978	$34,318,099	$(1,454)	$(429)	$4,925,382
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$108,653	$—
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Governments Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Governments Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Governments Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

MFS Global Growth Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Growth Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Alcoholic Beverages – 1.4%
Kweichow Moutai Co. Ltd., “A”	3,700	$ 746,223
Apparel Manufacturers – 2.8%
LVMH Moet Hennessy Louis Vuitton SE	1,015	$ 779,470
NIKE, Inc., “B”	8,683	654,438
		$1,433,908
Automotive – 1.1%
Aptiv PLC (a)	8,213	$ 578,360
Broadcasting – 0.9%
Walt Disney Co.	4,866	$ 483,145
Brokerage & Asset Managers – 1.6%
Brookfield Asset Management Ltd.	9,538	$ 363,100
Charles Schwab Corp.	6,415	472,721
		$835,821
Business Services – 7.5%
Accenture PLC, “A”	4,402	$ 1,335,611
CGI, Inc. (a)	7,244	723,050
Equifax, Inc.	544	131,898
Experian PLC	6,084	282,138
Fiserv, Inc. (a)	5,179	771,878
Thompson Reuters Corp.	541	91,196
TransUnion	4,656	345,289
Verisk Analytics, Inc., “A”	788	212,405
		$3,893,465
Computer Software – 10.9%
Adobe Systems, Inc. (a)	823	$ 457,209
Microsoft Corp.	8,889	3,972,939
OBIC Co. Ltd.	3,200	412,506
Salesforce, Inc.	3,111	799,838
		$5,642,492
Computer Software - Systems – 3.9%
Apple, Inc.	6,398	$ 1,347,547
Cap Gemini S.A.	1,967	389,607
Samsung Electronics Co. Ltd.	5,016	294,769
		$2,031,923
Construction – 2.0%
Otis Worldwide Corp.	5,792	$ 557,538
Sherwin-Williams Co.	1,564	466,744
		$1,024,282
WGOFS-SEM
1

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.2%
Church & Dwight Co., Inc.	9,507	$ 985,686
Estée Lauder Cos., Inc., “A”	6,517	693,409
		$1,679,095
Electrical Equipment – 5.3%
Amphenol Corp., “A”	11,646	$ 784,591
Hubbell, Inc.	1,646	601,580
Schneider Electric SE	3,496	834,159
TE Connectivity Ltd.	3,474	522,594
		$2,742,924
Electronics – 8.2%
Analog Devices, Inc.	1,936	$ 441,911
NVIDIA Corp.	12,324	1,522,507
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,484	1,996,034
Texas Instruments, Inc.	1,534	298,409
		$4,258,861
Food & Beverages – 2.8%
McCormick & Co., Inc.	8,031	$ 569,719
Nestle S.A.	4,234	432,236
PepsiCo, Inc.	2,855	470,875
		$1,472,830
Gaming & Lodging – 0.8%
Hilton Worldwide Holdings, Inc.	1,998	$ 435,964
General Merchandise – 1.4%
B&M European Value Retail S.A.	77,775	$ 429,835
Dollarama, Inc.	3,367	307,424
		$737,259
Insurance – 2.6%
Aon PLC	3,056	$ 897,180
Marsh & McLennan Cos., Inc.	2,169	457,052
		$1,354,232
Internet – 6.2%
Alphabet, Inc., “A”	10,604	$ 1,931,519
Gartner, Inc. (a)	1,524	684,367
NAVER Corp.	4,820	584,423
		$3,200,309
Leisure & Toys – 2.7%
Electronic Arts, Inc.	2,096	$ 292,035
Tencent Holdings Ltd.	23,300	1,105,841
		$1,397,876
Machinery & Tools – 3.3%
Daikin Industries Ltd.	5,000	$ 690,712
Eaton Corp. PLC	2,275	713,326
Veralto Corp.	3,217	307,127
		$1,711,165
2

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	2,266	$ 710,323
Medical Equipment – 9.7%
Agilent Technologies, Inc.	7,614	$ 987,003
Becton, Dickinson and Co.	2,539	593,390
Boston Scientific Corp. (a)	7,913	609,380
Danaher Corp.	2,311	577,403
Mettler-Toledo International, Inc. (a)	323	451,421
STERIS PLC	4,348	954,560
Stryker Corp.	995	338,549
Thermo Fisher Scientific, Inc.	979	541,387
		$5,053,093
Other Banks & Diversified Financials – 9.3%
Credicorp Ltd.	3,530	$ 569,495
HDFC Bank Ltd.	58,752	1,186,348
Julius Baer Group Ltd.	3,830	213,997
Mastercard, Inc., “A”	867	382,486
Moody's Corp.	1,914	805,660
Visa, Inc., “A”	6,421	1,685,320
		$4,843,306
Printing & Publishing – 1.1%
Wolters Kluwer N.V.	3,326	$ 549,825
Railroad & Shipping – 2.2%
Canadian Pacific Kansas City Ltd.	14,738	$ 1,160,323
Restaurants – 0.5%
Starbucks Corp.	3,039	$ 236,586
Specialty Chemicals – 0.7%
Sika AG	1,306	$ 371,769
Specialty Stores – 2.2%
Ross Stores, Inc.	3,956	$ 574,886
TJX Cos., Inc.	4,958	545,876
		$1,120,762
Telecommunications - Wireless – 2.4%
American Tower Corp., REIT	4,434	$ 861,881
Cellnex Telecom S.A.	12,684	411,650
		$1,273,531
Utilities - Electric Power – 0.9%
CMS Energy Corp.	7,833	$ 466,299
Total Common Stocks (Identified Cost, $28,649,248)		$51,445,951
3

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $584,920)	584,927	$ 584,986
Other Assets, Less Liabilities – (0.1)%		(34,310)
Net Assets – 100.0%		$51,996,627
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $584,986 and $51,445,951, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Global Growth Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $28,649,248)	$51,445,951
Investments in affiliated issuers, at value (identified cost, $584,920)	584,986
Cash	3,118
Foreign currency, at value (identified cost, $3,354)	3,355
Receivables for
Fund shares sold	15,740
Dividends	76,266
Receivable from investment adviser	9,726
Other assets	234
Total assets	$52,139,376
Liabilities
Payables for
Fund shares reacquired	$57,215
Payable to affiliates
Administrative services fee	195
Shareholder servicing costs	3
Distribution and/or service fees	248
Payable for independent Trustees' compensation	50
Deferred foreign capital gains tax expense payable	38,476
Payable for audit and tax fees	35,350
Accrued expenses and other liabilities	11,212
Total liabilities	$142,749
Net assets	$51,996,627
Net assets consist of
Paid-in capital	$23,028,592
Total distributable earnings (loss)	28,968,035
Net assets	$51,996,627
Shares of beneficial interest outstanding	1,796,026
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$42,986,416	1,482,382	$29.00
Service Class	9,010,211	313,644	28.73
See Notes to Financial Statements
5

MFS Global Growth Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$378,693
Dividends from affiliated issuers	10,681
Income on securities loaned	2
Foreign taxes withheld	(23,780)
Total investment income	$365,596
Expenses
Management fee	$232,178
Distribution and/or service fees	10,953
Shareholder servicing costs	189
Administrative services fee	8,836
Independent Trustees' compensation	1,499
Custodian fee	6,836
Shareholder communications	1,560
Audit and tax fees	43,595
Legal fees	138
Miscellaneous	12,591
Total expenses	$318,375
Reduction of expenses by investment adviser	(80,066)
Net expenses	$238,309
Net investment income (loss)	$127,287
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $1,384 foreign capital gains tax)	$2,279,652
Affiliated issuers	(155)
Foreign currency	235
Net realized gain (loss)	$2,279,732
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $3,401 increase in deferred foreign capital gains tax)	$1,205,580
Affiliated issuers	24
Translation of assets and liabilities in foreign currencies	(3,634)
Net unrealized gain (loss)	$1,201,970
Net realized and unrealized gain (loss)	$3,481,702
Change in net assets from operations	$3,608,989
See Notes to Financial Statements
6

MFS Global Growth Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$127,287	$163,897
Net realized gain (loss)	2,279,732	3,817,053
Net unrealized gain (loss)	1,201,970	5,342,220
Change in net assets from operations	$3,608,989	$9,323,170
Total distributions to shareholders	$—	$(2,432,005)
Change in net assets from fund share transactions	$(2,781,595)	$(2,566,201)
Total change in net assets	$827,394	$4,324,964
Net assets
At beginning of period	51,169,233	46,844,269
At end of period	$51,996,627	$51,169,233
See Notes to Financial Statements
7

MFS Global Growth Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$27.04	$23.52	$32.85	$31.23	$28.60	$23.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.10	$0.04	$0.06	$0.03	$0.14
Net realized and unrealized gain (loss)	1.89	4.74	(6.13)	5.57	5.57	8.00
Total from investment operations	$1.96	$4.84	$(6.09)	$5.63	$5.60	$8.14
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.05)	$(0.03)	$(0.14)	$(0.16)
From net realized gain	—	(1.28)	(3.19)	(3.98)	(2.83)	(3.10)
Total distributions declared to shareholders	$—	$(1.32)	$(3.24)	$(4.01)	$(2.97)	$(3.26)
Net asset value, end of period (x)	$29.00	$27.04	$23.52	$32.85	$31.23	$28.60
Total return (%) (k)(r)(s)(x)	7.25(n)	20.99	(19.11)	18.52	20.76	36.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.19(a)	1.18	1.18	1.15	1.21	1.21
Expenses after expense reductions	0.88(a)	0.95	1.00	1.00	1.00	1.00
Net investment income (loss)	0.53(a)(l)	0.37	0.16	0.17	0.10	0.53
Portfolio turnover rate	12(n)	24	18	19	34	22
Net assets at end of period (000 omitted)	$42,986	$42,714	$40,380	$55,501	$53,591	$50,911

See Notes to Financial Statements
8

MFS Global Growth Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$26.82	$23.36	$32.67	$31.13	$28.52	$23.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.03	$(0.02)	$(0.03)	$(0.04)	$0.07
Net realized and unrealized gain (loss)	1.87	4.71	(6.10)	5.55	5.56	7.98
Total from investment operations	$1.91	$4.74	$(6.12)	$5.52	$5.52	$8.05
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.08)	$(0.08)
From net realized gain	—	(1.28)	(3.19)	(3.98)	(2.83)	(3.10)
Total distributions declared to shareholders	$—	$(1.28)	$(3.19)	$(3.98)	$(2.91)	$(3.18)
Net asset value, end of period (x)	$28.73	$26.82	$23.36	$32.67	$31.13	$28.52
Total return (%) (k)(r)(s)(x)	7.12(n)	20.69	(19.32)	18.21	20.49	35.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.44(a)	1.43	1.43	1.39	1.46	1.46
Expenses after expense reductions	1.13(a)	1.20	1.25	1.25	1.25	1.25
Net investment income (loss)	0.29(a)(l)	0.11	(0.09)	(0.10)	(0.16)	0.26
Portfolio turnover rate	12(n)	24	18	19	34	22
Net assets at end of period (000 omitted)	$9,010	$8,455	$6,464	$7,110	$2,950	$2,109
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
10

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$36,519,821	$—	$—	$36,519,821
Canada	2,645,093	—	—	2,645,093
France	—	2,003,236	—	2,003,236
Taiwan	1,996,034	—	—	1,996,034
China	—	1,852,064	—	1,852,064
India	1,186,348	—	—	1,186,348
Japan	412,506	690,712	—	1,103,218
Switzerland	646,233	371,769	—	1,018,002
South Korea	584,423	294,769	—	879,192
Other Countries	999,330	1,243,613	—	2,242,943
Mutual Funds	584,986	—	—	584,986
Total	$45,574,774	$6,456,163	$—	$52,030,937
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of
11

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$59,503
Long-term capital gains	2,372,502
Total distributions	$2,432,005
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/24
Cost of investments	$29,404,142
Gross appreciation	23,382,856
Gross depreciation	(756,061)
Net unrealized appreciation (depreciation)	$22,626,795
As of 12/31/23
Undistributed ordinary income	386,857
Undistributed long-term capital gain	3,586,627
Other temporary differences	2,849
Net unrealized appreciation (depreciation)	21,382,713
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$2,085,719
Service Class	—	346,286
Total	$—	$2,432,005
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $3,359, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $76,707, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
13

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $102, which equated to 0.0004% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $87.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0342% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $6,089,647 and $9,148,680, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	18,424	$523,860	26,676	$691,736
Service Class	7,688	213,821	65,024	1,661,806
	26,112	$737,681	91,700	$2,353,542
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	83,163	$2,085,719
Service Class	—	—	13,907	346,286
	—	$—	97,070	$2,432,005
Shares reacquired
Initial Class	(115,938)	$(3,259,405)	(246,948)	$(6,323,585)
Service Class	(9,317)	(259,871)	(40,383)	(1,028,163)
	(125,255)	$(3,519,276)	(287,331)	$(7,351,748)
Net change
Initial Class	(97,514)	$(2,735,545)	(137,109)	$(3,546,130)
Service Class	(1,629)	(46,050)	38,548	979,929
	(99,143)	$(2,781,595)	(98,561)	$(2,566,201)
14

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $124 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$197,415	$3,998,983	$3,611,281	$(155)	$24	$584,986
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,681	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Growth Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Growth Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Global Research Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Research Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace & Defense – 2.8%
Boeing Co. (a)	2,419	$ 440,282
General Dynamics Corp.	1,777	515,579
Honeywell International, Inc.	3,134	669,234
Howmet Aerospace, Inc.	7,077	549,388
		$2,174,483
Alcoholic Beverages – 1.3%
China Resources Beer Holdings Co. Ltd.	42,000	$ 140,803
Constellation Brands, Inc., “A”	1,174	302,047
Diageo PLC	11,790	371,028
Kweichow Moutai Co. Ltd., “A”	900	181,514
		$995,392
Apparel Manufacturers – 2.3%
Compagnie Financiere Richemont S.A.	3,948	$ 616,291
LVMH Moet Hennessy Louis Vuitton SE	1,031	791,758
NIKE, Inc., “B”	4,713	355,219
		$1,763,268
Broadcasting – 0.7%
Walt Disney Co.	5,170	$ 513,329
Brokerage & Asset Managers – 3.9%
Charles Schwab Corp.	8,956	$ 659,968
CME Group, Inc.	2,818	554,019
Euronext N.V.	8,455	780,553
London Stock Exchange Group PLC	8,382	993,576
		$2,988,116
Business Services – 2.0%
Accenture PLC, “A”	2,666	$ 808,891
Fiserv, Inc. (a)	2,167	322,970
Tyler Technologies, Inc. (a)	768	386,135
		$1,517,996
Cable TV – 0.2%
Cable One, Inc.	426	$ 150,804
Computer Software – 8.0%
Cadence Design Systems, Inc. (a)	2,721	$ 837,388
Microsoft Corp. (s)	9,551	4,268,819
Salesforce, Inc.	4,068	1,045,883
		$6,152,090
Computer Software - Systems – 6.5%
Apple, Inc. (s)	4,402	$ 927,149
Cap Gemini S.A.	3,355	664,530
Constellation Software, Inc.	265	763,567
EPAM Systems, Inc. (a)	2,081	391,457
Hitachi Ltd.	53,000	1,194,698
RESFS-SEM
1

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
HubSpot, Inc. (a)	483	$ 284,868
ServiceNow, Inc. (a)	982	772,510
		$4,998,779
Construction – 1.8%
Sherwin-Williams Co.	1,660	$ 495,394
Techtronic Industries Co. Ltd.	24,500	279,855
Vulcan Materials Co.	2,321	577,186
		$1,352,435
Consumer Products – 1.0%
Colgate-Palmolive Co.	3,808	$ 369,528
Kao Corp.	4,500	182,843
Kenvue, Inc.	10,805	196,435
		$748,806
Electrical Equipment – 2.4%
Johnson Controls International PLC	6,921	$ 460,039
Schneider Electric SE	3,961	945,110
TE Connectivity Ltd.	2,652	398,940
		$1,804,089
Electronics – 8.5%
Applied Materials, Inc.	2,123	$ 501,007
ASML Holding N.V.	816	842,610
Lam Research Corp.	515	548,398
Marvell Technology, Inc.	10,236	715,496
NVIDIA Corp.	17,140	2,117,476
NXP Semiconductors N.V.	1,115	300,035
Taiwan Semiconductor Manufacturing Co. Ltd.	50,000	1,488,834
		$6,513,856
Energy - Independent – 1.7%
ConocoPhillips	5,754	$ 658,143
Valero Energy Corp.	2,777	435,323
Woodside Energy Group Ltd.	10,916	205,846
		$1,299,312
Energy - Integrated – 2.0%
Galp Energia SGPS S.A., “B”	22,905	$ 483,734
Petroleo Brasileiro S.A., ADR	27,319	372,631
TotalEnergies SE	10,280	685,153
		$1,541,518
Food & Beverages – 1.8%
Mondelez International, Inc.	5,843	$ 382,366
Nestle S.A.	5,156	526,360
PepsiCo, Inc.	2,784	459,165
		$1,367,891
Food & Drug Stores – 0.4%
Seven & I Holdings Co. Ltd.	23,000	$ 280,191
2

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.0%
Aristocrat Leisure Ltd.	9,704	$ 320,855
Sands China Ltd. (a)	46,000	95,899
Whitbread PLC	8,539	319,645
		$736,399
Health Maintenance Organizations – 1.0%
Cigna Group	2,269	$ 750,063
Insurance – 2.6%
AIA Group Ltd.	64,600	$ 438,440
Aon PLC	2,370	695,785
Chubb Ltd.	3,292	839,723
		$1,973,948
Internet – 7.0%
Alphabet, Inc., “A” (s)	15,699	$ 2,859,573
Gartner, Inc. (a)	1,792	804,716
Meta Platforms, Inc., “A”	3,419	1,723,928
		$5,388,217
Leisure & Toys – 1.2%
Electronic Arts, Inc.	2,090	$ 291,200
Tencent Holdings Ltd.	13,100	621,739
		$912,939
Machinery & Tools – 3.6%
Eaton Corp. PLC	2,176	$ 682,285
GEA Group AG	6,175	256,758
Nordson Corp.	1,108	256,989
Regal Rexnord Corp.	3,012	407,283
SMC Corp.	1,100	525,187
Wabtec Corp.	3,947	623,823
		$2,752,325
Major Banks – 4.4%
BNP Paribas S.A.	11,126	$ 712,954
Goldman Sachs Group, Inc.	1,579	714,213
Mitsubishi UFJ Financial Group, Inc.	37,800	407,821
NatWest Group PLC	273,528	1,072,921
PNC Financial Services Group, Inc.	2,771	430,835
		$3,338,744
Medical & Health Technology & Services – 0.6%
ICON PLC (a)	1,537	$ 481,803
Medical Equipment – 4.0%
Agilent Technologies, Inc.	5,142	$ 666,558
Becton, Dickinson and Co.	2,224	519,771
Boston Scientific Corp. (a)(s)	7,940	611,459
Medtronic PLC	7,048	554,748
QIAGEN N.V.	6,226	255,826
STERIS PLC	2,161	474,426
		$3,082,788
3

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.5%
Glencore PLC	67,694	$ 386,015
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	86,700	$ 303,653
Oil Services – 0.3%
Schlumberger Ltd.	5,424	$ 255,904
Other Banks & Diversified Financials – 5.0%
HDFC Bank Ltd.	28,215	$ 569,730
Julius Baer Group Ltd.	11,135	622,157
Macquarie Group Ltd.	4,100	559,235
Moody's Corp.	1,490	627,186
Visa, Inc., “A”	5,666	1,487,155
		$3,865,463
Pharmaceuticals – 5.1%
AbbVie, Inc.	4,860	$ 833,587
Chugai Pharmaceutical Co. Ltd.	12,600	449,780
Johnson & Johnson	6,052	884,560
Pfizer, Inc.	15,324	428,766
Roche Holding AG	2,641	733,407
Vertex Pharmaceuticals, Inc. (a)	1,194	559,652
		$3,889,752
Printing & Publishing – 0.7%
Wolters Kluwer N.V.	3,034	$ 501,554
Railroad & Shipping – 0.5%
Canadian Pacific Kansas City Ltd.	5,380	$ 423,567
Real Estate – 0.5%
LEG Immobilien SE	4,436	$ 362,291
Restaurants – 0.7%
U.S. Foods Holding Corp. (a)	5,665	$ 300,132
Yum China Holdings, Inc.	7,588	234,014
		$534,146
Specialty Chemicals – 3.8%
Air Products & Chemicals, Inc.	2,035	$ 525,132
Akzo Nobel N.V.	2,798	170,142
Corteva, Inc.	5,917	319,163
Croda International PLC	4,408	219,016
DuPont de Nemours, Inc.	6,400	515,136
Linde PLC	1,981	869,283
Sika AG	1,049	298,611
		$2,916,483
Specialty Stores – 4.5%
Amazon.com, Inc. (a)(s)	13,332	$ 2,576,409
Home Depot, Inc.	1,928	663,695
Target Corp.	1,558	230,646
		$3,470,750
4

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 1.2%
Advanced Info Service Public Co. Ltd.	50,000	$ 286,123
Cellnex Telecom S.A.	10,149	329,379
KDDI Corp.	5,700	151,051
SBA Communications Corp., REIT	745	146,243
		$912,796
Telephone Services – 0.6%
Hellenic Telecommunications Organization S.A.	14,731	$ 212,032
Tele2 AB, “B”	23,209	233,415
		$445,447
Tobacco – 0.4%
Philip Morris International, Inc.	2,959	$ 299,836
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	2,448	$ 391,680
Utilities - Electric Power – 2.4%
Duke Energy Corp.	5,548	$ 556,076
Iberdrola S.A.	51,956	674,106
PG&E Corp.	35,843	625,819
		$1,856,001
Total Common Stocks (Identified Cost, $48,215,378)		$76,394,919
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	352	$ 0

Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $504,418)	504,418	$ 504,468
Other Assets, Less Liabilities – (0.5)%		(360,593)
Net Assets – 100.0%		$76,538,794
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $504,468 and $76,394,919, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
5

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At June 30, 2024, the fund had liquid securities with an aggregate value of $588,615 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
6

MFS Global Research Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $48,215,378)	$76,394,919
Investments in affiliated issuers, at value (identified cost, $504,418)	504,468
Cash	9,102
Foreign currency, at value (identified cost, $7,555)	7,551
Receivables for
Dividends	154,738
Receivable from investment adviser	752
Other assets	696
Total assets	$77,072,226
Liabilities
Payables for
Investments purchased	$387,154
Fund shares reacquired	82,435
Payable to affiliates
Administrative services fee	233
Shareholder servicing costs	3
Distribution and/or service fees	168
Payable for independent Trustees' compensation	43
Deferred foreign capital gains tax expense payable	21,697
Accrued expenses and other liabilities	41,699
Total liabilities	$533,432
Net assets	$76,538,794
Net assets consist of
Paid-in capital	$39,288,643
Total distributable earnings (loss)	37,250,151
Net assets	$76,538,794
Shares of beneficial interest outstanding	2,204,817
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$70,412,679	2,027,244	$34.73
Service Class	6,126,115	177,573	34.50
See Notes to Financial Statements
7

MFS Global Research Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$817,183
Dividends from affiliated issuers	11,390
Income on securities loaned	27
Foreign taxes withheld	(49,103)
Total investment income	$779,497
Expenses
Management fee	$286,120
Distribution and/or service fees	7,629
Shareholder servicing costs	154
Administrative services fee	10,596
Independent Trustees' compensation	1,696
Custodian fee	12,089
Shareholder communications	2,360
Audit and tax fees	36,113
Legal fees	212
Miscellaneous	12,791
Total expenses	$369,760
Reduction of expenses by investment adviser	(37,262)
Net expenses	$332,498
Net investment income (loss)	$446,999
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $1,778 foreign capital gains tax)	$4,105,121
Affiliated issuers	32
Foreign currency	(49)
Net realized gain (loss)	$4,105,104
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $2,026 decrease in deferred foreign capital gains tax)	$2,245,108
Affiliated issuers	41
Translation of assets and liabilities in foreign currencies	(6,425)
Net unrealized gain (loss)	$2,238,724
Net realized and unrealized gain (loss)	$6,343,828
Change in net assets from operations	$6,790,827
See Notes to Financial Statements
8

MFS Global Research Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$446,999	$783,485
Net realized gain (loss)	4,105,104	3,885,029
Net unrealized gain (loss)	2,238,724	8,562,335
Change in net assets from operations	$6,790,827	$13,230,849
Total distributions to shareholders	$—	$(4,560,005)
Change in net assets from fund share transactions	$(6,471,252)	$(6,648,150)
Total change in net assets	$319,575	$2,022,694
Net assets
At beginning of period	76,219,219	74,196,525
At end of period	$76,538,794	$76,219,219
See Notes to Financial Statements
9

MFS Global Research Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$31.79	$28.39	$38.03	$34.70	$32.19	$27.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.32	$0.28	$0.18	$0.22	$0.40
Net realized and unrealized gain (loss)	2.74	4.99	(6.86)	6.17	4.87	7.88
Total from investment operations	$2.94	$5.31	$(6.58)	$6.35	$5.09	$8.28
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.19)	$(0.22)	$(0.42)	$(0.34)
From net realized gain	—	(1.62)	(2.87)	(2.80)	(2.16)	(2.75)
Total distributions declared to shareholders	$—	$(1.91)	$(3.06)	$(3.02)	$(2.58)	$(3.09)
Net asset value, end of period (x)	$34.73	$31.79	$28.39	$38.03	$34.70	$32.19
Total return (%) (k)(r)(s)(x)	9.25(n)	19.28	(17.67)	18.51	16.49	31.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.92	0.96	0.91	0.95	0.94
Expenses after expense reductions	0.85(a)	0.85	0.85	0.85	0.85	0.85
Net investment income (loss)	1.19(a)	1.06	0.90	0.49	0.69	1.29
Portfolio turnover rate	9(n)	22	19	15	32	27
Net assets at end of period (000 omitted)	$70,413	$70,207	$67,891	$92,642	$88,676	$87,138

See Notes to Financial Statements
10

MFS Global Research Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$31.61	$28.23	$37.82	$34.54	$32.06	$26.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.25	$0.20	$0.09	$0.13	$0.32
Net realized and unrealized gain (loss)	2.73	4.96	(6.82)	6.13	4.87	7.85
Total from investment operations	$2.89	$5.21	$(6.62)	$6.22	$5.00	$8.17
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.10)	$(0.14)	$(0.36)	$(0.25)
From net realized gain	—	(1.62)	(2.87)	(2.80)	(2.16)	(2.75)
Total distributions declared to shareholders	$—	$(1.83)	$(2.97)	$(2.94)	$(2.52)	$(3.00)
Net asset value, end of period (x)	$34.50	$31.61	$28.23	$37.82	$34.54	$32.06
Total return (%) (k)(r)(s)(x)	9.14(n)	18.97	(17.88)	18.20	16.24	31.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20(a)	1.17	1.21	1.16	1.21	1.19
Expenses after expense reductions	1.10(a)	1.10	1.10	1.10	1.10	1.10
Net investment income (loss)	0.95(a)	0.83	0.65	0.24	0.40	1.06
Portfolio turnover rate	9(n)	22	19	15	32	27
Net assets at end of period (000 omitted)	$6,126	$6,012	$6,306	$8,028	$7,705	$6,034
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Global Research Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Research Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party
12

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$50,856,111	$—	$—	$50,856,111
France	—	4,580,058	—	4,580,058
United Kingdom	757,043	2,605,158	—	3,362,201
Japan	280,191	2,911,380	—	3,191,571
Switzerland	2,498,215	298,611	—	2,796,826
Netherlands	1,012,752	501,554	—	1,514,306
Taiwan	1,488,834	—	—	1,488,834
China	537,667	944,056	—	1,481,723
Canada	1,187,134	0	—	1,187,134
Other Countries	4,030,667	1,905,488	—	5,936,155
Mutual Funds	504,468	—	—	504,468
Total	$63,153,082	$13,746,305	$—	$76,899,387
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is
13

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$688,511
Long-term capital gains	3,871,494
Total distributions	$4,560,005
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$48,874,898
Gross appreciation	29,661,641
Gross depreciation	(1,637,152)
Net unrealized appreciation (depreciation)	$28,024,489
As of 12/31/23
Undistributed ordinary income	784,743
Undistributed long-term capital gain	3,910,578
Other temporary differences	(18,061)
Net unrealized appreciation (depreciation)	25,782,064
14

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$4,217,130
Service Class	—	342,875
Total	$—	$4,560,005
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million	0.675%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $4,968, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $32,294, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $97, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $57.
15

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0277% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $6,680,529 and $12,174,364, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	7,579	$258,409	22,518	$686,370
Service Class	567	18,258	8,565	251,650
	8,146	$276,667	31,083	$938,020
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	144,028	$4,217,130
Service Class	—	—	11,766	342,875
	—	$—	155,794	$4,560,005
Shares reacquired
Initial Class	(189,122)	$(6,305,373)	(349,206)	$(10,518,077)
Service Class	(13,189)	(442,546)	(53,511)	(1,628,098)
	(202,311)	$(6,747,919)	(402,717)	$(12,146,175)
Net change
Initial Class	(181,543)	$(6,046,964)	(182,660)	$(5,614,577)
Service Class	(12,622)	(424,288)	(33,180)	(1,033,573)
	(194,165)	$(6,471,252)	(215,840)	$(6,648,150)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured
16

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $181 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$84,789	$7,507,764	$7,088,158	$32	$41	$504,468
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,390	$—
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Research Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Research Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Research Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
18

MFS Global Tactical Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Tactical Allocation Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 61.7%
Aerospace & Defense – 0.3%
Boeing Co., 6.388%, 5/01/2031 (n)		$88,000	$ 89,589
Boeing Co., 5.805%, 5/01/2050		592,000	533,510
Thales S.A., 4.25%, 10/18/2031	EUR	300,000	331,277
TransDigm, Inc., 6.875%, 12/15/2030 (n)		$256,000	261,338
			$1,215,714
Airlines – 0.1%
easyJet PLC, 3.75%, 3/20/2031	EUR	220,000	$ 231,454
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$252,000	$ 203,214
Asset-Backed & Securitized – 5.4%
AA Bond Co. Ltd., 6.85%, 7/31/2031	GBP	250,000	$ 317,295
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.943% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)		$214,500	209,841
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.433% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		794,500	787,512
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.633% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		765,000	752,491
AREIT 2022-CRE6 Trust, “B”, FLR, 7.183% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		289,000	284,379
AREIT 2022-CRE6 Trust, “C”, FLR, 7.483% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		119,000	116,270
AREIT 2022-CRE6 Trust, “D”, FLR, 8.183% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	97,107
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.723%, 4/15/2053 (i)		979,158	55,681
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.401%, 7/15/2054 (i)		2,888,960	180,121
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.723%, 2/15/2054 (i)		6,551,164	507,453
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.261%, 3/15/2054 (i)		2,017,756	100,773
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.995%, 6/15/2054 (i)		5,572,421	227,505
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.372%, 7/15/2054 (i)		6,708,553	382,037
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.38%, 8/15/2054 (i)		5,230,835	322,404
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 7.17% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		235,440	233,673
Brazos Securitization LLC, 5.413%, 9/01/2050 (n)		246,000	245,724
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.493% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)		177,500	174,455
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.743% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		161,000	157,773
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		126,402	126,823
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)		900,000	830,578
BXMT 2021-FL4 Ltd., “B”, FLR, 6.993% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)		1,797,000	1,588,189
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		257,974	252,034
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		197,245	186,912
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		210,478	210,392
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		74,974	74,875
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		306,239	305,161
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.879%, 4/15/2054 (i)		1,232,599	44,505
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.082%, 6/15/2063 (i)		2,961,930	140,188
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.142%, 6/15/2064 (i)		2,916,618	149,145
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		592,000	519,572
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056		768,000	787,601
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)		11,241	11,218
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		67,929	67,890
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)		334,396	334,766
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)		100,000	100,110
Empire District Bondco LLC, 4.943%, 1/01/2033		344,000	341,338
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.585% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		269,500	262,516
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.993% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)		701,500	681,545
WTSFS-SEM

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		$106,517	$ 106,299
MF1 2021-FL5 Ltd., “C”, FLR, 7.143% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		200,000	196,977
MF1 2021-FL6 Ltd., “AS”, FLR, 6.896% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/16/2036 (n)		1,050,000	1,031,401
MF1 2021-FL6 Ltd., “B”, FLR, 7.096% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		600,000	583,326
MF1 2022-FL8 Ltd., “A”, FLR, 6.688% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		242,166	240,468
MF1 2022-FL8 Ltd., “B”, FLR, 7.289% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		281,312	276,019
MF1 2024-FL14 LLC, “A”, FLR, 7.075% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		700,000	699,764
MF1 2024-FL14 LLC, “AS”, FLR, 7.578% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		208,996	208,598
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.409%, 5/15/2054 (i)		2,247,406	130,395
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.317%, 6/15/2054 (i)		4,772,517	247,130
OBX Trust, 2023-NQM5, “A1”, 5.988%, 12/01/2064 (n)		113,009	112,950
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		335,052	335,239
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		578,474	577,472
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		133,386	133,627
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	310,000	384,677
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 6.896% ((SOFR - 1mo. + 0.11448%) + 1.45%), 4/18/2038 (n)		$700,000	673,242
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.246% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		534,500	506,888
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.843% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		350,000	342,656
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		328,221	326,099
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)		118,551	118,988
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.643%, 8/15/2054 (i)		4,877,162	351,628
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.183% (SOFR - 30 day + 0.85%), 6/15/2026 (n)		33,226	33,248
			$19,784,943
Automotive – 0.7%
Aptiv PLC, 4.25%, 6/11/2036	EUR	410,000	$ 434,449
Ferrari N.V., 3.625%, 5/21/2030		580,000	623,153
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$228,000	232,363
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		323,000	321,865
Hyundai Capital America, 6.375%, 4/08/2030 (n)		212,000	221,317
LKQ Corp., 6.25%, 6/15/2033		177,000	181,666
Volkswagen Financial Services AG, 3.875%, 9/10/2030	EUR	200,000	213,976
Volkswagen Leasing GmbH, 4%, 4/11/2031		240,000	258,477
			$2,487,266
Broadcasting – 0.3%
Discovery Communications LLC, 4.125%, 5/15/2029		$147,000	$ 135,705
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	900,000	825,937
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$153,000	133,543
			$1,095,185
Brokerage & Asset Managers – 0.4%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		$181,000	$ 188,482
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	144,938
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	364,545
LPL Holdings, Inc., 4%, 3/15/2029 (n)		629,000	586,332
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		200,000	199,463
			$1,483,760
Building – 0.2%
CRH SMW Finance DAC, 4%, 7/11/2031	EUR	240,000	$ 260,974
Heidelberg Materials AG, 3.95%, 7/19/2034		370,000	391,291
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	185,000	177,752
			$830,017

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – 0.3%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	370,000	$ 376,624
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	288,910
Mastercard, Inc., 3.85%, 3/26/2050		216,000	170,367
Wolters Kluwer N.V., 3.25%, 3/18/2029	EUR	150,000	159,411
			$995,312
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$351,000	$ 352,148
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		120,000	88,030
SES S.A., 2.875% to 8/27/2026, FLR (EUR Swap Rate - 5yr. + 3.19%) to 8/27/2031, FLR (EUR Swap Rate - 5yr. + 3.44%) to 8/27/2046, FLR (EUR Swap Rate - 5yr. + 4.19%) to 8/27/2171	EUR	345,000	347,910
Videotron Ltd., 3.625%, 6/15/2029 (n)		$394,000	359,702
			$1,147,790
Chemicals – 0.0%
DSM B.V., 3.625%, 7/02/2034	EUR	160,000	$ 169,785
Computer Software – 0.1%
Microsoft Corp., 2.525%, 6/01/2050		$423,000	$ 267,090
Oracle Corp., 4%, 7/15/2046		265,000	202,092
			$469,182
Conglomerates – 0.6%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$306,000	$ 295,709
Illinois Tool Works, Inc., 3.375%, 5/17/2032	EUR	290,000	307,610
nVent Finance S.à r.l., 5.65%, 5/15/2033		$314,000	312,668
Regal Rexnord Corp., 6.05%, 4/15/2028		558,000	564,704
Regal Rexnord Corp., 6.3%, 2/15/2030		95,000	97,123
Veralto Corp., 4.15%, 9/19/2031	EUR	157,000	170,110
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$183,000	179,397
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		175,000	175,962
			$2,103,283
Consumer Products – 0.1%
Kenvue, Inc., 5.05%, 3/22/2053		$372,000	$ 350,888
Consumer Services – 0.1%
Pluxee N.V., 3.75%, 9/04/2032	EUR	200,000	$ 210,523
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$360,000	$ 356,356
Electronics – 0.1%
Intel Corp., 5.7%, 2/10/2053		$262,000	$ 257,512
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		156,000	141,346
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		72,000	70,206
			$469,064
Emerging Market Quasi-Sovereign – 0.8%
Abu Dhabi Development Holding Co. PJSC, 5.375%, 5/08/2029 (n)		$400,000	$ 406,321
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		253,000	261,738
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		208,000	205,889
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032	EUR	526,000	561,430
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027		370,000	348,223
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034		$384,000	391,795

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		$408,000	$ 409,180
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		254,000	256,395
Qatar Petroleum, 3.125%, 7/12/2041		236,000	175,828
			$3,016,799
Emerging Market Sovereign – 7.4%
Republic of India, 7.18%, 8/14/2033	INR	124,500,000	$ 1,500,605
Dominican Republic, 7.05%, 2/03/2031 (n)		$179,000	183,922
Dominican Republic, 4.875%, 9/23/2032		750,000	670,973
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	40,736,000	963,020
Oriental Republic of Uruguay, 9.75%, 7/20/2033		22,117,000	565,471
People's Republic of China, 3.13%, 11/21/2029	CNY	13,500,000	1,964,897
People's Republic of China, 2.88%, 2/25/2033		30,810,000	4,453,050
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		$200,000	193,740
Republic of Hungary, 2%, 5/23/2029	HUF	460,000,000	1,009,220
Republic of Hungary, 4%, 7/25/2029	EUR	1,200,000	1,272,289
Republic of Hungary, 7%, 10/24/2035	HUF	120,000,000	328,908
Republic of Korea, 2.375%, 12/10/2027	KRW	900,000,000	636,047
Republic of Korea, 1.875%, 6/10/2029		8,135,190,000	5,546,117
Republic of Korea, 1.375%, 6/10/2030		7,890,400,000	5,157,263
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	200,765
Republic of Poland, 3.625%, 1/11/2034	EUR	500,000	530,013
Republic of Romania, 6.375%, 1/30/2034 (n)		$238,000	239,614
Republic of Romania, 5.625%, 2/22/2036	EUR	282,000	294,458
Republic of Serbia, 6.5%, 9/26/2033 (n)		$255,000	258,435
Republic of Serbia, 6%, 6/12/2034 (n)		200,000	196,887
United Mexican States, 7.75%, 5/29/2031	MXN	20,800,000	1,013,169
			$27,178,863
Energy - Independent – 0.4%
Diamondback Energy, Inc., 5.75%, 4/18/2054		$354,000	$ 343,182
Occidental Petroleum Corp., 6.45%, 9/15/2036		442,000	461,670
Pioneer Natural Resources Co., 2.15%, 1/15/2031		329,000	276,221
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		437,000	462,252
			$1,543,325
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$279,000	$ 270,477
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	240,000	265,726
BP Capital Markets B.V., 0.933%, 12/04/2040		180,000	121,231
Eni S.p.A., 3.875%, 1/15/2034		230,000	243,872
Exxon Mobil Corp., 1.408%, 6/26/2039		380,000	291,338
			$1,192,644
Engineering - Construction – 0.1%
John Deere Bank S.A., 3.3%, 10/15/2029	EUR	190,000	$ 202,635
Entertainment – 0.1%
Carnival Corp., 5.75%, 1/15/2030	EUR	214,000	$ 236,460
Financial Institutions – 0.9%
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		$263,000	$ 255,449
Citycon Oyj, 3.625% to 9/10/2026, FLR (EUR ICE Swap Rate - 5yr. + 4.179%) to 9/10/2031, FLR (EUR ICE Swap Rate - 5yr. + 4.429%) to 9/10/2046, FLR (EUR ICE Swap Rate - 5yr. + 5.179%) to 9/10/2172	EUR	510,000	346,827
Citycon Treasury B.V., 6.5%, 3/08/2029		110,000	117,805
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		$265,000	223,246

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
CTP N.V., 4.75%, 2/05/2030	EUR	100,000	$ 108,558
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$300,512	289,293
Heimstaden Bostad Treasury B.V., 1.375%, 7/24/2028	EUR	420,000	366,474
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		$260,000	268,015
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		184,000	189,210
Samhallsbyggnadsbolaget i Norden AB, 3%, 1/14/2025	EUR	460,000	458,667
Samhallsbyggnadsbolaget i Norden AB, 2.624% to 4/30/2025, FLR (EUR Swap Rate - 5yr. + 2.814%) to 4/30/30, FLR (EUR Swap Rate - 5yr. + 3.064%) to 4/30/45, FLR (EUR Swap Rate - 5yr. + 3.814%) to 4/30/2172		1,020,000	386,043
VGP N.V., 1.5%, 4/08/2029		200,000	183,104
			$3,192,691
Food & Beverages – 1.0%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	190,000	$ 176,015
Anheuser-Busch InBev S.A/N.V., 3.95%, 3/22/2044		230,000	241,930
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$362,000	329,515
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		160,000	161,196
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	308,592
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		166,000	161,844
Coca-Cola Co., 3.125%, 5/14/2032	EUR	190,000	200,613
Constellation Brands, Inc., 2.25%, 8/01/2031		$169,000	138,717
Heineken N.V., 3.812%, 7/04/2036	EUR	290,000	309,562
JBS USA Food Co., 6.5%, 12/01/2052		$194,000	194,392
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029		341,000	304,219
Kraft Heinz Foods Co., 4.375%, 6/01/2046		396,000	322,058
Pernod Ricard S.A., 3.375%, 11/07/2030	EUR	300,000	317,006
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		$356,000	310,040
Viterra Finance B.V., 3.2%, 4/21/2031 (n)		223,000	192,609
			$3,668,308
Gaming & Lodging – 0.3%
IHG Finance LLC, 4.375%, 11/28/2029	EUR	100,000	$ 109,635
Las Vegas Sands Corp., 6.2%, 8/15/2034		$223,000	223,436
Marriott International, Inc., 2.85%, 4/15/2031		368,000	315,172
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		200,000	198,332
Sands China Ltd., 4.625%, 6/18/2030		426,000	392,411
			$1,238,986
Industrial – 0.2%
Arcadis N.V., 4.875%, 2/28/2028	EUR	269,000	$ 296,679
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$409,000	248,974
			$545,653
Insurance – 0.4%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$400,000	$ 326,919
Corebridge Financial, Inc., 4.35%, 4/05/2042		434,000	356,846
Lincoln National Corp., 5.852%, 3/15/2034		357,000	356,491
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		366,000	375,239
			$1,415,495
Insurance - Health – 0.4%
Bupa Finance PLC, 4% to 3/24/2032, FLR (GBP Government Yield - 5yr. + 3.17%) to 3/24/2172	GBP	830,000	$ 760,672
Elevance Health, Inc., 5.375%, 6/15/2034		$360,000	361,710
UnitedHealth Group, Inc., 4.625%, 7/15/2035		229,000	219,248
			$1,341,630

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.8%
American International Group, Inc., 5.125%, 3/27/2033		$395,000	$ 389,049
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		195,000	206,338
Arthur J. Gallagher & Co., 6.75%, 2/15/2054		262,000	288,467
Brown & Brown, Inc., 5.65%, 6/11/2034		274,000	272,240
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	760,000	545,813
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)		$322,000	322,211
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		219,000	221,504
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	248,000	270,018
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033		$311,000	311,283
			$2,826,923
International Market Quasi-Sovereign – 0.7%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 3.375%, 1/29/2038	EUR	80,000	$ 83,751
Enbw International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		180,000	199,203
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		200,000	191,848
La Banque Postale (Republic of France), 3.5%, 6/13/2030		200,000	211,294
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		280,000	257,609
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$438,000	450,051
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	310,000	332,573
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$317,000	259,737
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029	EUR	280,000	266,384
Swisscom Finance, 3.5%, 11/29/2031		380,000	408,166
			$2,660,616
International Market Sovereign – 14.2%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	5,325,000	$ 3,071,326
Commonwealth of Australia, 2.75%, 5/21/2041		901,000	472,371
Federal Republic of Germany, 2.1%, 4/12/2029	EUR	2,500,000	2,633,276
Federal Republic of Germany, 2.2%, 2/15/2034		1,300,000	1,359,189
Government of Bermuda, 2.375%, 8/20/2030 (n)		$220,000	184,756
Government of Bermuda, 5%, 7/15/2032 (n)		716,000	690,152
Government of Canada, 1.25%, 6/01/2030	CAD	1,912,000	1,233,502
Government of Canada, 1.5%, 6/01/2031		6,346,000	4,075,672
Government of Canada, 2%, 6/01/2032		3,670,000	2,405,184
Government of Japan, 1.2%, 12/20/2034	JPY	107,000,000	669,653
Government of Japan, 2.4%, 12/20/2034		935,000,000	6,535,295
Government of Japan, 0.3%, 12/20/2039		708,800,000	3,635,810
Government of Japan, 2.3%, 3/20/2040		65,000,000	443,353
Government of Japan, 1.7%, 6/20/2044		60,600,000	366,915
Government of Japan, 0.4%, 3/20/2050		353,500,000	1,468,951
Government of Japan, 0.7%, 12/20/2051		176,950,000	777,408
Kingdom of Belgium, 2.85%, 10/22/2034 (n)	EUR	1,080,000	1,127,441
Kingdom of Belgium, 0.4%, 6/22/2040		442,000	300,228
Kingdom of Spain, 3.15%, 4/30/2033		2,195,000	2,326,938
Kingdom of Spain, 3.45%, 10/31/2034 (n)		2,755,000	2,958,470
Kingdom of Spain, 3.9%, 7/30/2039 (n)		2,708,000	2,960,370
Kingdom of Spain, 4%, 10/31/2054		360,000	384,540
Republic of Italy, 4.1%, 2/01/2029		5,185,000	5,691,300
Republic of Italy, 1.45%, 3/01/2036		1,408,000	1,138,450
Republic of Italy, 4.15%, 10/01/2039 (n)		1,082,000	1,131,769
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	514,000	520,214
United Kingdom Treasury, 1.25%, 10/22/2041		1,927,000	1,486,155
United Kingdom Treasury, 1.5%, 7/22/2047		367,000	259,148
United Kingdom Treasury, 3.75%, 7/22/2052		1,390,000	1,513,037
			$51,820,873

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.2%
Province of Alberta, 1.65%, 6/01/2031	CAD	431,000	$ 271,363
Province of British Columbia, 3.4%, 5/24/2039	EUR	330,000	352,672
Province of British Columbia, 2.95%, 6/18/2050	CAD	300,000	170,378
			$794,413
Machinery & Tools – 0.4%
AGCO Corp., 5.8%, 3/21/2034		$337,000	$ 335,686
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		249,000	249,470
CNH Industrial Capital LLC, 5.5%, 1/12/2029		317,000	320,366
CNH Industrial N.V., 3.75%, 6/11/2031	EUR	410,000	432,509
			$1,338,031
Major Banks – 2.8%
Alpha Services and Holdings S.A., 6% to 9/13/2029, FLR (EUR ICE Swap Rate - 5yr. + 3.27%) to 9/13/2034	EUR	470,000	$ 503,780
Banca Popolare Sondrio, 4.125%, 6/04/2030		150,000	159,885
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$406,000	405,357
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		424,000	358,331
BPER Banca S.p.A., 4%, 5/22/2031	EUR	210,000	222,146
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$735,000	609,676
Credit Agricole S.A., 6.316% to 10/03/2028, FLR (SOFR - 1 day + 1.86%) to 10/03/2029 (n)		455,000	467,296
Danske Bank A.S., 1.549%, 9/10/2027 (n)		332,000	304,862
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		349,000	337,413
ING Groep N.V., 4.375%, 8/15/2034	EUR	200,000	213,354
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028		$282,000	280,474
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		267,000	271,229
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		469,000	381,477
JPMorgan Chase & Co., 3.761% to 3/21/2033, FLR (EURIBOR - 3mo. + 0.98%) to 3/21/2034	EUR	250,000	266,132
Lloyds Banking Group PLC, 4.75% to 9/21/2030, FLR (EUR Swap Rate - 1yr. + 1.6%) to 9/21/2031		150,000	167,498
Lloyds Banking Group PLC, 3.875%, 5/14/2032		180,000	192,246
Morgan Stanley, 3.125%, 7/27/2026		$355,000	339,394
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		262,000	240,415
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		189,000	188,048
Morgan Stanley, 3.955% to 3/21/2034, FLR (EURIBOR - 3mo. + 1.242%) to 3/21/2035	EUR	230,000	244,789
National Bank of Greece S.A., 5.875% to 6/28/2030, FLR (EUR ICE Swap Rate - 5yr. + 3.154%) to 6/28/2035		200,000	216,119
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$200,000	202,069
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028		198,000	197,728
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		235,000	236,261
Toronto-Dominion Bank, 3.563%, 4/16/2031	EUR	290,000	306,437
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$850,000	694,687
UBS Group AG, 4.125% to 6/09/2032, FLR (EUR ICE Swap Rate - 1yr. + 1.75%) to 6/09/2033	EUR	280,000	302,507
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$590,000	565,926
UniCredit S.p.A., 4.3%, 1/23/2031	EUR	600,000	644,998
UniCredit S.p.A., 4.2%, 6/11/2034		310,000	325,350
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$358,000	310,460
			$10,156,344
Medical & Health Technology & Services – 0.5%
Becton, Dickinson and Co., 3.828%, 6/07/2032	EUR	290,000	$ 312,177
CVS Health Corp., 5.625%, 2/21/2053		$67,000	62,197
HCA, Inc., 5.125%, 6/15/2039		177,000	163,953
ICON Investments Six DAC, 5.809%, 5/08/2027		369,000	372,697
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		650,000	411,063
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	310,415
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	360,000	262,525
			$1,895,027

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.1%
American Medical Systems Europe B.V., 3.5%, 3/08/2032	EUR	280,000	$ 295,456
Medtronic, Inc., 4.15%, 10/15/2053		100,000	108,412
			$403,868
Metals & Mining – 0.4%
Anglo American Capital PLC, 4.125%, 3/15/2032	EUR	630,000	$ 674,995
Glencore Capital Finance DAC, 4.154%, 4/29/2031		530,000	568,711
Vale Overseas Ltd., 6.4%, 6/28/2054		$223,000	220,480
			$1,464,186
Midstream – 0.9%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$171,000	$ 174,748
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		327,000	344,557
Enbridge, Inc., 5.7%, 3/08/2033		133,000	134,046
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084		304,000	327,722
Energy Transfer LP, 5.55%, 2/15/2028		133,000	134,078
Energy Transfer LP, 5.95%, 5/15/2054		254,000	247,337
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171		306,000	303,105
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		444,099	380,803
Plains All American Pipeline LP, 5.7%, 9/15/2034		529,000	524,141
Targa Resources Corp., 4.2%, 2/01/2033		136,000	122,288
Targa Resources Corp., 4.95%, 4/15/2052		275,000	234,350
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		244,000	218,957
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		117,000	128,126
			$3,274,258
Mortgage-Backed – 7.4%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$2,156,741	$ 2,083,510
Fannie Mae, 5%, 3/01/2036 - 8/01/2040		709,453	700,595
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		59,145	59,362
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		97,064	99,109
Fannie Mae, 4%, 11/01/2040 - 12/01/2040		507,100	476,021
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,167,396	1,053,415
Fannie Mae, UMBS, 2%, 3/01/2037 - 2/01/2052		1,016,692	804,957
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 4/01/2052		1,115,749	919,286
Fannie Mae, UMBS, 3%, 12/01/2051 - 7/01/2052		266,137	228,132
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053		534,274	536,493
Fannie Mae, UMBS, 3.5%, 6/01/2053		564,226	499,631
Fannie Mae, UMBS, 5.5%, 11/01/2053		74,479	73,660
Fannie Mae, UMBS, 6.5%, 12/01/2053		71,190	72,478
Freddie Mac, 4%, 7/01/2025		6,286	6,220
Freddie Mac, 1.479%, 3/25/2027 (i)		809,000	26,579
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,238,284
Freddie Mac, 3.9%, 4/25/2028		400,000	386,611
Freddie Mac, 5.804%, 3/25/2029		278,142	279,049
Freddie Mac, 5.968%, 3/25/2029		369,521	371,082
Freddie Mac, 5.874%, 4/25/2029		898,345	898,344
Freddie Mac, 5.958%, 7/25/2029 - 9/25/2029		965,673	968,041
Freddie Mac, 1.914%, 4/25/2030 (i)		1,420,926	126,023
Freddie Mac, 1.985%, 4/25/2030 (i)		1,365,340	125,238
Freddie Mac, 1.769%, 5/25/2030 (i)		1,747,943	147,876
Freddie Mac, 1.906%, 5/25/2030 (i)		3,920,368	352,278
Freddie Mac, 1.435%, 6/25/2030 (i)		1,615,349	109,306
Freddie Mac, 1.703%, 8/25/2030 (i)		1,436,842	118,082
Freddie Mac, 1.262%, 9/25/2030 (i)		905,456	55,417
Freddie Mac, 1.172%, 11/25/2030 (i)		1,823,916	105,020

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.417%, 1/25/2031 (i)		$6,700,510	$ 109,735
Freddie Mac, 0.609%, 3/25/2031 (i)		8,112,547	219,220
Freddie Mac, 1.039%, 7/25/2031 (i)		1,499,257	83,433
Freddie Mac, 0.632%, 9/25/2031 (i)		6,201,367	196,974
Freddie Mac, 0.955%, 9/25/2031 (i)		1,902,494	94,083
Freddie Mac, 0.664%, 12/25/2031 (i)		1,517,361	51,933
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		14,051	14,089
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		202,143	200,200
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		413,061	401,679
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 11/01/2049		727,387	654,552
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2053		711,676	607,042
Freddie Mac, UMBS, 2%, 8/01/2051 - 2/01/2052		2,050,173	1,605,751
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 6/01/2052		1,410,126	1,154,389
Freddie Mac, UMBS, 4%, 5/01/2052		43,155	39,884
Freddie Mac, UMBS, 6%, 11/01/2052		77,522	77,946
Freddie Mac, UMBS, 6.5%, 8/01/2053		99,518	101,353
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053		94,662	92,847
Ginnie Mae, 3.5%, 6/20/2043		385,837	354,002
Ginnie Mae, 2.5%, 8/20/2051 - 8/20/2052		1,163,746	978,510
Ginnie Mae, 2%, 1/20/2052		337,039	272,935
Ginnie Mae, 3%, 6/20/2052 - 11/20/2052		309,495	269,742
Ginnie Mae, 4%, 8/20/2052		135,696	125,394
Ginnie Mae, 5.5%, 2/20/2053		134,886	133,885
Ginnie Mae, 6.483%, 3/20/2064		346,532	347,958
Ginnie Mae, TBA, 3%, 7/15/2054		100,000	87,117
Ginnie Mae, TBA, 5.5%, 7/15/2054		900,000	892,889
Ginnie Mae, TBA, 6%, 7/15/2054		175,000	175,727
Ginnie Mae, TBA, 6.5%, 7/15/2054		125,000	126,781
UMBS, TBA, 2%, 7/15/2039 - 8/15/2054		1,500,000	1,216,918
UMBS, TBA, 3.5%, 2/25/2052 - 7/15/2054		575,000	508,934
UMBS, TBA, 4%, 3/25/2052		500,000	457,480
UMBS, TBA, 2.5%, 7/15/2054 - 8/15/2054		1,725,000	1,409,335
UMBS, TBA, 3%, 7/15/2054 - 8/13/2054		1,050,000	893,601
UMBS, TBA, 4.5%, 7/15/2054		250,000	235,674
			$27,112,091
Municipals – 0.9%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$225,000	$ 214,975
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037		585,000	525,774
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038		575,000	550,699
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		500,000	499,137
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	389,827
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		425,000	407,358
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		285,000	291,817
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		275,000	258,807
			$3,138,394
Natural Gas - Distribution – 0.1%
ENGIE Energía Chile S.A., 3.875%, 12/06/2033	EUR	100,000	$ 107,015
ENGIE S.A., 3.875%, 3/06/2036		200,000	211,773
ENGIE S.A., 4.5%, 9/06/2042		200,000	216,511
			$535,299

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 3.125%, 7/18/2031	GBP	450,000	$ 486,328
APA Infrastructure Ltd., 2.5%, 3/15/2036		490,000	441,387
			$927,715
Network & Telecom – 0.0%
TDC Net A/S, 5.186%, 8/02/2029	EUR	120,000	$ 130,477
Oils – 0.1%
Neste Oyj, 3.875%, 5/21/2031	EUR	110,000	$ 118,324
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		$325,000	330,134
			$448,458
Other Banks & Diversified Financials – 1.4%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$600,000	$ 619,333
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		200,000	198,687
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034	EUR	200,000	212,916
BPCE S.A., 4.5%, 3/15/2025 (n)		$287,000	283,159
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		550,000	443,902
Commerzbank AG, 4.625%, 1/17/2031	EUR	100,000	109,153
Commerzbank AG, 4.875% to 10/16/2029, FLR (EUR ICE Swap Rate - 5yr. + 2.15%) to 10/16/2034		300,000	320,231
Credit Mutuel Arkea S.A., 3.625%, 10/03/2033		200,000	211,213
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	200,000	255,802
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032	EUR	200,000	208,882
Deutsche Bank AG, 8.125% to 4/30/2030, FLR (EUR ICE Swap Rate - 5yr. + 5.261%) to 4/30/2173		200,000	215,625
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$433,000	462,948
KBC Group N.V., 3.75%, 3/27/2032	EUR	300,000	319,616
KBC Group N.V., 6.151% to 3/19/2029, FLR (GBP Government Yield - 5yr. + 2.25%) to 3/19/2034	GBP	100,000	126,416
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$133,000	132,569
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		253,000	261,901
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		366,000	352,861
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		187,000	186,513
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		223,000	222,027
			$5,143,754
Pharmaceuticals – 0.4%
AbbVie, Inc., 5.35%, 3/15/2044		$184,000	$ 181,872
AbbVie, Inc., 5.4%, 3/15/2054		131,000	129,535
Bayer US Finance LLC, 6.375%, 11/21/2030 (n)		209,000	214,178
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		152,000	150,255
Bristol-Myers Squibb Co., 5.55%, 2/22/2054		187,000	184,360
Johnson & Johnson, 3.55%, 6/01/2044	EUR	300,000	318,962
Roche Finance Europe B.V., 3.564%, 5/03/2044		180,000	188,256
			$1,367,418
Pollution Control – 0.1%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		$182,000	$ 167,780
Waste Management, Inc., 4.625%, 2/15/2033		310,000	299,316
			$467,096
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$358,000	$ 360,711
Railroad & Shipping – 0.1%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$222,000	$ 222,404

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.3%
Alexandrite Monnet UK Holdco PLC, 10.5%, 5/15/2029	EUR	400,000	$ 444,153
Boston Properties LP, REIT, 3.65%, 2/01/2026		$232,000	223,894
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		95,000	89,692
Corporate Office Property LP, REIT, 2%, 1/15/2029		333,000	282,350
			$1,040,089
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031		$452,000	$ 376,823
Lexington Realty Trust Co., 2.7%, 9/15/2030		193,000	162,834
			$539,657
Real Estate - Retail – 0.2%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$501,000	$ 415,112
STORE Capital Corp., REIT, 2.7%, 12/01/2031		70,000	56,058
WEA Finance LLC, 2.875%, 1/15/2027 (n)		470,000	436,603
			$907,773
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 4.011%, 2/12/2036	EUR	100,000	$ 105,571
Home Depot, Inc., 4.85%, 6/25/2031		$87,000	86,317
Home Depot, Inc., 4.875%, 2/15/2044		159,000	147,304
Home Depot, Inc., 3.625%, 4/15/2052		177,000	130,926
			$470,118
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$241,000	$ 215,172
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		264,000	203,309
International Flavors & Fragrances, Inc., 5%, 9/26/2048		157,000	134,624
			$553,105
Specialty Stores – 0.2%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$502,000	$ 354,064
Richemont International S.A., 1.5%, 3/26/2030	EUR	370,000	360,258
			$714,322
Supermarkets – 0.1%
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	160,000	$ 195,456
Supranational – 2.1%
European Union, 1.625%, 12/04/2029	EUR	1,780,000	$ 1,779,327
European Union, 3.25%, 7/04/2034		2,773,000	2,999,116
European Union, 3.375%, 11/04/2042		825,000	874,069
European Union, 2.625%, 2/04/2048		620,000	574,476
European Union, 3%, 3/04/2053		1,510,000	1,469,711
European Union, 3.375%, 10/05/2054		117,005	121,090
			$7,817,789
Telecommunications - Wireless – 0.4%
American Tower Corp., 3.9%, 5/16/2030	EUR	180,000	$ 192,236
American Tower Corp., 5.45%, 2/15/2034		$368,000	364,785
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	200,000	181,565
T-Mobile USA, Inc., 3.875%, 4/15/2030		$144,000	134,615
T-Mobile USA, Inc., 5.75%, 1/15/2034		133,000	136,730

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Vodafone Group PLC, 5.625%, 2/10/2053		$287,000	$ 274,749
			$1,284,680
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	672,000	$ 428,772
Tobacco – 0.3%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	540,000	$ 567,326
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)(w)		$349,000	345,745
			$913,071
Transportation - Services – 0.7%
Autostrade per l’Italia S.p.A., 5.125%, 6/14/2033	EUR	170,000	$ 189,014
Autostrade per l'Italia S.p.A., 4.75%, 1/24/2031		225,000	246,520
CMA CGM, 5.5%, 7/15/2029		220,000	235,756
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$256,000	258,995
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		175,000	180,915
GXO Logistics, Inc., 6.25%, 5/06/2029		194,000	197,336
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	240,000	301,036
Transurban Finance Co Pty Ltd., 3.974%, 3/12/2036	EUR	150,000	158,324
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		180,000	197,195
Triton International Ltd., 3.15%, 6/15/2031 (n)		$328,000	272,618
United Parcel Service, 5.05%, 3/03/2053		419,000	391,473
			$2,629,182
Trucking – 0.0%
PostNL N.V., 4.75%, 6/12/2031	EUR	100,000	$ 107,566
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$6,783	$ 6,659
U.S. Treasury Obligations – 1.0%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$983,000	$ 886,927
U.S. Treasury Bonds, 4.375%, 8/15/2043		183,000	176,638
U.S. Treasury Bonds, 3.625%, 5/15/2053		106,000	90,203
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		701,000	724,659
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025 (f)		1,729,946	1,714,370
			$3,592,797
Utilities - Electric Power – 2.1%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$422,000	$ 362,196
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		126,000	125,389
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		104,000	86,514
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		92,000	86,768
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		76,000	63,097
Bruce Power LP, 2.68%, 12/21/2028	CAD	915,000	618,693
Duke Energy Corp., 3.75%, 4/01/2031	EUR	330,000	348,554
Duke Energy Florida LLC, 6.2%, 11/15/2053		$285,000	301,902
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	400,000	517,994
Enel Americas S.A., 4%, 10/25/2026		$855,000	820,800
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		430,000	350,708
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	250,000	262,380
Enel Finance International N.V., 4.5%, 2/20/2043		140,000	149,310
EPH Financing International A.S., 6.651%, 11/13/2028		386,000	427,957
EPH Financing International A.S., 5.875%, 11/30/2029		471,000	505,134

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Eversource Energy, 5.5%, 1/01/2034		$253,000	$ 248,215
Georgia Power Co., 4.95%, 5/17/2033		322,000	313,954
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		184,000	152,055
Mercury Chile Holdco LLC, 6.5%, 1/24/2027		422,000	411,530
Oncor Electric Delivery, 3.5%, 5/15/2031	EUR	240,000	255,154
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$179,000	183,200
Pacific Gas & Electric Co., 6.4%, 6/15/2033		180,000	185,904
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		421,000	400,784
Xcel Energy, Inc., 5.5%, 3/15/2034		394,000	388,143
			$7,566,335
Utilities - Gas – 0.2%
EP Infrastructure A.S., 1.698%, 7/30/2026	EUR	270,000	$ 267,239
EP Infrastructure A.S., 2.045%, 10/09/2028		680,000	634,707
			$901,946
Utilities - Other – 0.2%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)		$413,000	$ 429,515
United Utilities Water Finance PLC, 3.75%, 5/23/2034	EUR	220,000	228,515
			$658,030
Total Bonds (Identified Cost, $232,323,389)			$225,192,928
Common Stocks – 34.2%
Aerospace & Defense – 0.7%
General Dynamics Corp. (f)		4,897	$ 1,420,816
Honeywell International, Inc. (f)		2,717	580,188
L3Harris Technologies, Inc.		2,486	558,306
			$2,559,310
Airlines – 0.1%
Air Canada (a)		15,237	$ 199,366
Alcoholic Beverages – 0.7%
Ambev S.A.		173,600	$ 354,336
Diageo PLC		29,142	917,091
Heineken N.V.		6,774	653,854
Kirin Holdings Co. Ltd.		28,200	363,759
Pernod Ricard S.A.		2,472	336,408
			$2,625,448
Apparel Manufacturers – 0.3%
Columbia Sportswear Co.		1,115	$ 88,174
Compagnie Financiere Richemont S.A.		4,772	744,920
PVH Corp.		1,889	199,988
			$1,033,082
Automotive – 0.9%
Aptiv PLC (a)		10,619	$ 747,790
Bridgestone Corp.		1,700	67,003
Compagnie Generale des Etablissements Michelin		21,336	823,248
Lear Corp.		4,190	478,540
LKQ Corp. (f)		19,011	790,668

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
Stellantis N.V.	13,779	$ 271,003
		$3,178,252
Broadcasting – 0.4%
Omnicom Group, Inc. (f)	18,134	$ 1,626,620
Brokerage & Asset Managers – 1.0%
Bank of New York Mellon Corp.	11,777	$ 705,324
Cboe Global Markets, Inc.	2,743	466,475
Charles Schwab Corp. (f)	26,920	1,983,735
CME Group, Inc.	1,834	360,564
Euronext N.V.	1,355	125,092
		$3,641,190
Business Services – 1.0%
Accenture PLC, “A”	2,211	$ 670,839
CGI, Inc. (a)	4,332	432,393
Fidelity National Information Services, Inc.	6,445	485,695
Fiserv, Inc. (a)(f)	5,611	836,263
SCSK Corp.	5,400	107,585
Secom Co. Ltd.	11,800	699,229
TriNet Group, Inc.	1,234	123,400
Verisk Analytics, Inc., “A”	698	188,146
		$3,543,550
Cable TV – 0.6%
Comcast Corp., “A” (f)	54,640	$ 2,139,702
Chemicals – 0.3%
Nutrien Ltd.	5,400	$ 274,924
PPG Industries, Inc.	6,845	861,717
		$1,136,641
Computer Software – 0.6%
Dun & Bradstreet Holdings, Inc.	65,773	$ 609,058
Microsoft Corp. (f)	3,276	1,464,208
		$2,073,266
Computer Software - Systems – 1.9%
Amadeus IT Group S.A.	5,715	$ 380,327
Cap Gemini S.A.	4,285	848,736
Fujitsu Ltd.	50,700	796,592
Hitachi Ltd.	66,300	1,494,499
Hon Hai Precision Industry Co. Ltd.	226,000	1,481,471
NEC Corp.	3,100	253,488
Samsung Electronics Co. Ltd.	28,460	1,672,475
		$6,927,588
Construction – 1.1%
Anhui Conch Cement Co. Ltd.	122,500	$ 291,777
Compagnie de Saint-Gobain S.A.	8,316	644,000
Heidelberg Materials AG	5,449	564,644
Masco Corp. (f)	24,241	1,616,147
Stanley Black & Decker, Inc.	3,565	284,808

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Techtronic Industries Co. Ltd.	43,500	$ 496,885
		$3,898,261
Consumer Products – 1.0%
Colgate-Palmolive Co. (f)	9,071	$ 880,250
Kenvue, Inc.	51,771	941,197
Kimberly-Clark Corp. (f)	9,458	1,307,095
Reckitt Benckiser Group PLC	9,923	535,486
		$3,664,028
Electrical Equipment – 1.2%
Johnson Controls International PLC	24,402	$ 1,622,001
Legrand S.A.	5,023	500,559
Mitsubishi Electric Corp.	38,000	606,408
Schneider Electric SE	6,847	1,633,720
		$4,362,688
Electronics – 1.2%
Intel Corp.	21,034	$ 651,423
Kyocera Corp.	54,700	629,480
Lam Research Corp.	598	636,780
Novatek Microelectronics Corp.	17,000	316,524
NVIDIA Corp.	3,990	492,925
NXP Semiconductors N.V.	5,248	1,412,184
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,703	295,999
		$4,435,315
Energy - Independent – 1.1%
ConocoPhillips (f)	12,566	$ 1,437,299
Hess Corp.	6,780	1,000,186
Phillips 66 (f)	7,750	1,094,068
Valero Energy Corp.	3,694	579,071
		$4,110,624
Energy - Integrated – 1.6%
Aker BP ASA	2,890	$ 73,678
Eni S.p.A.	110,535	1,702,258
Exxon Mobil Corp. (f)	5,027	578,708
Harbour Energy PLC	30,334	119,522
LUKOIL PJSC (a)(u)	1,414	0
PetroChina Co. Ltd.	860,000	870,016
Suncor Energy, Inc.	33,563	1,279,420
TotalEnergies SE	17,448	1,162,893
		$5,786,495
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	7,228	$ 267,457
Food & Beverages – 0.6%
Danone S.A.	6,973	$ 425,563
General Mills, Inc. (f)	16,069	1,016,525
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	36,100	128,381
Nomad Foods Ltd.	6,202	102,209
PepsiCo, Inc.	2,299	379,174

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
WH Group Ltd.	118,500	$ 77,998
		$2,129,850
Food & Drug Stores – 0.5%
Tesco PLC	451,594	$ 1,748,337
Gaming & Lodging – 0.1%
Aristocrat Leisure Ltd.	3,989	$ 131,893
Ryman Hospitality Properties, Inc., REIT	2,780	277,611
		$409,504
Health Maintenance Organizations – 0.6%
Cigna Group (f)	6,823	$ 2,255,479
Insurance – 2.0%
Aon PLC (s)	4,944	$ 1,451,459
China Pacific Insurance Co. Ltd.	47,600	116,180
Chubb Ltd.	4,771	1,216,987
Corebridge Financial, Inc.	22,671	660,180
DB Insurance Co. Ltd.	2,658	221,098
Hartford Financial Services Group, Inc.	3,332	334,999
Manulife Financial Corp.	45,702	1,217,005
MetLife, Inc.	6,837	479,889
Samsung Fire & Marine Insurance Co. Ltd.	1,002	283,166
Travelers Cos., Inc.	631	128,308
Willis Towers Watson PLC	3,836	1,005,569
		$7,114,840
Internet – 0.3%
Alphabet, Inc., “A” (f)	4,494	$ 818,582
Informa PLC	41,302	446,812
		$1,265,394
Machinery & Tools – 0.6%
Eaton Corp. PLC	3,071	$ 962,912
Kubota Corp.	31,600	443,995
Regal Rexnord Corp.	3,774	510,320
Toyota Industries Corp.	2,900	245,500
		$2,162,727
Major Banks – 3.8%
ABN AMRO Group N.V., GDR	32,781	$ 537,273
Bank of America Corp. (s)	42,657	1,696,469
BNP Paribas S.A.	18,485	1,184,518
DBS Group Holdings Ltd.	32,250	849,809
Erste Group Bank AG	3,943	186,815
Goldman Sachs Group, Inc. (s)	4,121	1,864,011
JPMorgan Chase & Co. (f)	9,015	1,823,374
Mitsubishi UFJ Financial Group, Inc.	132,600	1,430,610
NatWest Group PLC	462,899	1,815,734
UBS Group AG	81,363	2,381,623
		$13,770,236

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.3%
ICON PLC (a)	1,663	$ 521,301
McKesson Corp.	1,056	616,746
		$1,138,047
Medical Equipment – 0.6%
Becton, Dickinson and Co.	3,063	$ 715,853
Medtronic PLC	17,556	1,381,833
		$2,097,686
Metals & Mining – 0.9%
Fortescue Ltd.	37,393	$ 534,069
Glencore PLC	135,908	774,995
Rio Tinto PLC	18,420	1,211,038
Toyota Tsusho Corp.	27,300	534,591
Vale S.A.	29,700	330,573
		$3,385,266
Other Banks & Diversified Financials – 1.0%
China Construction Bank Corp.	353,000	$ 260,827
Julius Baer Group Ltd.	11,430	638,640
KB Financial Group, Inc.	3,977	225,515
M&T Bank Corp.	1,491	225,678
Northern Trust Corp.	16,123	1,354,009
Popular, Inc.	1,377	121,768
Sberbank of Russia PJSC (a)(u)	137,348	0
Truist Financial Corp.	20,048	778,865
		$3,605,302
Pharmaceuticals – 2.6%
AbbVie, Inc. (f)	7,246	$ 1,242,835
Bayer AG	8,664	244,772
Johnson & Johnson (f)	15,578	2,276,880
Organon & Co. (f)	39,378	815,125
Pfizer, Inc. (f)	56,410	1,578,352
Roche Holding AG	8,884	2,467,091
Sanofi	6,604	634,785
Santen Pharmaceutical Co. Ltd.	8,900	90,942
		$9,350,782
Printing & Publishing – 0.2%
RELX PLC	8,771	$ 402,091
Wolters Kluwer N.V.	2,540	419,890
		$821,981
Railroad & Shipping – 0.2%
Union Pacific Corp.	3,927	$ 888,523
Real Estate – 0.1%
Highwoods Properties, Inc., REIT	6,867	$ 180,396
Jones Lang LaSalle, Inc. (a)	962	197,479
NNN REIT, Inc.	2,468	105,137
		$483,012

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.2%
Pluxee N.V. (a)	5,723	$ 160,550
Sodexo	7,737	697,189
		$857,739
Specialty Chemicals – 0.2%
Akzo Nobel N.V.	5,288	$ 321,556
Axalta Coating Systems Ltd. (a)	12,708	434,232
Nitto Denko Corp.	1,600	126,841
		$882,629
Specialty Stores – 0.5%
Home Depot, Inc.	1,954	$ 672,645
NEXT PLC	2,977	340,430
PDD Holdings, Inc., ADR (a)	731	97,186
Ross Stores, Inc.	1,482	215,364
Shimamura Co. Ltd.	2,300	104,557
Target Corp.	3,697	547,304
		$1,977,486
Telecommunications - Wireless – 0.6%
KDDI Corp.	41,700	$ 1,105,060
T-Mobile USA, Inc. (f)	6,383	1,124,557
		$2,229,617
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	18,474	$ 265,907
Koninklijke KPN N.V.	47,584	182,351
Quebecor, Inc., “B”	12,197	257,394
		$705,652
Tobacco – 0.8%
Altria Group, Inc.	9,965	$ 453,906
British American Tobacco PLC	36,931	1,135,264
Imperial Brands PLC	3,548	90,842
Japan Tobacco, Inc.	11,400	308,620
Philip Morris International, Inc. (f)	9,013	913,287
		$2,901,919
Utilities - Electric Power – 1.5%
Chubu Electric Power Co., Inc.	6,900	$ 81,775
CLP Holdings Ltd.	9,500	76,763
Duke Energy Corp.	5,642	565,498
E.ON SE	57,454	752,952
Edison International (f)	10,855	779,498
Iberdrola S.A.	65,712	852,585
National Grid PLC	87,216	973,064
PG&E Corp. (f)	62,802	1,096,523
Xcel Energy, Inc.	2,118	113,122
		$5,291,780
Total Common Stocks (Identified Cost, $85,604,397)		$124,682,671
Preferred Stocks – 0.4%
Consumer Products – 0.3%
Henkel AG & Co. KGaA	13,783	$ 1,228,403

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – continued
Metals & Mining – 0.1%
Gerdau S.A.	98,068	$ 322,443
Total Preferred Stocks (Identified Cost, $1,162,628)		$1,550,846
Convertible Bonds – 0.0%
Utilities - Electric Power – 0.0%
Pacific Gas & Electric Co., 4.25%, 12/01/2027 (n) (Identified Cost, $97,000)	$97,000	$ 97,825
Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $13,263,732)	13,263,581	$ 13,264,907
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	BNP Paribas S.A.	$ 4,941,596	EUR 4,290,000	$32,030
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	Goldman Sachs International	4,953,115	4,300,000	32,104
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	Merrill Lynch International	5,333,237	4,630,000	34,568
Euro Stoxx 50 Index – March 2025 @ EUR 3,400	Put	Goldman Sachs International	7,180,513	137	30,371
S&P 500 Index – December 2024 @ $3,600	Put	Goldman Sachs International	4,914,639	9	7,920
S&P 500 Index – February 2025 @ $4,850	Put	Goldman Sachs International	21,842,840	40	261,800
S&P 500 Index – June 2025 @ $3,500	Put	Goldman Sachs International	4,914,639	9	19,782
S&P 500 Index – December 2025 @ $3,400	Put	Goldman Sachs International	4,914,639	9	28,620
S&P 500 Index – December 2025 @ $4,250	Put	Goldman Sachs International	4,914,639	9	69,120
Total Purchased Options (Premiums Paid, $1,289,872)					$516,315
Written Options (see table below) – (0.0)%
(Premiums Received, $222,591)					$(99,200)
Other Assets, Less Liabilities – (0.0)%					(71,415)
Net Assets – 100.0%					$365,134,877
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,264,907 and $352,040,585, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,351,873, representing 11.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/24
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
S&P 500 Index	Put	Goldman Sachs International	(40)	$(21,842,840)	$4,100	February – 2025	$(99,200)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,814,977	USD	1,210,748	Citibank N.A.	7/19/2024	$570
AUD	1,649,862	USD	1,100,090	Goldman Sachs International	7/19/2024	1,030
AUD	3,841,441	USD	2,534,513	HSBC Bank	7/19/2024	29,271
AUD	19,215,000	USD	12,807,856	HSBC Bank	8/21/2024	27,490
AUD	107,811	USD	71,426	JPMorgan Chase Bank N.A.	7/19/2024	527
AUD	1,754,384	USD	1,146,267	Merrill Lynch International	7/19/2024	24,611
CAD	2,394,762	USD	1,741,808	HSBC Bank	7/19/2024	9,370
CAD	1,419,227	USD	1,031,377	State Street Bank Corp.	7/19/2024	6,437
CHF	413,181	USD	456,776	HSBC Bank	7/19/2024	4,045
CLP	98,837,007	USD	103,812	Barclays Bank PLC	7/19/2024	1,202
CZK	30,462,394	USD	1,280,230	Deutsche Bank AG	7/19/2024	22,475
CZK	17,698,102	USD	748,682	State Street Bank Corp.	7/19/2024	8,166
EUR	337,612	USD	360,693	Barclays Bank PLC	7/19/2024	1,160
EUR	490,005	USD	523,771	Deutsche Bank AG	7/19/2024	1,417
EUR	116,375	USD	124,529	HSBC Bank	7/19/2024	203
EUR	2,347,225	USD	2,510,837	JPMorgan Chase Bank N.A.	7/19/2024	4,924
EUR	25,537	USD	27,271	Merrill Lynch International	7/19/2024	100
EUR	330,041	USD	352,364	Morgan Stanley Capital Services, Inc.	7/19/2024	1,373
EUR	1,162,423	USD	1,240,880	NatWest Markets PLC	7/19/2024	5,006
EUR	17,784	USD	19,035	State Street Bank Corp.	7/19/2024	26
GBP	536,918	USD	668,173	Barclays Bank PLC	7/19/2024	10,613
GBP	1,405,349	USD	1,747,313	Brown Brothers Harriman	7/19/2024	29,366
GBP	470,211	USD	588,085	State Street Bank Corp.	7/19/2024	6,368
KRW	1,402,475,805	USD	1,013,826	Citibank N.A.	8/06/2024	7,015
NOK	33,349,018	USD	3,068,532	HSBC Bank	7/19/2024	56,287
NOK	137,993,623	USD	12,903,957	HSBC Bank	8/21/2024	36,774
NOK	5,994,653	USD	550,500	State Street Bank Corp.	7/19/2024	11,202
NZD	169,747	USD	101,457	Deutsche Bank AG	7/19/2024	1,937
NZD	1,935,747	USD	1,161,409	JPMorgan Chase Bank N.A.	7/19/2024	17,656
SEK	9,528,388	USD	888,909	Deutsche Bank AG	7/19/2024	10,828
SEK	110,068,497	USD	10,323,965	State Street Bank Corp.	8/21/2024	86,878
USD	14,035,035	AUD	21,006,767	Merrill Lynch International	8/21/2024	2,814
USD	1,201,422	BRL	6,256,285	Citibank N.A.	7/02/2024	82,250
USD	394,837	BRL	2,031,000	Goldman Sachs International	7/02/2024	31,516
USD	1,981,759	BRL	11,016,404	JPMorgan Chase Bank N.A.	7/02/2024	11,060
USD	520,824	BRL	2,729,119	Morgan Stanley Capital Services, Inc.	7/02/2024	32,618
USD	272,253	CAD	371,244	JPMorgan Chase Bank N.A.	7/19/2024	780
USD	3,100,302	CAD	4,233,000	JPMorgan Chase Bank N.A.	8/21/2024	2,566
USD	2,621,968	CAD	3,578,418	State Street Bank Corp.	7/19/2024	5,238
USD	4,088,921	CAD	5,562,830	UBS AG	8/21/2024	18,008
USD	458,663	CNH	3,284,802	State Street Bank Corp.	7/19/2024	8,073
USD	19,404,745	CNY	137,986,675	BNP Paribas S.A.	8/21/2024	313,005

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	296,466	COP	1,149,784,960	Citibank N.A.	8/21/2024	$21,609
USD	577,677	CZK	13,463,585	Goldman Sachs International	7/19/2024	1,916
USD	344,924	CZK	7,843,822	Morgan Stanley Capital Services, Inc.	8/21/2024	9,250
USD	482,515	DKK	3,297,301	HSBC Bank	8/21/2024	7,680
USD	1,824,484	EUR	1,696,739	Barclays Bank PLC	7/19/2024	5,915
USD	128,972	EUR	119,996	BNP Paribas S.A.	7/19/2024	359
USD	908,851	EUR	836,796	Brown Brothers Harriman	7/19/2024	11,972
USD	907,504	EUR	833,091	Citibank N.A.	7/19/2024	14,596
USD	2,308,073	EUR	2,143,147	Goldman Sachs International	7/19/2024	11,044
USD	3,502,435	EUR	3,248,836	HSBC Bank	7/19/2024	20,327
USD	5,151,170	EUR	4,742,103	JPMorgan Chase Bank N.A.	7/19/2024	68,573
USD	915,160	EUR	844,253	Morgan Stanley Capital Services, Inc.	7/19/2024	10,287
USD	46,460,083	EUR	42,602,800	Morgan Stanley Capital Services, Inc.	8/21/2024	726,345
USD	381,017	EUR	349,507	NatWest Markets PLC	7/19/2024	6,416
USD	4,967,600	EUR	4,606,125	State Street Bank Corp.	7/19/2024	30,747
USD	730,473	EUR	677,473	UBS AG	7/19/2024	4,356
USD	827,295	GBP	651,180	Barclays Bank PLC	7/19/2024	4,056
USD	1,036,250	GBP	810,000	Barclays Bank PLC	8/21/2024	11,975
USD	516,561	GBP	407,089	HSBC Bank	7/19/2024	1,908
USD	231,897	HUF	85,437,425	State Street Bank Corp.	7/19/2024	390
USD	1,003,223	IDR	16,018,869,000	Citibank N.A.	8/21/2024	25,715
USD	359,408	ILS	1,321,342	Goldman Sachs International	8/21/2024	8,849
USD	272,341	JPY	42,427,247	BNP Paribas S.A.	7/19/2024	7,956
USD	3,257,105	JPY	502,002,000	Citibank N.A.	8/21/2024	113,234
USD	118,663	JPY	18,347,960	Deutsche Bank AG	7/19/2024	4,328
USD	161,385	JPY	25,878,905	HSBC Bank	7/19/2024	120
USD	2,093,378	JPY	321,974,059	JPMorgan Chase Bank N.A.	7/19/2024	87,000
USD	28,618,178	JPY	4,385,889,490	Morgan Stanley Capital Services, Inc.	8/21/2024	1,150,815
USD	3,005,258	JPY	464,602,717	State Street Bank Corp.	7/19/2024	110,089
USD	396,970	JPY	60,845,673	UBS AG	7/19/2024	17,810
USD	9,262,399	KRW	12,642,448,388	Citibank N.A.	7/26/2024	65,718
USD	411,822	KRW	561,519,000	Citibank N.A.	8/06/2024	3,101
USD	2,352,080	KRW	3,156,538,970	Citibank N.A.	8/21/2024	52,561
USD	698,058	MXN	11,854,487	Barclays Bank PLC	8/21/2024	55,047
USD	512,459	MXN	8,814,533	Deutsche Bank AG	7/19/2024	31,898
USD	3,616,394	MXN	61,134,674	State Street Bank Corp.	7/19/2024	283,383
USD	1,157,774	NZD	1,890,127	Barclays Bank PLC	7/19/2024	6,495
USD	1,167,124	NZD	1,884,660	JPMorgan Chase Bank N.A.	7/19/2024	19,175
USD	16,500,503	NZD	27,033,032	Morgan Stanley Capital Services, Inc.	8/21/2024	34,526
USD	395,843	PLN	1,555,778	HSBC Bank	8/21/2024	9,587
USD	186,892	RON	857,000	JPMorgan Chase Bank N.A.	8/21/2024	2,592
USD	1,163,127	SEK	12,143,571	Goldman Sachs International	7/19/2024	16,446
USD	3,344,202	SEK	34,622,000	UBS AG	8/21/2024	69,475
USD	566,010	SGD	758,723	State Street Bank Corp.	8/21/2024	5,161
USD	786,029	THB	28,638,183	Barclays Bank PLC	9/27/2024	176
						$4,083,233
Liability Derivatives
BRL	6,256,285	USD	1,125,454	Citibank N.A.	7/02/2024	$(6,282)
BRL	2,031,000	USD	365,360	Goldman Sachs International	7/02/2024	(2,039)
BRL	11,016,404	USD	2,075,502	JPMorgan Chase Bank N.A.	7/02/2024	(104,803)
BRL	2,729,119	USD	490,946	Morgan Stanley Capital Services, Inc.	7/02/2024	(2,740)
CAD	2,484,008	USD	1,818,737	Goldman Sachs International	7/19/2024	(2,297)
CHF	1,158,182	USD	1,294,221	State Street Bank Corp.	7/19/2024	(2,502)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
CNH	1,655,219	USD	228,924	HSBC Bank	7/19/2024	$(1,870)
CNH	1,686,992	USD	233,606	Merrill Lynch International	7/19/2024	(2,195)
CNH	103,553,732	USD	14,304,086	State Street Bank Corp.	7/19/2024	(99,177)
COP	1,093,226,617	USD	282,094	Goldman Sachs International	7/15/2024	(19,349)
CZK	27,715,658	USD	1,191,485	Goldman Sachs International	7/19/2024	(6,243)
CZK	26,349,014	USD	1,169,067	State Street Bank Corp.	7/19/2024	(42,268)
DKK	3,499,358	USD	506,884	State Street Bank Corp.	7/19/2024	(3,899)
EUR	1,713,437	USD	1,856,124	Citibank N.A.	7/19/2024	(19,659)
EUR	425,842	USD	458,946	Deutsche Bank AG	7/19/2024	(2,528)
EUR	1,141,196	USD	1,244,105	Goldman Sachs International	7/19/2024	(20,968)
EUR	6,048,093	USD	6,584,322	HSBC Bank	7/19/2024	(101,966)
EUR	2,012,620	USD	2,174,872	JPMorgan Chase Bank N.A.	7/19/2024	(17,742)
EUR	401,000	USD	438,132	JPMorgan Chase Bank N.A.	8/21/2024	(7,662)
EUR	1,309,874	USD	1,414,773	Morgan Stanley Capital Services, Inc.	7/19/2024	(10,846)
EUR	1,041,589	USD	1,129,465	State Street Bank Corp.	7/19/2024	(13,086)
EUR	1,357,509	USD	1,473,159	UBS AG	7/19/2024	(18,178)
GBP	1,012,562	USD	1,285,736	Barclays Bank PLC	7/19/2024	(5,628)
GBP	1,710,363	USD	2,178,741	Merrill Lynch International	7/19/2024	(16,455)
GBP	6,002,654	USD	7,600,701	State Street Bank Corp.	8/21/2024	(10,121)
GBP	476,867	USD	606,271	UBS AG	7/19/2024	(3,403)
HUF	68,667,898	USD	188,069	Morgan Stanley Capital Services, Inc.	7/19/2024	(2,003)
IDR	16,446,682,962	USD	1,009,216	Citibank N.A.	8/05/2024	(5,333)
IDR	5,522,129,948	USD	346,215	Citibank N.A.	8/06/2024	(9,157)
IDR	18,454,263,118	USD	1,153,175	JPMorgan Chase Bank N.A.	8/06/2024	(26,771)
JPY	14,169,758	USD	92,051	Brown Brothers Harriman	7/19/2024	(3,752)
JPY	10,572,151	USD	65,969	HSBC Bank	7/19/2024	(89)
JPY	36,350,646	USD	236,349	JPMorgan Chase Bank N.A.	7/19/2024	(9,831)
JPY	2,045,456,816	USD	13,568,536	Merrill Lynch International	7/19/2024	(822,288)
MXN	63,585,794	USD	3,675,692	Barclays Bank PLC	7/19/2024	(209,047)
MXN	27,609,364	USD	1,512,732	State Street Bank Corp.	7/19/2024	(7,492)
NOK	470,701	USD	44,486	Merrill Lynch International	7/19/2024	(382)
NOK	12,352,438	USD	1,166,486	State Street Bank Corp.	7/19/2024	(9,057)
NOK	15,600,000	USD	1,482,946	UBS AG	8/21/2024	(20,013)
NZD	2,463,658	USD	1,504,261	State Street Bank Corp.	7/19/2024	(3,645)
NZD	14,055,000	USD	8,703,011	State Street Bank Corp.	8/21/2024	(142,028)
PEN	549,565	USD	148,664	Goldman Sachs International	7/26/2024	(5,679)
PLN	2,454,931	USD	624,333	State Street Bank Corp.	7/19/2024	(14,613)
SGD	715,724	USD	534,347	State Street Bank Corp.	7/19/2024	(6,098)
THB	54,141,769	USD	1,486,186	JPMorgan Chase Bank N.A.	9/27/2024	(496)
USD	1,164,891	AUD	1,776,292	Goldman Sachs International	7/19/2024	(20,609)
USD	3,980,250	AUD	6,091,225	HSBC Bank	7/19/2024	(85,042)
USD	313,080	CAD	428,535	JPMorgan Chase Bank N.A.	7/19/2024	(288)
USD	8,022,243	CAD	11,023,470	State Street Bank Corp.	7/19/2024	(38,711)
USD	359,741	CHF	325,407	HSBC Bank	7/19/2024	(3,185)
USD	142,812	CHF	130,058	State Street Bank Corp.	7/19/2024	(2,242)
USD	17,758,812	CHF	15,896,692	State Street Bank Corp.	8/21/2024	(40,994)
USD	4,577,207	CZK	108,165,361	Barclays Bank PLC	7/19/2024	(48,415)
USD	272,370	EUR	254,196	Barclays Bank PLC	7/19/2024	(78)
USD	454,412	EUR	424,012	Brown Brothers Harriman	7/19/2024	(44)
USD	1,077,180	EUR	1,008,670	HSBC Bank	7/19/2024	(3,915)
USD	229,214	EUR	214,582	JPMorgan Chase Bank N.A.	7/19/2024	(775)
USD	12,641,862	EUR	11,829,108	Morgan Stanley Capital Services, Inc.	7/19/2024	(36,600)
USD	228,732	EUR	214,000	NatWest Markets PLC	7/19/2024	(633)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	839,848	EUR	786,151	State Street Bank Corp.	7/19/2024	$(2,749)
USD	1,235,009	GBP	992,405	Barclays Bank PLC	7/19/2024	(19,616)
USD	183,128	GBP	146,424	Brown Brothers Harriman	7/19/2024	(1,985)
USD	2,756,473	GBP	2,209,434	HSBC Bank	7/19/2024	(36,752)
USD	572,630	GBP	457,347	JPMorgan Chase Bank N.A.	7/19/2024	(5,559)
USD	1,128,637	HUF	418,334,030	State Street Bank Corp.	7/19/2024	(4,908)
USD	301,582	IDR	4,972,491,784	JPMorgan Chase Bank N.A.	8/06/2024	(1,926)
USD	108,424	NZD	181,564	State Street Bank Corp.	7/19/2024	(2,167)
USD	115,263	PLN	464,609	UBS AG	7/19/2024	(130)
USD	1,188,356	SEK	12,925,824	JPMorgan Chase Bank N.A.	7/19/2024	(32,192)
						$(2,231,195)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
FTSE 100 Index	Short	GBP	91	$9,446,514	September – 2024	$6,307
FTSE MIB Index	Long	EUR	61	10,898,667	September – 2024	143,385
FTSE Taiwan Index	Short	USD	76	5,863,400	July – 2024	94,227
FTSE/JSE Top 40 Index	Short	ZAR	296	11,997,324	September – 2024	5,739
IBEX 35 Index	Long	EUR	29	3,377,821	July – 2024	9,282
KOSPI 200 Index	Long	KRW	155	10,876,180	September – 2024	438,995
Mexbol Index	Long	MXN	302	8,806,779	September – 2024	44,339
Mini Ibovespa	Long	BRL	753	3,377,152	August – 2024	54,887
MSCI Singapore Index	Long	SGD	91	2,122,998	July – 2024	20,797
OMX 30 Index	Long	SEK	391	9,510,312	July – 2024	63,613
S&P/TSX 60 Index	Long	CAD	61	11,686,780	September – 2024	114,564
Topix Index	Long	JPY	25	4,367,114	September – 2024	88,497
						$1,084,632
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	4	$351,069	September – 2024	$2,473
Canadian Treasury Bond 5 yr	Long	CAD	17	1,377,844	September – 2024	6,462
Euro-Bobl 5 yr	Long	EUR	144	17,957,012	September – 2024	62,527
U.S. Treasury Bond 30 yr	Long	USD	57	6,743,813	September – 2024	77,779
U.S. Treasury Note 10 yr	Short	USD	86	9,458,656	September – 2024	13,005
U.S. Treasury Ultra Bond 30 yr	Long	USD	8	1,002,750	September – 2024	9,469
						$171,715
						$1,256,347
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	2,393	$9,098,489	August – 2024	$(123,933)
CAC 40 Index	Long	EUR	39	3,129,398	July – 2024	(11,038)
DAX Index	Short	EUR	1	492,718	September – 2024	(5,127)
Hang Seng Index	Long	HKD	67	7,563,084	July – 2024	(132,872)
NSE IFSC NIFTY 50 Index	Short	USD	169	8,159,151	July – 2024	(156,138)
Russell 2000 Index	Short	USD	124	12,803,000	September – 2024	(12,856)
S&P 500 E-Mini Index	Short	USD	31	8,558,325	September – 2024	(29,054)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Equity Futures - continued
S&P/ASX 200 Index	Short	AUD	96	$12,443,280	September – 2024	$(134,059)
						$(605,077)
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	153	$11,591,562	September – 2024	$(110,303)
Euro-Bund 10 yr	Short	EUR	152	21,425,692	September – 2024	(158,235)
Euro-Buxl 30 yr	Short	EUR	2	278,961	September – 2024	(4,973)
Euro-Schatz 2 yr	Short	EUR	146	16,527,122	September – 2024	(84,754)
Japan Government Bond 10 yr	Long	JPY	16	14,206,974	September – 2024	(17,055)
Long Gilt 10 yr	Short	GBP	205	25,284,328	September – 2024	(139,254)
U.S. Treasury Note 2 yr	Long	USD	41	8,372,969	September – 2024	(2,872)
U.S. Treasury Note 5 yr	Long	USD	8	852,625	September – 2024	(2,202)
U.S. Treasury Ultra Note 10 yr	Short	USD	28	3,178,875	September – 2024	(49,236)
						$(568,884)
						$(1,173,961)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
9/20/34	USD	28,100,000	centrally cleared	SOFR - 1 day / Annually	3.758% / Annually	$356,844	$(4,416)	$352,428
9/16/54	USD	13,000,000	centrally cleared	3.545% / Annually	SOFR - 1 day / Annually	386,269	1,347	387,616
6/18/55	USD	3,500,000	centrally cleared	SOFR - 1 day / Annually	3.458% / Annually	113,663	—	113,663
						$856,776	$(3,069)	$853,707
Liability Derivatives
Interest Rate Swaps
9/16/26	USD	121,300,000	centrally cleared	4.307% / Annually	SOFR - 1 day / Annually	$(219,990)	$3,514	$(216,476)
6/18/27	USD	33,500,000	centrally cleared	3.412% / Annually	SOFR - 1 day / Annually	(326,143)	—	(326,143)
9/19/29	USD	51,300,000	centrally cleared	3.854% / Annually	SOFR - 1 day / Annually	(307,628)	2,800	(304,828)
						$(853,761)	$6,314	$(847,447)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	580,000	Barclays Bank PLC	5.00% / Quarterly	(1)	$27,376	$67,802	$95,178
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At June 30, 2024, the fund had cash collateral of $1,367,125 and other liquid securities with an aggregate value of $28,480,593 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $320,477,286)	$352,040,585
Investments in affiliated issuers, at value (identified cost, $13,263,732)	13,264,907
Cash	36,528
Foreign currency, at value (identified cost, $67,530)	67,533
Restricted cash for
Forward foreign currency exchange contracts	640,000
Deposits with brokers for
Futures contracts	726,776
Exchange-traded options	349
Receivables for
Net daily variation margin on open cleared swap agreements	323,773
Forward foreign currency exchange contracts	4,083,233
Net daily variation margin on open futures contracts	154,349
Investments sold	1,394,529
TBA sale commitments	3,171,638
Interest and dividends	2,592,528
Uncleared swaps, at value (net of unamortized premiums paid, $67,802)	95,178
Other assets	1,034
Total assets	$378,592,940
Liabilities
Payables for
Forward foreign currency exchange contracts	$2,231,195
Investments purchased	921,919
When-issued investments purchased	347,915
TBA purchase commitments	9,182,276
Fund shares reacquired	548,745
Written options (premiums received, $222,591)	99,200
Payable to affiliates
Investment adviser	2,248
Administrative services fee	683
Shareholder servicing costs	10
Distribution and/or service fees	9,175
Payable for independent Trustees' compensation	326
Deferred foreign capital gains tax expense payable	227
Accrued expenses and other liabilities	114,144
Total liabilities	$13,458,063
Net assets	$365,134,877
Net assets consist of
Paid-in capital	$309,158,262
Total distributable earnings (loss)	55,976,615
Net assets	$365,134,877
Shares of beneficial interest outstanding	26,553,943
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$29,482,922	2,099,270	$14.04
Service Class	335,651,955	24,454,673	13.73
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Interest	$5,563,488
Dividends	2,298,904
Dividends from affiliated issuers	420,467
Income on securities loaned	3,008
Other	604
Foreign taxes withheld	(165,770)
Total investment income	$8,120,701
Expenses
Management fee	$1,372,206
Distribution and/or service fees	428,425
Shareholder servicing costs	526
Administrative services fee	31,778
Independent Trustees' compensation	4,162
Custodian fee	56,007
Shareholder communications	5,042
Audit and tax fees	47,855
Legal fees	1,109
Miscellaneous	90,641
Total expenses	$2,037,751
Reduction of expenses by investment adviser	(144,988)
Net expenses	$1,892,763
Net investment income (loss)	$6,227,938
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $239 foreign capital gains tax)	$7,856,280
Affiliated issuers	(2,933)
Futures contracts	4,263,375
Swap agreements	(1,450,643)
Forward foreign currency exchange contracts	1,745,436
Foreign currency	(286,315)
Net realized gain (loss)	$12,125,200
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(11,859,643)
Affiliated issuers	(886)
Written options	123,391
Futures contracts	1,446,928
Swap agreements	(300,363)
Forward foreign currency exchange contracts	3,229,742
Translation of assets and liabilities in foreign currencies	(59,077)
Net unrealized gain (loss)	$(7,419,908)
Net realized and unrealized gain (loss)	$4,705,292
Change in net assets from operations	$10,933,230
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$6,227,938	$11,403,656
Net realized gain (loss)	12,125,200	(6,256,337)
Net unrealized gain (loss)	(7,419,908)	29,579,476
Change in net assets from operations	$10,933,230	$34,726,795
Total distributions to shareholders	$—	$(15,485,776)
Change in net assets from fund share transactions	$(30,472,863)	$(45,353,806)
Total change in net assets	$(19,539,633)	$(26,112,787)
Net assets
At beginning of period	384,674,510	410,787,297
At end of period	$365,134,877	$384,674,510
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$13.63	$12.98	$15.35	$15.79	$15.86	$14.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.41	$0.28	$0.25	$0.22	$0.29
Net realized and unrealized gain (loss)	0.16	0.80	(1.40)	0.19	0.71	1.80
Total from investment operations	$0.41	$1.21	$(1.12)	$0.44	$0.93	$2.09
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.31)	$(0.16)	$(0.28)	$(0.45)
From net realized gain	—	(0.50)	(0.94)	(0.72)	(0.72)	(0.36)
Total distributions declared to shareholders	$—	$(0.56)	$(1.25)	$(0.88)	$(1.00)	$(0.81)
Net asset value, end of period (x)	$14.04	$13.63	$12.98	$15.35	$15.79	$15.86
Total return (%) (k)(r)(s)(x)	3.01(n)	9.63	(7.20)	2.79	6.23	14.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86(a)	0.89	0.84	0.82	0.83	0.81
Expenses after expense reductions	0.78(a)	0.83	0.77	0.78	0.82	0.80
Net investment income (loss)	3.56(a)	3.12	2.01	1.59	1.45	1.85
Portfolio turnover rate	56(n)	101	90	132	120	82
Net assets at end of period (000 omitted)	$29,483	$32,096	$32,846	$39,123	$43,513	$46,175
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	0.76	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$13.34	$12.71	$15.05	$15.49	$15.57	$14.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.37	$0.24	$0.21	$0.18	$0.24
Net realized and unrealized gain (loss)	0.17	0.78	(1.37)	0.19	0.70	1.77
Total from investment operations	$0.39	$1.15	$(1.13)	$0.40	$0.88	$2.01
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.27)	$(0.12)	$(0.24)	$(0.40)
From net realized gain	—	(0.50)	(0.94)	(0.72)	(0.72)	(0.36)
Total distributions declared to shareholders	$—	$(0.52)	$(1.21)	$(0.84)	$(0.96)	$(0.76)
Net asset value, end of period (x)	$13.73	$13.34	$12.71	$15.05	$15.49	$15.57
Total return (%) (k)(r)(s)(x)	2.92(n)	9.35	(7.44)	2.58	5.99	14.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.11(a)	1.14	1.09	1.07	1.08	1.06
Expenses after expense reductions	1.03(a)	1.08	1.02	1.03	1.07	1.05
Net investment income (loss)	3.31(a)	2.87	1.75	1.34	1.19	1.60
Portfolio turnover rate	56(n)	101	90	132	120	82
Net assets at end of period (000 omitted)	$335,652	$352,578	$377,941	$483,621	$530,703	$552,698
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	1.01	N/A	N/A	N/A	N/A
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Tactical Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$69,008,424	$97,740	$—	$69,106,164
United Kingdom	4,544,731	6,068,184	—	10,612,915
Japan	1,431,387	8,059,147	—	9,490,534
France	160,550	9,016,711	—	9,177,261
Switzerland	3,850,651	2,381,623	—	6,232,274
Canada	3,660,502	—	—	3,660,502
Germany	1,473,175	1,347,967	—	2,821,142
South Korea	504,264	2,165,447	—	2,669,711
Netherlands	321,556	1,793,368	—	2,114,924
Other Countries	6,012,745	4,752,958	0	10,765,703
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	3,599,456	—	3,599,456
Non - U.S. Sovereign Debt	—	92,494,940	—	92,494,940
Municipal Bonds	—	3,138,394	—	3,138,394
U.S. Corporate Bonds	—	35,914,092	—	35,914,092
Residential Mortgage-Backed Securities	—	29,021,627	—	29,021,627
Commercial Mortgage-Backed Securities	—	7,928,187	—	7,928,187
Asset-Backed Securities (including CDOs)	—	9,947,220	—	9,947,220
Foreign Bonds	—	43,345,539	—	43,345,539
Mutual Funds	13,264,907	—	—	13,264,907
Total	$104,232,892	$261,072,600	$0	$365,305,492
Other Financial Instruments
Futures Contracts – Assets	$479,732	$776,615	$—	$1,256,347
Futures Contracts – Liabilities	(766,932)	(407,029)	—	(1,173,961)
Forward Foreign Currency Exchange Contracts – Assets	—	4,083,233	—	4,083,233
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,231,195)	—	(2,231,195)
Swap Agreements – Assets	—	948,885	—	948,885
Swap Agreements – Liabilities	—	(847,447)	—	(847,447)
Written Options - Liabilities	—	(99,200)	—	(99,200)
For further information regarding security characteristics, see the Portfolio of Investments.  At June 30, 2024, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at December 31, 2023.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Written Option Contracts	$—	$(99,200)
Equity	Purchased Option Contracts	417,613	—
Credit	Purchased Option Contracts	98,702	—
Equity	Futures Contracts	1,084,632	(605,077)
Interest Rate	Futures Contracts	171,715	(568,884)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	4,083,233	(2,231,195)
Interest Rate	Cleared Swap Agreements	853,707	(847,447)
Credit	Uncleared Swap Agreements	95,178	—
Total		$6,804,780	$(4,351,803)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$2,857,241	$(1,545,591)	$—	$—
Foreign Exchange	—	—	1,745,436	—
Equity	1,406,134	—	—	—
Credit	—	94,948	—	85,871
Total	$4,263,375	$(1,450,643)	$1,745,436	$85,871
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(491,628)	$(304,098)	$—	$—	$—
Foreign Exchange	—	—	3,229,742	—	—
Equity	1,938,556	—	—	(528,845)	123,391
Credit	—	3,735	—	(198,260)	—
Total	$1,446,928	$(300,363)	$3,229,742	$(727,105)	$123,391
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of June 30, 2024:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$154,349	$—
Uncleared Swaps, at value	95,178	—
Cleared Swap Agreements (a)	323,773	—
Forward Foreign Currency Exchange Contracts	4,083,233	(2,231,195)
Purchased Options (a)	516,315	—
Written Options	—	(99,200)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$5,172,848	$(2,330,395)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	1,751,652	(820,131)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$3,421,196	$(1,510,264)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements.  This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2024:

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Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$191,817	$(191,817)	$—	$—	$—
BNP Paribas S.A.	353,351	—	—	—	353,351
Brown Brothers Harriman	41,338	(5,782)	—	—	35,556
Citibank N.A.	386,369	(40,430)	—	(250,000)	95,939
Deutsche Bank AG	72,884	(2,528)	—	(50,000)	20,356
Goldman Sachs International	133,276	(77,184)	—	—	56,092
JPMorgan Chase Bank N.A.	214,853	(208,045)	—	—	6,808
Merrill Lynch International	62,093	(62,093)	—	—	—
Morgan Stanley Capital Services, Inc.	1,965,215	(52,190)	—	(1,913,025)	—
Total	$3,421,196	$(640,069)	$—	$(2,213,025)	$568,102
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2024:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(282,785)	$191,817	$—	$—	$(90,968)
Brown Brothers Harriman Co.	(5,782)	5,782	—	—	—
Citibank N.A.	(40,430)	40,430	—	—	—
Deutsche Bank AG	(2,528)	2,528	—	—	—
Goldman Sachs International	(77,184)	77,184	—	—	—
JPMorgan Chase Bank N.A.	(208,045)	208,045	—	—	—
Merrill Lynch International	(841,320)	62,093	—	630,000	(149,227)
Morgan Stanley Capital Services, Inc.	(52,190)	52,190	—	—	—
Total	$(1,510,264)	$640,069	$—	$630,000	$(240,195)
(b) The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase.  At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

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Notes to Financial Statements (unaudited) - continued
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities.  The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation.  When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option.  For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it.  The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.  Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction.  Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker.  For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

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Notes to Financial Statements (unaudited) - continued
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

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Notes to Financial Statements (unaudited) - continued
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At June 30, 2024, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated.

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Notes to Financial Statements (unaudited) - continued
The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$665,764
Long-term capital gains	14,820,012
Total distributions	$15,485,776
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$336,711,816
Gross appreciation	41,563,162
Gross depreciation	(12,969,486)
Net unrealized appreciation (depreciation)	$28,593,676
As of 12/31/23
Undistributed ordinary income	3,875,682
Other temporary differences	(168,501)
Net unrealized appreciation (depreciation)	41,336,204
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$1,322,375
Service Class	—	14,163,401
Total	$—	$15,485,776
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million and up to $2.5 billion	0.675%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $24,309, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.72% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest expenses on cash collateral held at brokers), such that total annual operating expenses do not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $120,679, which is included in the reduction of total expenses in the Statement of Operations.

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Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $400, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $126.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0170% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$50,056,074	$52,137,521
Non-U.S. Government securities	150,063,384	168,981,826
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	20,481	$285,546	43,766	$574,342
Service Class	282,574	3,902,506	387,151	5,076,133
	303,055	$4,188,052	430,917	$5,650,475
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	103,634	$1,322,375
Service Class	—	—	1,133,072	14,163,401
	—	$—	1,236,706	$15,485,776

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(276,305)	$(3,838,819)	(322,230)	$(4,241,838)
Service Class	(2,266,815)	(30,822,096)	(4,817,962)	(62,248,219)
	(2,543,120)	$(34,660,915)	(5,140,192)	$(66,490,057)
Net change
Initial Class	(255,824)	$(3,553,273)	(174,830)	$(2,345,121)
Service Class	(1,984,241)	(26,919,590)	(3,297,739)	(43,008,685)
	(2,240,065)	$(30,472,863)	(3,472,569)	$(45,353,806)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $885 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,846,612	$120,270,234	$117,848,120	$(2,933)	$(886)	$13,264,907
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$420,467	$—
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Tactical Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Tactical Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Tactical Allocation Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Government Securities Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Government Securities Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 93.2%
Asset-Backed & Securitized – 8.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.124%, 11/15/2054 (i)	$3,555,831	$ 161,221
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.946% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,293,000	1,283,311
ACREC 2023-FL2 LLC, “A”, FLR, 7.558% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	729,428	731,565
American Credit Acceptance Receivables Trust, 2024-2 “A”, 5.9%, 2/12/2027 (n)	541,875	542,062
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	246,313	246,075
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-B”, FLR, 5.933% (SOFR - 1mo. + 0.6%), 2/18/2028	1,022,000	1,021,994
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.943% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	671,500	656,916
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.843% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	1,107,000	1,099,161
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.983% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,405,000	1,390,471
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	261,372	262,350
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.401%, 7/15/2054 (i)	3,602,344	224,600
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.723%, 2/15/2054 (i)	2,345,806	181,706
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.639%, 12/15/2055 (i)	3,493,825	125,373
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.37%, 2/15/2054 (i)	7,568,160	427,285
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.261%, 3/15/2054 (i)	4,490,508	224,271
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.995%, 6/15/2054 (i)	6,467,810	264,061
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.372%, 7/15/2054 (i)	5,756,469	327,818
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.38%, 8/15/2054 (i)	6,709,954	413,569
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.138%, 9/15/2054 (i)	7,514,248	350,845
Bridgecrest Lending Auto Securitization Trust, 2024-2, “A2”, 5.78%, 2/16/2027	782,000	781,889
Bridgecrest Lending Auto Securitization Trust, 2023-1, “A2”, 6.34%, 7/15/2026	56,403	56,448
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	437,620	432,327
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.923% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	777,500	754,009
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	206,132	206,819
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.743% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	1,344,000	1,240,330
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	265,144	259,040
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 6.433% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	501,881	504,478
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.98%, 12/15/2072 (i)(n)	4,352,560	157,070
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.4%, 2/15/2054 (i)	5,740,231	365,042
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.879%, 4/15/2054 (i)	3,291,432	118,843
Dell Equipment Finance Trust, 2023-1, “A2”, 5.65%, 9/22/2028 (n)	286,223	286,242
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)	294,794	295,234
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	111,883	111,818
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	364,872	364,953
GLS Auto Select Receivables Trust, 2023-2A, 6.37%, 6/15/2028 (n)	183,610	184,646
GLS Auto Select Receivables Trust, 2024-2A, “A-2”, 5.77%, 6/15/2027 (n)	730,000	730,003
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	70,886	70,651
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	66,111	66,097
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.193% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,110,500	1,105,075
MF1 2021-FL5 Ltd., “AS”, FLR, 6.643% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	664,500	660,526
MF1 2021-FL5 Ltd., “B”, FLR, 6.893% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	836,500	829,347
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.973%, 12/15/2051 (i)	5,561,683	160,235
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.409%, 5/15/2054 (i)	2,860,415	165,962
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.317%, 6/15/2054 (i)	3,466,861	179,521
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.203%, 10/15/2054 (i)	13,301,699	668,247
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	277,450	278,070
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)	204,000	205,191
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)	188,000	188,114
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	289,224	289,385
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	92,179	92,000
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	177,000	177,647
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.659% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	422,071	419,228
GSSFS-SEM
1

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.959% ((SOFR - 1mo. + 0.11448%) + 1.5%), 11/25/2036 (n)	$206,000	$ 204,328
Santander Drive Auto Receivables Trust, 2024-1, “A2”, 5.71%, 2/16/2027	260,314	260,370
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)	369,535	369,110
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	151,163	151,074
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	813,709	808,449
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	227,375	225,869
Verus Securitization Trust, 2024-4, “A1”, 6.218%, 6/25/2069 (n)	399,182	400,653
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.104%, 1/15/2052 (i)(n)	3,198,656	108,513
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.643%, 8/15/2054 (i)	1,301,040	93,801
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.183% (SOFR - 30 day + 0.85%), 6/15/2026 (n)	41,330	41,358
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.183% (SOFR - 30 day + 0.85%), 3/15/2027	253,365	253,638
		$25,256,304
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$ 508,896
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$147,000	$ 140,923
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	$246,000	$ 242,248
Mortgage-Backed – 55.0%
Fannie Mae, 4.5%, 5/01/2025 - 11/25/2042	$1,772,413	$ 1,718,876
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	6,494,475	6,058,533
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	218,536	225,141
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	623,701	558,287
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	204,804	16,857
Fannie Mae, 3%, 2/25/2033 (i)	260,726	20,660
Fannie Mae, 3.585%, 6/25/2033	463,644	442,307
Fannie Mae, 3.5%, 8/15/2033 - 6/25/2048	4,878,744	4,462,938
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	2,344,702	2,353,283
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	1,679,080	1,658,160
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	266,723	271,521
Fannie Mae, 5.897%, 5/15/2036	155,337	154,282
Fannie Mae, 5.679%, 5/25/2037	52,293	51,202
Fannie Mae, 5.749%, 10/25/2039 - 12/25/2045	428,400	419,651
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	6,097,990	5,738,370
Fannie Mae, 5.799%, 3/25/2041 - 12/25/2042	117,296	116,326
Fannie Mae, 5.949%, 7/25/2041	49,043	48,638
Fannie Mae, 2.75%, 9/25/2042	218,015	203,946
Fannie Mae, 2%, 5/25/2044 - 4/25/2046	439,625	396,670
Fannie Mae, UMBS, 2%, 12/01/2036 - 4/01/2052	10,890,323	8,788,734
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 5/01/2053	19,338,338	16,039,642
Fannie Mae, UMBS, 5%, 6/01/2038 - 10/01/2053	1,517,278	1,470,928
Fannie Mae, UMBS, 1.5%, 2/01/2042	60,645	48,875
Fannie Mae, UMBS, 3%, 6/01/2051 - 7/01/2052	2,613,133	2,247,146
Fannie Mae, UMBS, 4%, 8/01/2051	452,601	418,935
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 9/01/2052	575,035	545,094
Fannie Mae, UMBS, 6%, 2/01/2053 - 11/01/2053	3,931,053	3,957,952
Fannie Mae, UMBS, 6.5%, 8/01/2053	318,653	324,832
Fannie Mae, UMBS, 7%, 12/01/2053	297,371	305,854
Freddie Mac, 0.708%, 7/25/2024 (i)	3,921,269	187
Freddie Mac, 3.064%, 8/25/2024	1,043,630	1,037,933
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	676,508	657,842
Freddie Mac, 2.67%, 12/25/2024	3,884,608	3,836,988
2

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.178%, 5/25/2025 (i)	$80,622,772	$ 73,700
Freddie Mac, 3.7%, 5/25/2025	495,626	488,282
Freddie Mac, 4%, 7/01/2025 - 1/15/2055	1,109,622	1,061,082
Freddie Mac, 2.57%, 7/25/2026	4,300,000	4,106,079
Freddie Mac, 3.12%, 9/25/2026	1,733,760	1,666,371
Freddie Mac, 2.525%, 10/25/2026	291,560	276,601
Freddie Mac, 2.797%, 12/25/2026	369,232	356,965
Freddie Mac, 3.413%, 12/25/2026	2,300,000	2,215,836
Freddie Mac, 1.479%, 3/25/2027 (i)	1,030,000	33,840
Freddie Mac, 5.678%, 3/25/2027	335,924	333,447
Freddie Mac, 3.243%, 4/25/2027	1,379,961	1,319,159
Freddie Mac, 3.117%, 6/25/2027	1,900,000	1,807,620
Freddie Mac, 0.701%, 7/25/2027 (i)	28,597,572	419,035
Freddie Mac, 0.547%, 8/25/2027 (i)	23,427,041	272,021
Freddie Mac, 0.488%, 12/25/2027 (i)	187,906	2,051
Freddie Mac, 0.43%, 1/25/2028 (i)	39,497,537	391,022
Freddie Mac, 0.432%, 1/25/2028 (i)	16,548,247	165,966
Freddie Mac, 0.265%, 2/25/2028 (i)	47,459,673	238,205
Freddie Mac, 0.26%, 4/25/2028 (i)	31,185,554	156,433
Freddie Mac, 3.9%, 4/25/2028	255,290	246,745
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	6,278,420	5,637,775
Freddie Mac, 5.804%, 3/25/2029	725,484	727,851
Freddie Mac, 0.443%, 5/25/2029 (i)	6,176,296	127,205
Freddie Mac, 1.218%, 7/25/2029 (i)	4,397,013	200,543
Freddie Mac, 1.265%, 8/25/2029 (i)	7,606,498	366,381
Freddie Mac, 5.808%, 12/25/2029	400,000	398,781
Freddie Mac, 1.439%, 1/25/2030 (i)	3,650,543	221,143
Freddie Mac, 1.914%, 4/25/2030 (i)	1,602,831	142,157
Freddie Mac, 1.985%, 4/25/2030 (i)	4,034,514	370,073
Freddie Mac, 1.769%, 5/25/2030 (i)	2,174,913	183,998
Freddie Mac, 1.906%, 5/25/2030 (i)	4,905,689	440,817
Freddie Mac, 1.209%, 6/25/2030 (i)	2,736,547	147,330
Freddie Mac, 1.435%, 6/25/2030 (i)	1,983,331	134,207
Freddie Mac, 5.704%, 6/25/2030	366,874	366,686
Freddie Mac, 5.744%, 6/25/2030	254,583	253,693
Freddie Mac, 1.703%, 8/25/2030 (i)	1,814,781	149,142
Freddie Mac, 1.262%, 9/25/2030 (i)	1,149,690	70,365
Freddie Mac, 1.172%, 11/25/2030 (i)	2,249,951	129,551
Freddie Mac, 5.874%, 11/25/2030	929,907	929,905
Freddie Mac, 0.417%, 1/25/2031 (i)	8,700,638	142,491
Freddie Mac, 0.872%, 1/25/2031 (i)	3,359,280	145,457
Freddie Mac, 1.026%, 1/25/2031 (i)	2,545,825	129,519
Freddie Mac, 0.546%, 2/25/2031 (i)	2,806,836	69,229
Freddie Mac, 0.609%, 3/25/2031 (i)	6,905,248	186,596
Freddie Mac, 0.828%, 3/25/2031 (i)	2,967,667	123,755
Freddie Mac, 1.324%, 5/25/2031 (i)	1,210,235	83,005
Freddie Mac, 1.039%, 7/25/2031 (i)	1,944,368	108,203
Freddie Mac, 1.321%, 7/25/2031 (i)	3,452,631	245,016
Freddie Mac, 0.607%, 8/25/2031 (i)	2,463,121	72,526
Freddie Mac, 0.632%, 9/25/2031 (i)	8,016,720	254,635
Freddie Mac, 0.955%, 9/25/2031 (i)	7,432,958	367,576
Freddie Mac, 0.441%, 11/25/2031 (i)	11,978,818	264,878
Freddie Mac, 0.596%, 12/25/2031 (i)	11,887,771	362,208
Freddie Mac, 0.664%, 12/25/2031 (i)	1,981,491	67,818
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	127,575	130,898
Freddie Mac, 5.797%, 10/15/2032	38,422	38,058
Freddie Mac, 0.301%, 11/25/2032 (i)	10,140,098	144,525
3

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.431%, 5/25/2033 (i)	$2,500,000	$ 57,204
Freddie Mac, 0.299%, 8/25/2033 (i)	10,770,884	147,548
Freddie Mac, 0.362%, 10/25/2033 (i)	10,455,272	189,094
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	997,563	991,791
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	1,007,624	1,029,905
Freddie Mac, 5.647%, 4/15/2035	29,277	29,019
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2041	623,056	626,138
Freddie Mac, 5.5%, 2/15/2036 (i)	68,162	11,727
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	7,488,689	6,854,716
Freddie Mac, 5.697%, 3/15/2039 - 5/15/2041	387,957	373,922
Freddie Mac, 6.147%, 5/15/2039	29,816	29,825
Freddie Mac, 4.5%, 12/15/2040 (i)	14,468	1,338
Freddie Mac, 1.75%, 8/15/2041	178,260	163,596
Freddie Mac, 5.847%, 8/15/2046	45,824	45,213
Freddie Mac, 6.785%, 10/25/2053	89,582	90,641
Freddie Mac, 0.434%, 6/25/2055 (i)	15,889,873	360,034
Freddie Mac, 3.25%, 11/25/2061	735,970	652,477
Freddie Mac, UMBS, 6.5%, 8/01/2032 - 5/01/2054	182,563	185,860
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	12,643,298	9,964,762
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	291,880	262,143
Freddie Mac, UMBS, 3%, 7/01/2050 - 7/01/2052	2,465,735	2,101,257
Freddie Mac, UMBS, 1.5%, 5/01/2051 - 10/01/2051	1,666,712	1,249,825
Freddie Mac, UMBS, 2.5%, 7/01/2051 - 9/01/2052	3,780,197	3,105,161
Freddie Mac, UMBS, 4%, 5/01/2052	668,894	618,207
Freddie Mac, UMBS, 5%, 3/01/2053 - 8/01/2053	108,424	104,864
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 5/01/2053	348,530	346,693
Ginnie Mae, 5.5%, 7/15/2033 - 2/20/2053	2,359,029	2,356,287
Ginnie Mae, 5.668%, 8/20/2034	178,190	179,045
Ginnie Mae, 4%, 5/16/2039 - 7/20/2041	559,969	533,211
Ginnie Mae, 4.5%, 8/15/2039 - 5/20/2054	4,146,376	3,999,146
Ginnie Mae, 5.903%, 10/20/2039	104,710	104,186
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	217,823	32,813
Ginnie Mae, 5.553%, 9/20/2041	1,282,096	1,259,477
Ginnie Mae, 3.5%, 10/20/2041 - 1/20/2043 (i)	713,835	103,037
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	1,875,313	1,722,654
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	4,222,437	3,548,154
Ginnie Mae, 2.25%, 9/20/2043	54,557	52,858
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	4,030,460	3,540,310
Ginnie Mae, 2.5%, 2/20/2051 (i)	410,283	50,797
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	4,018,030	3,253,668
Ginnie Mae, 5%, 1/20/2053 - 4/20/2053	1,348,678	1,314,240
Ginnie Mae, 7%, 12/20/2053	123,206	125,526
Ginnie Mae, 6%, 2/20/2054 - 11/20/2055	2,072,289	2,098,568
Ginnie Mae, 6.483%, 3/20/2064	1,348,878	1,354,595
Ginnie Mae, TBA, 2%, 7/15/2054 - 8/15/2054	2,200,000	1,781,098
Ginnie Mae, TBA, 3%, 7/15/2054	350,000	304,910
Ginnie Mae, TBA, 6%, 7/15/2054	1,450,000	1,456,022
UMBS, TBA, 3.5%, 2/25/2052 - 7/15/2054	350,000	309,785
UMBS, TBA, 5%, 1/25/2054	1,500,000	1,449,609
UMBS, TBA, 6.5%, 3/25/2054	2,000,000	2,035,469
UMBS, TBA, 2%, 7/15/2054 - 8/15/2054	525,000	410,767
UMBS, TBA, 2.5%, 7/15/2054 - 8/15/2054	50,000	40,844
UMBS, TBA, 3%, 7/15/2054 - 8/13/2054	3,125,000	2,659,561
		$159,830,643
4

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	$550,000	$ 502,100
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	335,000	313,307
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	14,028	13,790
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	248,216	231,373
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	225,000	216,858
		$1,277,428
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 4.99%, 9/01/2024	$688	$ 686
Small Business Administration, 5.11%, 4/01/2025	11,251	11,148
Small Business Administration, 2.21%, 2/01/2033	252,417	229,108
Small Business Administration, 2.22%, 3/01/2033	392,500	355,610
Small Business Administration, 3.15%, 7/01/2033	371,916	347,234
Small Business Administration, 3.16%, 8/01/2033	228,744	213,771
Small Business Administration, 3.62%, 9/01/2033	132,898	126,002
		$1,283,559
U.S. Treasury Obligations – 28.3%
U.S. Treasury Bonds, 6%, 2/15/2026	$2,699,000	$ 2,751,715
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	1,945,426
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	343,854
U.S. Treasury Bonds, 4.5%, 8/15/2039	512,500	514,222
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	6,621,210
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	10,498,737
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	14,059,000	10,028,570
U.S. Treasury Notes, 2%, 8/15/2025	438,000	423,508
U.S. Treasury Notes, 3.5%, 9/15/2025	3,258,000	3,199,330
U.S. Treasury Notes, 4.875%, 11/30/2025	4,984,000	4,978,354
U.S. Treasury Notes, 2.625%, 12/31/2025 (f)	2,800,000	2,708,781
U.S. Treasury Notes, 4.25%, 12/31/2025	11,354,000	11,245,339
U.S. Treasury Notes, 3.625%, 3/31/2028	9,593,000	9,323,197
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,261,469
U.S. Treasury Notes, 4.125%, 8/31/2030	5,164,000	5,098,240
U.S. Treasury Notes, 4.625%, 4/30/2031	2,444,000	2,483,333
U.S. Treasury Notes, 1.625%, 5/15/2031	6,239,000	5,236,373
U.S. Treasury Notes, 1.375%, 11/15/2031	2,119,500	1,724,081
		$82,385,739
Total Bonds (Identified Cost, $291,032,987)		$270,925,740
Investment Companies (h) – 8.1%
Money Market Funds – 8.1%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $23,750,679)	23,751,608	$ 23,753,983
Other Assets, Less Liabilities – (1.3)%		(3,922,822)
Net Assets – 100.0%		$290,756,901
5

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,753,983 and $270,925,740, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,429,565, representing 6.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
USA-CPI-U	Consumer Price Index - Urban Consumers
Derivative Contracts at 6/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	605	$66,540,547	September – 2024	$528,977
U.S. Treasury Note 5 yr	Short	USD	156	16,626,188	September – 2024	58,351
						$587,328
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	39	$4,614,187	September – 2024	$(43,490)
U.S. Treasury Note 2 yr	Long	USD	22	4,492,813	September – 2024	(4,544)
U.S. Treasury Ultra Bond 30 yr	Long	USD	33	4,136,344	September – 2024	(106,540)
U.S. Treasury Ultra Note 10 yr	Short	USD	116	13,169,625	September – 2024	(147,279)
						$(301,853)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
3/17/32	USD	3,700,000	centrally cleared	3.9595% / Annually	SOFR - 1 day / Annually	$35,875	$—	$35,875
3/15/33	USD	3,800,000	centrally cleared	4.0435% / Annually	SOFR - 1 day / Annually	42,589	—	42,589
						$78,464	$—	$78,464
Liability Derivatives
Interest Rate Swaps
4/15/26	USD	7,800,000	centrally cleared	USA-CPI-U / At Maturity	2.6365% / At Maturity	$(2,400)	$—	$(2,400)
4/18/26	USD	15,600,000	centrally cleared	USA-CPI-U / At Maturity	2.68% / At Maturity	(18,693)	—	(18,693)
5/24/26	USD	10,200,000	centrally cleared	SOFR - 1 day / Annually	4.7585% / Annually	(19,005)	—	(19,004)
6

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Interest Rate Swaps - continued
3/21/57	USD	1,000,000	centrally cleared	SOFR - 1 day / Annually	3.718% / Annually	$(22,668)	$—	$(22,668)
3/15/58	USD	1,000,000	centrally cleared	SOFR - 1 day / Annually	3.7565% / Annually	(32,269)	—	(32,270)
						$(95,035)	$—	$(95,035)
At June 30, 2024, the fund had liquid securities with an aggregate value of $2,004,958 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
7

MFS Government Securities Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $291,032,987)	$270,925,740
Investments in affiliated issuers, at value (identified cost, $23,750,679)	23,753,983
Cash	4,762
Receivables for
Net daily variation margin on open cleared swap agreements	26,225
Investments sold	4,947,819
TBA sale commitments	15,414,938
Fund shares sold	16,746
Interest	1,775,789
Other assets	908
Total assets	$316,866,910
Liabilities
Payables for
Net daily variation margin on open futures contracts	$174,923
TBA purchase commitments	25,740,488
Fund shares reacquired	124,626
Payable to affiliates
Investment adviser	7,969
Administrative services fee	568
Shareholder servicing costs	7
Distribution and/or service fees	2,985
Payable for independent Trustees' compensation	288
Accrued expenses and other liabilities	58,155
Total liabilities	$26,110,009
Net assets	$290,756,901
Net assets consist of
Paid-in capital	$349,177,860
Total distributable earnings (loss)	(58,420,959)
Net assets	$290,756,901
Shares of beneficial interest outstanding	26,998,459
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$181,925,476	16,855,033	$10.79
Service Class	108,831,425	10,143,426	10.73
See Notes to Financial Statements
8

MFS Government Securities Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Interest	$5,734,546
Dividends from affiliated issuers	656,720
Other	515
Total investment income	$6,391,781
Expenses
Management fee	$805,202
Distribution and/or service fees	134,272
Shareholder servicing costs	497
Administrative services fee	26,030
Independent Trustees' compensation	3,548
Custodian fee	11,945
Shareholder communications	4,686
Audit and tax fees	38,775
Legal fees	874
Miscellaneous	24,185
Total expenses	$1,050,014
Reduction of expenses by investment adviser	(62,765)
Net expenses	$987,249
Net investment income (loss)	$5,404,532
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(844,149)
Affiliated issuers	4,179
Futures contracts	(163,475)
Net realized gain (loss)	$(1,003,445)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(4,914,990)
Affiliated issuers	(3,329)
Futures contracts	(1,863,543)
Swap agreements	(16,571)
Net unrealized gain (loss)	$(6,798,433)
Net realized and unrealized gain (loss)	$(7,801,878)
Change in net assets from operations	$(2,397,346)
See Notes to Financial Statements
9

MFS Government Securities Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$5,404,532	$9,388,577
Net realized gain (loss)	(1,003,445)	(10,395,232)
Net unrealized gain (loss)	(6,798,433)	12,925,907
Change in net assets from operations	$(2,397,346)	$11,919,252
Total distributions to shareholders	$—	$(4,383,441)
Change in net assets from fund share transactions	$(13,896,375)	$(21,689,848)
Total change in net assets	$(16,293,721)	$(14,154,037)
Net assets
At beginning of period	307,050,622	321,204,659
At end of period	$290,756,901	$307,050,622
See Notes to Financial Statements
10

MFS Government Securities Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.87	$10.60	$12.34	$12.86	$12.45	$12.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.33	$0.13	$0.16	$0.27	$0.31
Net realized and unrealized gain (loss)	(0.28)	0.10	(1.63)	(0.40)	0.52	0.48
Total from investment operations	$(0.08)	$0.43	$(1.50)	$(0.24)	$0.79	$0.79
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.24)	$(0.28)	$(0.38)	$(0.38)
Net asset value, end of period (x)	$10.79	$10.87	$10.60	$12.34	$12.86	$12.45
Total return (%) (k)(r)(s)(x)	(0.74)(n)	4.15	(12.26)	(1.89)	6.38	6.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.63(a)	0.61	0.62	0.61	0.61	0.60
Expenses after expense reductions	0.58(a)	0.58	0.58	0.58	0.58	0.58
Net investment income (loss)	3.78(a)	3.10	1.19	1.29	2.11	2.53
Portfolio turnover rate	58(n)	142	200	314	154	47
Net assets at end of period (000 omitted)	$181,925	$196,873	$208,332	$276,951	$290,413	$298,414
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	21(n)	63	N/A	N/A	N/A	N/A

See Notes to Financial Statements
11

MFS Government Securities Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.82	$10.55	$12.27	$12.79	$12.38	$11.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.30	$0.10	$0.13	$0.24	$0.28
Net realized and unrealized gain (loss)	(0.28)	0.10	(1.62)	(0.40)	0.52	0.48
Total from investment operations	$(0.09)	$0.40	$(1.52)	$(0.27)	$0.76	$0.76
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.20)	$(0.25)	$(0.35)	$(0.34)
Net asset value, end of period (x)	$10.73	$10.82	$10.55	$12.27	$12.79	$12.38
Total return (%) (k)(r)(s)(x)	(0.83)(n)	3.86	(12.45)	(2.14)	6.12	6.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88(a)	0.86	0.87	0.86	0.86	0.85
Expenses after expense reductions	0.83(a)	0.83	0.83	0.83	0.83	0.83
Net investment income (loss)	3.54(a)	2.86	0.94	1.04	1.86	2.27
Portfolio turnover rate	58(n)	142	200	314	154	47
Net assets at end of period (000 omitted)	$108,831	$110,177	$112,873	$152,301	$160,196	$164,201
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	21(n)	63	N/A	N/A	N/A	N/A
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending December 31, 2023. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Government Securities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to
13

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$83,669,298	$—	$83,669,298
Municipal Bonds	—	1,277,428	—	1,277,428
U.S. Corporate Bonds	—	892,067	—	892,067
Residential Mortgage-Backed Securities	—	161,925,069	—	161,925,069
Commercial Mortgage-Backed Securities	—	9,533,252	—	9,533,252
Asset-Backed Securities (including CDOs)	—	13,628,626	—	13,628,626
Mutual Funds	23,753,983	—	—	23,753,983
Total	$23,753,983	$270,925,740	$—	$294,679,723
Other Financial Instruments
Futures Contracts – Assets	$587,328	$—	$—	$587,328
Futures Contracts – Liabilities	(301,853)	—	—	(301,853)
Swap Agreements – Assets	—	78,464	—	78,464
Swap Agreements – Liabilities	—	(95,035)	—	(95,035)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2024 as reported in the Statement of Assets and Liabilities:
14

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$587,328	$(301,853)
Interest Rate	Cleared Swap Agreements	78,464	(95,035)
Total		$665,792	$(396,888)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(163,475)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(1,863,543)	$(16,571)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
15

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Stripped Mortgage-Backed Securities — The fund may invest in stripped mortgage-backed securities which are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities result when a mortgaged-backed security is stripped into two distinct classes, one which receives the principal cash flows only (POs) and one which receives the interest cash flows only (IOs) on a pool of mortgage assets. A faster than anticipated rate of prepayments on the underlying pool of mortgage assets, which is more likely to occur in a declining interest rate environment, increases the risk of loss on the IO.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
16

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
17

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$4,383,441
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$317,158,823
Gross appreciation	567,711
Gross depreciation	(23,046,811)
Net unrealized appreciation (depreciation)	$(22,479,100)
As of 12/31/23
Undistributed ordinary income	10,092,163
Capital loss carryforwards	(48,546,502)
Net unrealized appreciation (depreciation)	(17,569,274)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(18,126,282)
Long-Term	(30,420,220)
Total	$(48,546,502)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$3,047,721
Service Class	—	1,335,720
Total	$—	$4,383,441
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $19,060, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund's total annual operating expenses excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.58% of average daily net assets for the Initial Class shares and 0.83% of average daily net assets for the Service Class shares. This written
18

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
agreement will terminate on July 31, 2024. For the six months ended June 30, 2024, this reduction amounted to $43,705, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2024, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses),and investment-related expenses, such that total annual operating expenses do not exceed 0.56% of average daily net assets for the Initial Class shares and 0.81% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $273, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $224.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0178% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$155,573,795	$154,449,201
Non-U.S. Government securities	6,707,219	4,212,327
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	378,726	$4,070,083	537,335	$5,740,992
Service Class	733,707	7,845,729	926,851	9,813,647
	1,112,433	$11,915,812	1,464,186	$15,554,639
19

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	293,332	$3,047,721
Service Class	—	—	129,055	1,335,720
	—	$—	422,387	$4,383,441
Shares reacquired
Initial Class	(1,639,233)	$(17,562,341)	(2,366,668)	$(24,938,891)
Service Class	(776,157)	(8,249,846)	(1,571,958)	(16,689,037)
	(2,415,390)	$(25,812,187)	(3,938,626)	$(41,627,928)
Net change
Initial Class	(1,260,507)	$(13,492,258)	(1,536,001)	$(16,150,178)
Service Class	(42,450)	(404,117)	(516,052)	(5,539,670)
	(1,302,957)	$(13,896,375)	(2,052,053)	$(21,689,848)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 30% and 9%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $713 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$27,003,199	$104,768,601	$108,018,667	$4,179	$(3,329)	$23,753,983
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$656,720	$—
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Government Securities Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
21

MFS High Yield Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS High Yield Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.0%
Aerospace & Defense – 4.2%
Boeing Co., 6.298%, 5/01/2029 (n)	$771,000	$ 781,840
Bombardier, Inc., 7.5%, 2/01/2029 (n)	512,000	530,552
Bombardier, Inc., 8.75%, 11/15/2030 (n)	264,000	285,327
Bombardier, Inc., 7.25%, 7/01/2031 (n)	358,000	367,566
Bombardier, Inc., 7%, 6/01/2032 (n)	508,000	515,057
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	670,000	663,300
Moog, Inc., 4.25%, 12/15/2027 (n)	1,054,000	997,941
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	1,142,000	1,259,758
TransDigm, Inc., 5.5%, 11/15/2027	934,000	917,131
TransDigm, Inc., 6.75%, 8/15/2028 (n)	790,000	799,657
TransDigm, Inc., 4.625%, 1/15/2029	569,000	530,899
TransDigm, Inc., 6.375%, 3/01/2029 (n)	437,000	439,204
TransDigm, Inc., 6.875%, 12/15/2030 (n)	1,524,000	1,555,775
Triumph Group, Inc., 9%, 3/15/2028 (n)	363,000	380,511
		$10,024,518
Airlines – 1.1%
Air Canada, 3.875%, 8/15/2026 (n)	$1,191,000	$ 1,132,870
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	1,097,250	1,067,480
Hawaiian Brand Intellectual Property Ltd., 5.75%, 1/20/2026 (n)	362,000	344,429
		$2,544,779
Apparel Manufacturers – 0.2%
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)	$544,000	$ 455,398
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.627% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK), 4/26/2050 (a)(n)(p)	$1,406,626	$ 141
Automotive – 1.5%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	$433,000	$ 379,625
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	763,000	767,304
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	395,000	399,761
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	808,000	687,000
Garrett Motion Holdings, Inc./Garrett LX I S.à r.l., 7.75%, 5/31/2032 (n)	722,000	731,691
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	627,000	535,184
		$3,500,565
Broadcasting – 0.7%
AMC Networks, Inc., 10.25%, 1/15/2029 (n)	$293,000	$ 288,664
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	800,000	818,161
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	730,000	674,241
		$1,781,066
Brokerage & Asset Managers – 1.4%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$880,000	$ 912,364
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	755,000	821,129
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	353,000	340,273
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	442,000	413,555
LPL Holdings, Inc., 4%, 3/15/2029 (n)	292,000	272,192
HYSFS-SEM
1

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	$496,000	$ 454,905
		$3,214,418
Building – 4.3%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$742,000	$ 663,709
BCPE Ulysses Intermediate, Inc., 7.75%, (7.75% Cash or 8.5% PIK) 4/01/2027 (n)(p)	144,000	140,364
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	512,000	421,081
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	862,000	764,978
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	1,122,000	1,038,340
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	364,000	321,731
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	220,000	221,565
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	889,000	820,451
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	922,000	870,480
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	309,000	314,146
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	933,000	942,162
SRM Concrete, 8.875%, 11/15/2031 (n)	1,106,000	1,173,384
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	506,000	481,455
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	1,081,000	976,702
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	975,000	940,769
		$10,091,317
Business Services – 0.6%
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	$711,000	$ 689,451
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	667,000	645,405
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	214,000	203,207
		$1,538,063
Cable TV – 6.0%
Cable One, Inc., 4%, 11/15/2030 (n)	$1,329,000	$ 991,899
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	751,000	721,070
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	2,205,000	1,909,809
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	1,514,000	1,281,717
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	686,000	520,714
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	1,200,000	911,724
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	845,000	318,943
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	400,000	258,538
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	325,000	318,083
DISH DBS Corp., 7.75%, 7/01/2026	505,000	313,487
DISH DBS Corp., 5.25%, 12/01/2026 (n)	629,000	496,150
DISH DBS Corp., 5.125%, 6/01/2029	609,000	241,170
DISH Network Corp., 11.75%, 11/15/2027 (n)	327,000	320,623
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	1,082,000	1,013,331
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	913,000	857,670
Videotron Ltd., 5.125%, 4/15/2027 (n)	510,000	502,138
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	905,000	746,214
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	1,061,000	944,084
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	1,945,000	1,652,598
		$14,319,962
Chemicals – 2.5%
Chemours Co., 4.625%, 11/15/2029 (n)	$1,043,000	$ 898,024
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	573,000	487,177
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	1,128,000	1,036,643
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	847,000	801,643
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	958,000	899,618
SNF Group SACA, 3.375%, 3/15/2030 (n)	1,301,000	1,121,999
2

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	$630,000	$ 657,523
		$5,902,627
Computer Software – 0.5%
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	$630,000	$ 585,163
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	514,000	493,324
		$1,078,487
Computer Software - Systems – 1.1%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$428,000	$ 394,302
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)	227,000	220,662
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	1,529,000	1,505,615
Virtusa Corp., 7.125%, 12/15/2028 (n)	472,000	434,349
		$2,554,928
Conglomerates – 2.9%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$580,000	$ 541,358
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	1,452,000	1,340,093
Chart Industries, Inc., 9.5%, 1/01/2031 (n)	705,000	763,841
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	1,361,000	1,371,619
Gates Corp., 6.875%, 7/01/2029 (n)	290,000	295,058
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	841,000	782,465
TriMas Corp., 4.125%, 4/15/2029 (n)	1,611,000	1,475,520
Velocity Vehicle Group LLC, 8%, 6/01/2029 (n)	217,000	223,195
		$6,793,149
Construction – 1.3%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)	$868,000	$ 866,189
Empire Communities Corp., 9.75%, 5/01/2029 (n)	587,000	597,272
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	435,000	422,647
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	522,000	482,521
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	875,000	810,303
		$3,178,932
Consumer Products – 1.8%
Amer Sports Co., 6.75%, 2/16/2031 (n)	$1,012,000	$ 1,009,307
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	478,000	432,422
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	1,217,000	1,235,009
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	1,072,000	1,039,810
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	531,000	462,162
		$4,178,710
Consumer Services – 3.7%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$1,383,000	$ 1,374,557
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	465,000	407,054
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	798,000	661,978
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)	291,000	288,855
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	1,269,000	1,145,980
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	1,037,000	1,041,798
Match Group Holdings II LLC, 5%, 12/15/2027 (n)	692,000	663,377
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)	696,000	651,262
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	526,000	323,745
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	675,000	402,955
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	1,150,000	1,023,613
3

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		$763,000	$ 745,903
			$8,731,077
Containers – 2.1%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$312,000	$ 77,251
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		900,000	790,739
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		1,374,000	1,231,733
Crown Americas LLC, 5.25%, 4/01/2030		442,000	427,574
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		774,000	745,786
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		485,000	476,653
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	478,000	517,366
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$634,000	629,271
			$4,896,373
Electronics – 1.4%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$332,000	$ 328,701
Entegris, Inc., 4.375%, 4/15/2028 (n)		602,000	567,861
Entegris, Inc., 3.625%, 5/01/2029 (n)		574,000	515,109
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,090,000	1,098,954
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		580,000	567,990
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		196,000	180,007
			$3,258,622
Emerging Market Quasi-Sovereign – 0.1%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	187,000	$ 175,994
Energy - Independent – 3.9%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$643,000	$ 673,754
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		221,000	236,960
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		540,000	578,313
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		1,340,000	1,298,620
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		807,000	800,467
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)		648,000	675,664
Matador Resources Co., 6.875%, 4/15/2028 (n)		798,000	809,999
Matador Resources Co., 6.5%, 4/15/2032 (n)		294,000	294,022
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		155,000	156,262
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		1,078,000	1,061,494
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		469,000	481,788
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		944,000	976,069
SM Energy Co., 6.5%, 7/15/2028		537,000	532,382
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		588,000	597,755
			$9,173,549
Energy - Integrated – 0.3%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$754,000	$ 777,157
Entertainment – 3.5%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$737,000	$ 744,285
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		1,244,000	1,228,976
Carnival Corp. PLC, 4%, 8/01/2028 (n)		424,000	398,186
Carnival Corp. PLC, 6%, 5/01/2029 (n)		527,000	520,581
Carnival Corp. PLC, 5.75%, 1/15/2030 (n)	EUR	344,000	380,104
Merlin Entertainments, 7.375%, 2/15/2031 (n)		$629,000	640,862
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		829,000	819,569
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		661,000	650,835
4

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		$528,000	$ 521,265
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		504,000	476,216
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		933,000	948,148
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		297,000	293,927
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		782,000	764,450
			$8,387,404
Financial Institutions – 5.0%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$874,696	$ 793,787
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		865,000	914,227
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		719,000	749,249
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		732,000	726,810
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		185,000	184,881
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		837,000	811,510
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		502,000	525,157
FTAI Aviation Ltd., 7%, 6/15/2032 (n)		289,000	293,088
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		1,758,621	1,692,967
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		655,000	675,190
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)		945,000	996,003
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		138,000	140,334
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)		162,000	171,266
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		1,245,000	1,231,727
OneMain Finance Corp., 7.125%, 3/15/2026		979,000	994,814
OneMain Finance Corp., 5.375%, 11/15/2029		516,000	483,933
OneMain Finance Corp., 7.5%, 5/15/2031		503,000	508,973
			$11,893,916
Food & Beverages – 3.2%
B&G Foods, Inc., 8%, 9/15/2028 (n)		$849,000	$ 862,775
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		370,000	381,065
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		591,000	610,673
Performance Food Group Co., 5.5%, 10/15/2027 (n)		980,000	958,537
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		724,000	712,775
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		1,119,000	1,028,269
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		1,261,000	1,161,715
TreeHouse Foods, Inc., 4%, 9/01/2028		577,000	518,201
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		1,221,000	1,158,094
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)		268,000	241,940
			$7,634,044
Gaming & Lodging – 4.3%
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		$812,000	$ 829,605
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		623,000	635,667
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		760,000	752,289
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		1,380,000	1,340,442
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	302,000	328,094
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$200,000	201,266
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		1,510,000	1,449,260
Las Vegas Sands Corp., 6.2%, 8/15/2034		338,000	338,661
Studio City Finance Ltd., 5%, 1/15/2029 (n)		439,000	386,434
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		1,316,000	1,226,833
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		849,000	809,004
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		607,000	569,242
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		933,000	887,343
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		361,000	374,329
			$10,128,469
5

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 1.7%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$400,000	$ 394,851
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	540,000	544,117
APi Escrow Corp., 4.75%, 10/15/2029 (n)	1,267,000	1,182,153
Artera Services LLC, 8.5%, 2/15/2031 (n)	589,000	606,374
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)	1,119,000	1,058,102
Williams Scotsman, Inc., 6.625%, 6/15/2029 (n)	354,000	356,801
		$4,142,398
Insurance - Property & Casualty – 3.8%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$442,000	$ 444,138
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	140,000	129,169
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	610,000	601,679
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	874,000	817,842
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	582,000	587,950
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	729,000	678,163
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)	992,000	980,656
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	661,000	618,302
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	799,000	808,283
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	504,000	505,160
Hub International Ltd., 5.625%, 12/01/2029 (n)	362,000	342,344
Hub International Ltd., 7.25%, 6/15/2030 (n)	1,078,000	1,105,091
Hub International Ltd., 7.375%, 1/31/2032 (n)	499,000	506,027
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	916,000	926,474
		$9,051,278
Machinery & Tools – 1.0%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$1,418,000	$ 1,480,897
Terex Corp., 5%, 5/15/2029 (n)	861,000	816,998
		$2,297,895
Major Banks – 0.5%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$1,180,000	$ 1,222,907
Medical & Health Technology & Services – 6.1%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$920,000	$ 832,634
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	1,379,000	1,312,255
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	625,000	639,844
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	1,313,000	1,198,111
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	546,000	541,408
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	568,000	397,464
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	1,448,000	1,193,865
Concentra, Inc., 6.875%, 7/15/2032 (n)(w)	504,000	510,633
Encompass Health Corp., 5.75%, 9/15/2025	329,000	328,006
Encompass Health Corp., 4.75%, 2/01/2030	853,000	798,149
Encompass Health Corp., 4.625%, 4/01/2031	216,000	198,228
IQVIA, Inc., 5%, 5/15/2027 (n)	1,310,000	1,278,172
IQVIA, Inc., 6.5%, 5/15/2030 (n)	600,000	609,023
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	366,000	390,311
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	440,000	484,778
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	580,000	592,999
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	658,000	664,669
Tenet Healthcare Corp., 6.125%, 10/01/2028	593,000	590,035
Tenet Healthcare Corp., 4.375%, 1/15/2030	538,000	498,703
Tenet Healthcare Corp., 6.125%, 6/15/2030	911,000	904,848
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	583,000	574,132
		$14,538,267
6

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 1.2%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$794,000	$ 857,196
Medline Borrower LP, 3.875%, 4/01/2029 (n)		363,000	334,290
Medline Borrower LP, 5.25%, 10/01/2029 (n)		1,053,000	1,004,906
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		577,000	583,531
			$2,779,923
Metals & Mining – 2.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$815,000	$ 733,873
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		2,177,000	1,945,647
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		1,017,000	644,666
Novelis Corp., 3.25%, 11/15/2026 (n)		640,000	602,243
Novelis Corp., 4.75%, 1/30/2030 (n)		851,000	789,477
Novelis Corp., 3.875%, 8/15/2031 (n)		438,000	379,213
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		530,294	365,903
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		587,000	600,512
			$6,061,534
Midstream – 5.5%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		$812,000	$ 750,163
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		1,123,000	1,022,855
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,222,000	1,203,357
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)		294,000	296,971
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		1,037,000	1,021,871
NuStar Logistics LP, 6.375%, 10/01/2030		876,000	890,771
Prairie Acquiror LP, 9%, 8/01/2029 (n)		362,000	373,092
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		360,000	344,116
Sunoco LP, 7.25%, 5/01/2032 (n)		866,000	895,755
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,182,000	1,130,865
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		438,000	440,141
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		819,000	745,896
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		337,000	342,020
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		750,000	673,024
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		971,000	1,000,341
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		824,000	902,359
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		1,063,000	1,102,577
			$13,136,174
Network & Telecom – 0.7%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		$1,227,000	$ 1,216,729
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	334,000	363,027
			$1,579,756
Oil Services – 0.7%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		$466,000	$ 472,798
Nabors Industries Ltd., 9.125%, 1/31/2030 (n)		309,000	320,104
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		850,000	856,467
			$1,649,369
Oils – 0.3%
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		$710,000	$ 692,246
Pharmaceuticals – 1.0%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$585,000	$ 562,522
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		340,000	254,442
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		304,000	141,360
7

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$589,000	$ 547,002
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		851,000	764,413
			$2,269,739
Pollution Control – 0.7%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$885,000	$ 822,527
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		166,000	169,351
Stericycle, Inc., 3.875%, 1/15/2029 (n)		751,000	701,244
			$1,693,122
Precious Metals & Minerals – 0.8%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$886,000	$ 851,156
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		1,030,000	973,009
			$1,824,165
Printing & Publishing – 0.2%
Cimpress PLC, 7%, 6/15/2026		$585,000	$ 584,532
Real Estate - Other – 1.1%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$651,000	$ 610,453
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,206,000	1,247,096
XHR LP, REIT, 4.875%, 6/01/2029 (n)		900,000	843,479
			$2,701,028
Restaurants – 0.7%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$361,000	$ 362,309
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		508,000	447,192
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		868,000	762,240
			$1,571,741
Retailers – 2.2%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$688,000	$ 635,897
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		571,000	512,917
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		647,000	627,908
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	450,000	393,952
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		$630,000	622,402
Parkland Corp., 4.625%, 5/01/2030 (n)		1,179,000	1,075,300
Penske Automotive Group Co., 3.75%, 6/15/2029		953,000	860,087
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		537,000	446,471
			$5,174,934
Specialty Stores – 0.7%
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		$478,000	$ 382,398
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		530,000	340,096
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		1,025,000	998,215
			$1,720,709
Supermarkets – 0.6%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$964,000	$ 988,000
Ocado Group PLC, 3.875%, 10/08/2026	GBP	500,000	535,662
			$1,523,662
8

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.1%
Altice France S.A., 5.5%, 1/15/2028 (n)		$681,000	$ 466,408
Altice France S.A., 5.125%, 7/15/2029 (n)		270,000	177,552
SBA Communications Corp., 3.875%, 2/15/2027		690,000	657,590
SBA Communications Corp., 3.125%, 2/01/2029		1,400,000	1,248,166
			$2,549,716
Transportation - Services – 0.4%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	863,000	$ 909,211
Utilities - Electric Power – 3.6%
Calpine Corp., 4.5%, 2/15/2028 (n)		$1,073,000	$ 1,019,444
Calpine Corp., 5.125%, 3/15/2028 (n)		783,000	753,049
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		647,000	618,224
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,677,000	1,463,258
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		232,000	197,249
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		27,000	26,957
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		146,000	144,358
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		900,000	851,698
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		507,000	519,913
PG&E Corp., 5.25%, 7/01/2030		581,000	554,870
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		750,000	740,537
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		1,230,000	1,174,864
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		478,000	435,698
			$8,500,119
Utilities - Gas – 0.2%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	366,000	$ 341,621
EP Infrastructure A.S., 1.816%, 3/02/2031		108,000	92,782
			$434,403
Total Bonds (Identified Cost, $231,860,128)			$224,822,493
Exchange-Traded Funds – 1.5%
Special Products & Services – 1.5%
Invesco Senior Loan Fund ETF (Identified Cost, $3,589,254)		169,622	$ 3,568,847
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		7,661	$ 260,474
Oil Services – 0.2%
LTRI Holdings LP (a)(u)		1,115	$ 403,128
Total Common Stocks (Identified Cost, $1,087,267)			$663,602
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	11,113	$ 3,512

9

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $5,510,321)	5,510,389	$ 5,510,940
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500 (Premiums Paid, $178,975)	Put	Exchange Traded	$ 5,119,228	25	$17,000
Other Assets, Less Liabilities – 0.9%					2,203,008
Net Assets – 100.0%					$236,789,402
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,510,940 and $229,075,454, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $203,053,697, representing 85.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 6/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	374,039	USD	399,387	HSBC Bank	7/19/2024	$1,509
EUR	260,452	USD	278,510	JPMorgan Chase Bank N.A.	7/19/2024	644
EUR	111,028	USD	118,564	NatWest Markets PLC	7/19/2024	436
USD	156,489	EUR	146,000	HSBC Bank	7/19/2024	6
USD	965,240	EUR	884,449	State Street Bank Corp.	7/19/2024	17,286
USD	205,533	EUR	189,482	UBS AG	7/19/2024	2,445
						$22,326
10

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
EUR	235,260	USD	256,748	HSBC Bank	7/19/2024	$(4,596)
EUR	241,087	USD	260,590	Morgan Stanley Capital Services, Inc.	7/19/2024	(2,193)
EUR	689,490	USD	742,098	UBS AG	7/19/2024	(3,101)
USD	3,814,114	EUR	3,568,902	Morgan Stanley Capital Services, Inc.	7/19/2024	(11,043)
USD	367,682	EUR	344,000	NatWest Markets PLC	7/19/2024	(1,018)
USD	325,397	EUR	304,125	UBS AG	7/19/2024	(565)
USD	473,024	GBP	379,718	BNP Paribas S.A.	7/19/2024	(7,025)
						$(29,541)
See Notes to Financial Statements
11

MFS High Yield Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $236,715,624)	$229,075,454
Investments in affiliated issuers, at value (identified cost, $5,510,321)	5,510,940
Receivables for
Forward foreign currency exchange contracts	22,326
Investments sold	28,136
Fund shares sold	50,038
Interest	3,958,659
Other assets	723
Total assets	$238,646,276
Liabilities
Payables for
Forward foreign currency exchange contracts	$29,541
Investments purchased	879,808
When-issued investments purchased	508,950
Fund shares reacquired	345,295
Payable to affiliates
Investment adviser	3,429
Administrative services fee	482
Shareholder servicing costs	11
Distribution and/or service fees	716
Payable for independent Trustees' compensation	165
Accrued expenses and other liabilities	88,477
Total liabilities	$1,856,874
Net assets	$236,789,402
Net assets consist of
Paid-in capital	$290,126,071
Total distributable earnings (loss)	(53,336,669)
Net assets	$236,789,402
Shares of beneficial interest outstanding	46,278,583
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$210,588,168	41,090,417	$5.12
Service Class	26,201,234	5,188,166	5.05
See Notes to Financial Statements
12

MFS High Yield Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Interest	$7,801,553
Dividends from affiliated issuers	136,900
Dividends	105,273
Total investment income	$8,043,726
Expenses
Management fee	$836,581
Distribution and/or service fees	33,047
Shareholder servicing costs	893
Administrative services fee	22,197
Independent Trustees' compensation	3,054
Custodian fee	9,124
Shareholder communications	9,782
Audit and tax fees	48,704
Legal fees	694
Miscellaneous	18,175
Total expenses	$982,251
Reduction of expenses by investment adviser	(87,853)
Net expenses	$894,398
Net investment income (loss)	$7,149,328
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(3,635,282)
Affiliated issuers	399
Forward foreign currency exchange contracts	65,622
Foreign currency	(7,088)
Net realized gain (loss)	$(3,576,349)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,099,784
Affiliated issuers	(373)
Forward foreign currency exchange contracts	60,580
Translation of assets and liabilities in foreign currencies	(1,422)
Net unrealized gain (loss)	$2,158,569
Net realized and unrealized gain (loss)	$(1,417,780)
Change in net assets from operations	$5,731,548
See Notes to Financial Statements
13

MFS High Yield Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$7,149,328	$13,827,738
Net realized gain (loss)	(3,576,349)	(12,750,010)
Net unrealized gain (loss)	2,158,569	27,867,357
Change in net assets from operations	$5,731,548	$28,945,085
Total distributions to shareholders	$—	$(14,087,664)
Change in net assets from fund share transactions	$(14,804,567)	$(22,030,742)
Total change in net assets	$(9,073,019)	$(7,173,321)
Net assets
At beginning of period	245,862,421	253,035,742
At end of period	$236,789,402	$245,862,421
See Notes to Financial Statements
14

MFS High Yield Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$5.00	$4.72	$5.59	$5.68	$5.72	$5.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.27	$0.23	$0.23	$0.25	$0.27
Net realized and unrealized gain (loss)	(0.03)	0.30	(0.81)	(0.03)	0.03(g)	0.50
Total from investment operations	$0.12	$0.57	$(0.58)	$0.20	$0.28	$0.77
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.29)	$(0.29)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$5.12	$5.00	$4.72	$5.59	$5.68	$5.72
Total return (%) (k)(r)(s)(x)	2.40(n)	12.41	(10.51)	3.49	5.09	14.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.78	0.79	0.78	0.78	0.77
Expenses after expense reductions	0.72(a)	0.72	0.72	0.72	0.72	0.72
Net investment income (loss)	6.01(a)	5.62	4.68	4.13	4.50	4.78
Portfolio turnover rate	28(n)	43	29	63	54	59
Net assets at end of period (000 omitted)	$210,588	$218,731	$224,472	$298,460	$310,121	$324,544
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$4.94	$4.65	$5.51	$5.61	$5.65	$5.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.22	$0.22	$0.23	$0.25
Net realized and unrealized gain (loss)	(0.03)	0.30	(0.81)	(0.05)	0.03(g)	0.49
Total from investment operations	$0.11	$0.56	$(0.59)	$0.17	$0.26	$0.74
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.27)	$(0.27)	$(0.30)	$(0.31)
Net asset value, end of period (x)	$5.05	$4.94	$4.65	$5.51	$5.61	$5.65
Total return (%) (k)(r)(s)(x)	2.23(n)	12.48	(10.78)	3.08	4.85	14.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.03	1.04	1.03	1.03	1.02
Expenses after expense reductions	0.97(a)	0.97	0.97	0.97	0.97	0.97
Net investment income (loss)	5.76(a)	5.37	4.43	3.88	4.25	4.54
Portfolio turnover rate	28(n)	43	29	63	54	59
Net assets at end of period (000 omitted)	$26,201	$27,131	$28,563	$38,430	$41,171	$43,696

See Notes to Financial Statements
15

MFS High Yield Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
16

MFS High Yield Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS High Yield Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
17

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,568,847	$17,000	$403,128	$3,988,975
Luxembourg	—	260,474	—	260,474
United Kingdom	—	3,512	—	3,512
Non - U.S. Sovereign Debt	—	175,994	—	175,994
U.S. Corporate Bonds	—	182,692,888	—	182,692,888
Commercial Mortgage-Backed Securities	—	141	—	141
Foreign Bonds	—	41,953,470	—	41,953,470
Mutual Funds	5,510,940	—	—	5,510,940
Total	$9,079,787	$225,103,479	$403,128	$234,586,394
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$22,326	$—	$22,326
Forward Foreign Currency Exchange Contracts – Liabilities	—	(29,541)	—	(29,541)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/23	$397,130
Change in unrealized appreciation or depreciation	5,998
Balance as of 6/30/24	$403,128
At June 30, 2024, the fund held one level 3 security.
18

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.  Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$17,000	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	22,326	(29,541)
Total		$39,326	$(29,541)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$65,622
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Foreign Exchange	$60,580	$—
Equity	—	(56,500)
Total	$60,580	$(56,500)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
19

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
20

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$14,087,664
The federal tax cost and the tax basis components of distributable earnings were as follows:
21

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/24
Cost of investments	$243,566,954
Gross appreciation	3,095,915
Gross depreciation	(12,076,475)
Net unrealized appreciation (depreciation)	$(8,980,560)
As of 12/31/23
Undistributed ordinary income	14,514,123
Capital loss carryforwards	(62,270,375)
Other temporary differences	891
Net unrealized appreciation (depreciation)	(11,312,856)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(3,068,480)
Long-Term	(59,201,895)
Total	$(62,270,375)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$12,570,924
Service Class	—	1,516,740
Total	$—	$14,087,664
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $15,561, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.69% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $72,292, which is included in the reduction of total expenses in the Statement of Operations.
22

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $439, which equated to 0.0004% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $454.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0186% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$784,714
Non-U.S. Government securities	65,503,865	69,249,982
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	848,254	$4,271,187	1,475,929	$7,137,260
Service Class	162,400	806,481	206,874	988,411
	1,010,654	$5,077,668	1,682,803	$8,125,671
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,680,368	$12,570,924
Service Class	—	—	327,590	1,516,740
	—	$—	3,007,958	$14,087,664
23

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(3,485,682)	$(17,540,354)	(8,024,383)	$(38,649,120)
Service Class	(471,756)	(2,341,881)	(1,173,620)	(5,594,957)
	(3,957,438)	$(19,882,235)	(9,198,003)	$(44,244,077)
Net change
Initial Class	(2,637,428)	$(13,269,167)	(3,868,086)	$(18,940,936)
Service Class	(309,356)	(1,535,400)	(639,156)	(3,089,806)
	(2,946,784)	$(14,804,567)	(4,507,242)	$(22,030,742)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 20%, 6%, and 6%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $568 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,400,101	$28,505,089	$29,394,276	$399	$(373)	$5,510,940
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$136,900	$—
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS High Yield Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS High Yield Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS Income Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Income Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.3%
Aerospace & Defense – 1.3%
Boeing Co., 6.528%, 5/01/2034 (n)	$17,000	$ 17,406
Boeing Co., 5.705%, 5/01/2040	34,000	31,347
Boeing Co., 5.805%, 5/01/2050	121,000	109,045
Bombardier, Inc., 7.5%, 2/01/2029 (n)	100,000	103,623
TransDigm, Inc., 4.625%, 1/15/2029	175,000	163,282
		$424,703
Asset-Backed & Securitized – 17.5%
American Credit Acceptance Receivables Trust, 2024-2 “B”, 6.1%, 12/13/2027 (n)	$27,000	$ 27,028
American Credit Acceptance Receivables Trust, 2024-2, “C”, 6.24%, 4/12/2030 (n)	64,000	64,185
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.393% ((SOFR - 1mo. + 0.11448%) + 2.95%), 12/15/2035 (n)	100,000	97,543
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.643% ((SOFR - 1mo. + 0.11448%) + 2.2%), 8/15/2034 (n)	100,000	98,679
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 8.343% ((SOFR - 1mo. + 0.11448%) + 2.9%), 11/15/2036 (n)	256,500	248,005
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	100,000	100,374
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.058% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	35,908	57,906
Black Diamond CLO Ltd., 2019-2A, “BR”, FLR, 8.086% (SOFR - 3mo. + 2.75%), 7/23/2032 (n)	250,000	250,192
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 7.17% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)	100,000	99,250
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 7.719% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)	100,000	99,250
CLNC 2019-FL1 Ltd., “C”, FLR, 7.853% (SOFR - 1mo. + 2.51448%), 8/20/2035 (n)	265,000	261,532
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	139,089	138,599
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	95,503	95,530
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	17,687	17,500
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “B”, 6.999%, 8/15/2056	93,513	98,200
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	340,596
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	95,000	94,989
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	933,316	9
Cutwater 2015-1A Ltd., “BR”, FLR, 7.39% ((SOFR - 3mo. + 0.26161%) + 1.8%), 1/15/2029 (n)	131,360	131,239
DLLST LLC, 2024-1A, “A2”, 5.33%, 1/20/2026 (n)	34,647	34,560
Drive Auto Receivables Trust, 2024-1, “A2”, 5.83%, 12/15/2026	79,078	79,089
ELM Trust, 2024-ELM, “D10”, 6.625%, 6/10/2039 (n)	100,000	100,057
KREF 2021-FL2 Ltd., “D”, FLR, 7.643% ((SOFR - 1mo. + 0.11448%) + 2.2%), 2/15/2039 (n)	163,000	146,354
LCCM 2021-FL2 Trust, “C”, FLR, 7.593% ((SOFR - 1mo. + 0.11448%) + 2.15%), 12/13/2038 (n)	100,000	94,605
MF1 2020-FL4 Ltd., “B”, FLR, 8.193% ((SOFR - 1mo. + 0.11448%) + 2.75%), 11/15/2035 (n)	250,000	249,401
MF1 2024-FL14 LLC, “C”, FLR, 8.627% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	100,000	100,122
MF1 2024-FL15 LLC, “B”, FLR, 7.791% (SOFR - 1mo. + 2.491%), 8/18/2041 (n)(w)	100,000	99,750
MF1 2024-FL15 LLC, “C”, FLR, 8.24% (SOFR - 1mo. + 2.94%), 8/18/2041 (n)(w)	100,000	99,750
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	118,245	118,510
MSWF Commercial Mortgage Trust 2023-2, “A5”, 6.014%, 12/15/2056	73,785	77,553
MSWF Commercial Mortgage Trust 2023-2, “AS”, 6.491%, 12/15/2056	50,728	53,525
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.44% ((SOFR - 3mo. + 0.26161%) + 1.85%), 10/15/2029 (n)	250,000	250,278
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	216,965	216,900
Northwoods Capital Ltd., 2018-14BA, “BR”, FLR, 7.174% (SOFR - 3mo. + 1.85%), 11/13/2031 (n)	250,000	249,979
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.936% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	263,644	261,612
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	93,213	93,381
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 7.637% ((SOFR - 3mo. + 0.26161%) + 2.05%), 2/20/2030 (n)	250,000	250,412
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.409% ((SOFR - 1mo. + 0.11448%) + 2.95%), 11/25/2036 (n)	120,000	117,203
STORE Master Funding LLC, 2024-1A, “A3”, 5.93%, 5/20/2054 (n)	99,917	100,074
STORE Master Funding LLC, 2024-1A, “A4”, 5.94%, 5/20/2054 (n)	99,917	100,293
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	145,201
Verus Securitization Trust 2024-2, “A1”, 6.095%, 2/25/2069 (n)	96,057	95,961
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)	93,080	92,478
SISFS-SEM
1

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	$53,000	$ 52,741
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.89% ((SOFR - 3mo. + 0.26161%) + 3.3%), 10/15/2030 (n)	250,000	250,957
		$5,851,352
Automotive – 0.5%
Hyundai Capital America, 5.35%, 3/19/2029 (n)	$37,000	$ 36,942
LKQ Corp., 6.25%, 6/15/2033	123,000	126,243
		$163,185
Broadcasting – 0.4%
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	$157,000	$ 122,241
Brokerage & Asset Managers – 1.1%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$155,000	$ 161,407
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	86,000	82,621
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	141,000	129,318
		$373,346
Building – 0.7%
Patrick Industries, Inc., 4.75%, 5/01/2029 (n)	$175,000	$ 161,222
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	100,000	84,253
		$245,475
Business Services – 0.3%
Global Payments, Inc., 2.9%, 5/15/2030	$120,000	$ 104,467
Cable TV – 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$150,000	$ 126,987
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	176,000	110,367
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	45,000	42,273
Time Warner Cable, Inc., 4.5%, 9/15/2042	77,000	56,356
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	164,909
		$500,892
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$130,000	$ 130,733
Conglomerates – 1.2%
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	$35,000	$ 35,273
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.75%, 7/15/2031 (n)(w)	54,000	54,675
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	304,000	298,015
		$387,963
Consumer Services – 0.4%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$100,000	$ 84,703
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	100,000	61,548
		$146,251
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$116,000	$ 114,826
Electronics – 0.3%
Broadcom, Inc., 4.3%, 11/15/2032	$96,000	$ 89,728
2

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 0.7%
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		$41,000	$ 40,272
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		200,000	193,450
			$233,722
Emerging Market Sovereign – 1.5%
Dominican Republic, 4.875%, 9/23/2032 (n)		$150,000	$ 134,195
Federal Republic of Nigeria, 7.375%, 9/28/2033		200,000	163,281
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	100,000	89,561
Republic of Turkey, 6.875%, 3/17/2036		$107,000	101,115
			$488,152
Energy - Independent – 0.9%
EQT Corp., 5%, 1/15/2029		$190,000	$ 186,405
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		102,000	107,894
			$294,299
Energy - Integrated – 0.6%
Eni S.p.A., 5.5%, 5/15/2034 (n)		$200,000	$ 198,160
Financial Institutions – 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$195,000	$ 185,082
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		48,000	44,922
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		194,000	174,286
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		100,000	96,267
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		125,000	128,539
			$629,096
Food & Beverages – 1.1%
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$115,000	$ 105,934
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		199,000	185,105
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		100,000	91,892
			$382,931
Gaming & Lodging – 0.5%
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)		$100,000	$ 100,491
Marriott International, Inc., 2.85%, 4/15/2031		61,000	52,243
			$152,734
Insurance – 0.6%
Corebridge Financial, Inc., 4.35%, 4/05/2042		$20,000	$ 16,444
Corebridge Financial, Inc., 4.4%, 4/05/2052		60,000	47,172
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052		150,000	151,358
			$214,974
Insurance - Health – 0.6%
Humana, Inc., 5.875%, 3/01/2033		$196,000	$ 199,379
Insurance - Property & Casualty – 3.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		$150,000	$ 140,362
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		191,000	190,754
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)		100,000	100,273
Aon Corp., 4.5%, 12/15/2028		115,000	111,732
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		283,000	277,861
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031		15,000	13,027
Hub International Ltd., 7.25%, 6/15/2030 (n)		140,000	143,518
3

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	$100,000	$ 101,143
		$1,078,670
Machinery & Tools – 1.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$ 195,119
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	194,873
		$389,992
Major Banks – 6.0%
Bank of America Corp., 4.271% to 7/23/2028, FLR ((SOFR - 3mo. + 0.26161%) + 1.31%) to 7/23/2029	$61,000	$ 58,775
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	415,000	343,974
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	215,000	188,419
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	200,000	219,947
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	148,000	126,401
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	170,472
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	70,990
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	25,000	25,154
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	59,000	58,703
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	200,000	162,211
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	429,000	372,031
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	215,000	205,739
		$2,002,816
Medical & Health Technology & Services – 1.9%
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	$200,000	$ 202,266
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	228,245
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	87,643
Tower Health, 4.451%, 2/01/2050	270,000	127,912
		$646,066
Metals & Mining – 0.8%
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	$100,000	$ 89,373
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	88,000	74,104
Novelis Corp., 3.875%, 8/15/2031 (n)	100,000	86,578
		$250,055
Midstream – 2.8%
Cheniere Energy Partners LP, 5.75%, 8/15/2034 (n)	$143,000	$ 143,570
Enbridge, Inc., 3.125%, 11/15/2029	150,000	135,436
Enbridge, Inc., 2.5%, 8/01/2033	170,000	134,912
Enbridge, Inc., 5.625%, 4/05/2034	109,000	108,821
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	123,316
Targa Resources Corp., 4.95%, 4/15/2052	82,000	69,879
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031	65,000	62,026
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032	67,000	60,363
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	100,000	101,490
		$939,813
Mortgage-Backed – 4.6%
Fannie Mae, 6.5%, 4/01/2032	$6,634	$ 6,795
Fannie Mae, 3%, 2/25/2033 (i)	25,335	2,008
Fannie Mae, 5.5%, 9/01/2034	2,345	2,354
Fannie Mae, UMBS, 6.5%, 1/01/2054	73,005	74,311
Fannie Mae, UMBS, 6%, 2/01/2054	598,946	601,269
Freddie Mac, 1.209%, 6/25/2030 (i)	110,222	5,934
4

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 5.5%, 11/01/2053	$296,789	$ 292,753
UMBS, TBA, 6.5%, 3/25/2054	225,000	228,990
UMBS, TBA, 2.5%, 7/15/2054 - 8/15/2054	400,000	326,793
		$1,541,207
Municipals – 3.0%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$195,000	$ 174,874
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	213,066
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	255,000	261,099
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	212,040
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	174,000	140,260
		$1,001,339
Other Banks & Diversified Financials – 1.8%
Ally Financial, Inc., 6.7%, 2/14/2033	$183,000	$ 181,933
Discover Financial Services, 6.7%, 11/29/2032	161,000	168,003
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	104,000	95,991
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035	160,000	159,302
		$605,229
Pharmaceuticals – 0.5%
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	$200,000	$ 179,650
Real Estate - Apartment – 0.2%
Mid-America Apartments LP, 2.75%, 3/15/2030	$82,000	$ 72,571
Real Estate - Office – 0.5%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$209,000	$ 162,981
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$ 58,127
Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc., 5%, 9/26/2048	$112,000	$ 96,038
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$274,000	$ 232,887
Telecommunications - Wireless – 0.9%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$200,000	$ 157,964
Rogers Communications, Inc., 4.35%, 5/01/2049	107,000	85,122
Rogers Communications, Inc., 4.55%, 3/15/2052	58,000	47,350
		$290,436
Tobacco – 1.2%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$ 220,464
B.A.T. Capital Corp., 6.343%, 8/02/2030	18,000	18,766
Philip Morris International, Inc., 5.75%, 11/17/2032	146,000	149,056
		$388,286
5

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.5%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	$46,000	$ 40,520
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	132,000	88,318
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	46,000	27,291
		$156,129
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.99%, 9/01/2024	$507	$ 506
Small Business Administration, 4.86%, 1/01/2025	1,271	1,265
Small Business Administration, 4.625%, 2/01/2025	2,152	2,136
Small Business Administration, 5.11%, 8/01/2025	1,970	1,954
		$5,861
U.S. Treasury Obligations – 31.9%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$1,000,000	$ 630,977
U.S. Treasury Bonds, 2.375%, 2/15/2042	1,200,000	873,563
U.S. Treasury Bonds, 4%, 11/15/2042	496,000	457,095
U.S. Treasury Bonds, 4.375%, 8/15/2043	1,000,000	965,234
U.S. Treasury Bonds, 4.75%, 11/15/2043	600,000	607,969
U.S. Treasury Bonds, 4.125%, 8/15/2053	60,000	55,873
U.S. Treasury Notes, 4.375%, 12/15/2026	300,000	298,277
U.S. Treasury Notes, 2.5%, 3/31/2027 (f)	2,807,000	2,660,619
U.S. Treasury Notes, 3.875%, 12/31/2027	1,386,000	1,359,417
U.S. Treasury Notes, 4%, 2/29/2028	325,000	320,049
U.S. Treasury Notes, 4.125%, 7/31/2028	2,440,000	2,414,170
		$10,643,243
Utilities - Electric Power – 1.8%
Calpine Corp., 5.125%, 3/15/2028 (n)	$100,000	$ 96,175
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	200,000	221,212
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	28,097
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)	100,000	102,547
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	163,151
		$611,182
Total Bonds (Identified Cost, $34,668,978)		$32,801,187
Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $1,061,796)	1,061,739	$ 1,061,846
Other Assets, Less Liabilities – (1.5)%		(516,212)
Net Assets – 100.0%		$33,346,821
6

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,061,846 and $32,801,187, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,512,639, representing 31.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 6/30/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	86,561	EUR	81,101	HSBC Bank	7/19/2024	$(363)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	3	$319,735	September – 2024	$2,075
U.S. Treasury Ultra Bond 30 yr	Long	USD	15	1,880,156	September – 2024	19,318
						$21,393
At June 30, 2024, the fund had liquid securities with an aggregate value of $90,994 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
7

MFS Income Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $34,668,978)	$32,801,187
Investments in affiliated issuers, at value (identified cost, $1,061,796)	1,061,846
Cash	3,285
Receivables for
TBA sale commitments	206,513
Fund shares sold	67,896
Interest	380,626
Receivable from investment adviser	7,207
Other assets	192
Total assets	$34,528,752
Liabilities
Payables for
Forward foreign currency exchange contracts	$363
Net daily variation margin on open futures contracts	25,122
Investments purchased	9,277
When-issued investments purchased	253,981
TBA purchase commitments	757,115
Fund shares reacquired	78,127
Payable to affiliates
Administrative services fee	191
Shareholder servicing costs	8
Distribution and/or service fees	182
Payable for independent Trustees' compensation	91
Accrued expenses and other liabilities	57,474
Total liabilities	$1,181,931
Net assets	$33,346,821
Net assets consist of
Paid-in capital	$38,158,004
Total distributable earnings (loss)	(4,811,183)
Net assets	$33,346,821
Shares of beneficial interest outstanding	3,970,143
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$26,714,905	3,175,612	$8.41
Service Class	6,631,916	794,531	8.35
See Notes to Financial Statements
8

MFS Income Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Interest	$766,613
Dividends from affiliated issuers	74,670
Other	2,984
Total investment income	$844,267
Expenses
Management fee	$81,199
Distribution and/or service fees	6,880
Shareholder servicing costs	547
Administrative services fee	8,701
Independent Trustees' compensation	1,494
Custodian fee	5,127
Shareholder communications	2,268
Audit and tax fees	43,589
Legal fees	131
Miscellaneous	15,269
Total expenses	$165,205
Reduction of expenses by investment adviser	(49,154)
Net expenses	$116,051
Net investment income (loss)	$728,216
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(312,426)
Affiliated issuers	67,695
Futures contracts	17,496
Forward foreign currency exchange contracts	240
Foreign currency	1
Net realized gain (loss)	$(226,994)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(33,126)
Affiliated issuers	(85,543)
Futures contracts	(216,393)
Forward foreign currency exchange contracts	3,080
Translation of assets and liabilities in foreign currencies	(117)
Net unrealized gain (loss)	$(332,099)
Net realized and unrealized gain (loss)	$(559,093)
Change in net assets from operations	$169,123
See Notes to Financial Statements
9

MFS Income Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$728,216	$1,332,271
Net realized gain (loss)	(226,994)	(1,163,126)
Net unrealized gain (loss)	(332,099)	2,161,405
Change in net assets from operations	$169,123	$2,330,550
Total distributions to shareholders	$—	$(1,132,495)
Change in net assets from fund share transactions	$616,911	$528,038
Total change in net assets	$786,034	$1,726,093
Net assets
At beginning of period	32,560,787	30,834,694
At end of period	$33,346,821	$32,560,787
See Notes to Financial Statements
10

MFS Income Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$8.37	$8.08	$9.81	$10.51	$9.98	$9.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.35	$0.26	$0.23	$0.29	$0.33
Net realized and unrealized gain (loss)	(0.15)	0.25	(1.59)	(0.17)	0.63	0.74
Total from investment operations	$0.04	$0.60	$(1.33)	$0.06	$0.92	$1.07
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.31)	$(0.33)	$(0.39)	$(0.35)
From net realized gain	—	—	(0.09)	(0.43)	—	—
Total distributions declared to shareholders	$—	$(0.31)	$(0.40)	$(0.76)	$(0.39)	$(0.35)
Net asset value, end of period (x)	$8.41	$8.37	$8.08	$9.81	$10.51	$9.98
Total return (%) (k)(r)(s)(x)	0.48(n)	7.59	(13.71)	0.47	9.35	11.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.97(a)	0.94	1.00	0.89	0.89	1.01
Expenses after expense reductions (h)	0.67(a)	0.72	0.75	0.75	0.75	0.78
Net investment income (loss)	4.52(a)	4.32	2.97	2.28	2.83	3.32
Portfolio turnover rate	42(n)	49	58	72	112	104
Net assets at end of period (000 omitted)	$26,715	$27,815	$28,129	$36,163	$41,438	$38,670

See Notes to Financial Statements
11

MFS Income Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$8.32	$8.03	$9.72	$10.43	$9.90	$9.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.33	$0.22	$0.21	$0.26	$0.30
Net realized and unrealized gain (loss)	(0.15)	0.25	(1.55)	(0.19)	0.63	0.74
Total from investment operations	$0.03	$0.58	$(1.33)	$0.02	$0.89	$1.04
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.27)	$(0.30)	$(0.36)	$(0.33)
From net realized gain	—	—	(0.09)	(0.43)	—	—
Total distributions declared to shareholders	$—	$(0.29)	$(0.36)	$(0.73)	$(0.36)	$(0.33)
Net asset value, end of period (x)	$8.35	$8.32	$8.03	$9.72	$10.43	$9.90
Total return (%) (k)(r)(s)(x)	0.36(n)	7.36	(13.85)	0.10	9.11	11.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23(a)	1.18	1.24	1.14	1.14	1.26
Expenses after expense reductions (h)	0.92(a)	0.96	1.00	1.00	1.00	1.03
Net investment income (loss)	4.29(a)	4.09	2.54	2.03	2.59	3.07
Portfolio turnover rate	42(n)	49	58	72	112	104
Net assets at end of period (000 omitted)	$6,632	$4,746	$2,705	$5,547	$5,825	$6,371
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Income Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Income Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio's shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service.
13

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
14

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$10,649,104	$—	$10,649,104
Non - U.S. Sovereign Debt	—	721,874	—	721,874
Municipal Bonds	—	1,001,339	—	1,001,339
U.S. Corporate Bonds	—	8,658,172	—	8,658,172
Residential Mortgage-Backed Securities	—	2,392,566	—	2,392,566
Commercial Mortgage-Backed Securities	—	1,130,844	—	1,130,844
Asset-Backed Securities (including CDOs)	—	3,869,149	—	3,869,149
Foreign Bonds	—	4,378,139	—	4,378,139
Mutual Funds	1,061,846	—	—	1,061,846
Total	$1,061,846	$32,801,187	$—	$33,863,033
Other Financial Instruments
Futures Contracts – Assets	$21,393	$—	$—	$21,393
Forward Foreign Currency Exchange Contracts – Liabilities	—	(363)	—	(363)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$21,393	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	—	(363)
Total		$21,393	$(363)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
15

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$17,496	$—
Foreign Exchange	—	240
Total	$17,496	$240
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(216,393)	$—
Foreign Exchange	—	3,080
Total	$(216,393)	$3,080
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
16

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the
17

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$1,132,495
The federal tax cost and the tax basis components of distributable earnings were as follows:
18

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/24
Cost of investments	$36,579,098
Gross appreciation	225,235
Gross depreciation	(2,941,300)
Net unrealized appreciation (depreciation)	$(2,716,065)
As of 12/31/23
Undistributed ordinary income	1,339,189
Capital loss carryforwards	(3,759,572)
Other temporary differences	99
Net unrealized appreciation (depreciation)	(2,560,022)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,118,735)
Long-Term	(2,640,837)
Total	$(3,759,572)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$1,008,877
Service Class	—	123,618
Total	$—	$1,132,495
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $2,115, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed 0.67% of average daily net assets for the Initial Class shares and 0.92% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $47,039, which is included in the reduction of total expenses in the Statement of Operations.
19

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $290, which equated to 0.0018% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $257.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0536% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD, but does incur investment and operating costs. The fund invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$7,139,355	$8,119,262
Non-U.S. Government securities	7,426,038	5,439,193
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	179,717	$1,488,656	310,391	$2,539,029
Service Class	244,524	2,020,227	297,226	2,390,922
	424,241	$3,508,883	607,617	$4,929,951
20

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	127,223	$1,008,877
Service Class	—	—	15,668	123,618
	—	$—	142,891	$1,132,495
Shares reacquired
Initial Class	(326,894)	$(2,722,170)	(596,860)	$(4,893,899)
Service Class	(20,619)	(169,802)	(79,299)	(640,509)
	(347,513)	$(2,891,972)	(676,159)	$(5,534,408)
Net change
Initial Class	(147,177)	$(1,233,514)	(159,246)	$(1,345,993)
Service Class	223,905	1,850,425	233,595	1,874,031
	76,728	$616,911	74,349	$528,038
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $78 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$2,147,514	$651,406	$2,781,032	$67,657	$(85,545)	$—
MFS Institutional Money Market Portfolio	360,613	9,995,527	9,294,334	38	2	1,061,846
	$2,508,127	$10,646,933	$12,075,366	$67,695	$(85,543)	$1,061,846
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$54,541	$—
MFS Institutional Money Market Portfolio	20,129	—
	$74,670	$—
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Income Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Income Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

MFS International Growth Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Growth Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Aerospace & Defense – 1.7%
Rolls-Royce Holdings PLC (a)	600,919	$ 3,473,556
Singapore Technologies Engineering Ltd.	264,700	845,244
		$4,318,800
Alcoholic Beverages – 5.6%
Diageo PLC	124,877	$ 3,929,849
Heineken N.V.	80,775	7,796,730
Pernod Ricard S.A.	21,797	2,966,294
		$14,692,873
Apparel Manufacturers – 3.8%
Burberry Group PLC	60,504	$ 671,369
Kering S.A.	4,324	1,571,941
LVMH Moet Hennessy Louis Vuitton SE	9,913	7,612,701
		$9,856,011
Brokerage & Asset Managers – 2.1%
Deutsche Boerse AG	18,221	$ 3,724,636
London Stock Exchange Group PLC	15,445	1,830,802
		$5,555,438
Business Services – 2.4%
Experian PLC	81,329	$ 3,771,535
Nomura Research Institute Ltd.	88,700	2,504,045
		$6,275,580
Chemicals – 0.5%
UPL Ltd.	198,024	$ 1,353,030
Computer Software – 7.3%
Dassault Systemes SE	59,247	$ 2,230,318
Kingsoft Corp.	205,800	594,284
OBIC Co. Ltd.	5,900	760,557
Oracle Corp. Japan	19,600	1,355,990
SAP SE	63,599	12,908,468
Wisetech Global Ltd.	16,318	1,084,711
		$18,934,328
Computer Software - Systems – 7.8%
Amadeus IT Group S.A.	82,382	$ 5,482,428
Cap Gemini S.A.	22,698	4,495,826
Hitachi Ltd.	465,500	10,493,053
		$20,471,307
Construction – 0.4%
Kingspan Group PLC	11,398	$ 965,702
FCIFS-SEM
1

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.9%
AmorePacific Corp.	16,774	$ 2,038,714
Haleon PLC	386,219	1,572,256
KOSE Corp.	4,800	305,352
Reckitt Benckiser Group PLC	66,185	3,571,616
		$7,487,938
Electrical Equipment – 4.9%
Mitsubishi Heavy Industries Ltd.	167,200	$ 1,802,872
Schneider Electric SE	46,441	11,080,999
		$12,883,871
Electronics – 7.3%
ASML Holding N.V.	3,615	$ 3,732,887
SK Hynix, Inc.	9,542	1,618,228
Taiwan Semiconductor Manufacturing Co. Ltd.	176,000	5,240,695
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	49,228	8,556,318
		$19,148,128
Energy - Independent – 1.0%
Reliance Industries Ltd.	71,520	$ 2,677,335
Entertainment – 0.2%
Lottery Corp. Ltd.	148,690	$ 500,862
Food & Beverages – 3.7%
Nestle S.A.	95,133	$ 9,711,836
Food & Drug Stores – 0.3%
Sugi Holdings Co. Ltd.	62,900	$ 865,564
Gaming & Lodging – 2.5%
Aristocrat Leisure Ltd.	58,863	$ 1,946,258
Flutter Entertainment PLC (a)	18,861	3,423,774
Sands China Ltd. (a)	585,600	1,220,836
		$6,590,868
Insurance – 2.3%
AIA Group Ltd.	737,400	$ 5,004,732
Ping An Insurance Co. of China Ltd., “H”	230,500	1,048,101
		$6,052,833
Internet – 1.1%
LY Corp.	475,700	$ 1,146,002
NAVER Corp.	13,193	1,599,645
		$2,745,647
Leisure & Toys – 1.6%
Prosus N.V.	34,373	$ 1,217,671
Tencent Holdings Ltd.	60,500	2,871,389
		$4,089,060
2

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 5.6%
Assa Abloy AB	163,994	$ 4,647,604
Delta Electronics, Inc.	240,000	2,851,064
GEA Group AG	63,027	2,620,680
RB Global, Inc.	57,628	4,395,238
		$14,514,586
Major Banks – 1.4%
DBS Group Holdings Ltd.	135,190	$ 3,562,348
Medical Equipment – 4.5%
EssilorLuxottica	25,402	$ 5,450,458
QIAGEN N.V.	52,513	2,168,007
Sonova Holding AG	6,719	2,067,226
Terumo Corp.	127,300	2,113,464
		$11,799,155
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	306,500	$ 1,073,469
Oil Services – 0.3%
Tenaris S.A.	45,939	$ 703,845
Other Banks & Diversified Financials – 4.6%
Credicorp Ltd.	14,440	$ 2,329,605
Element Fleet Management Corp.	139,273	2,533,902
Grupo Financiero Banorte S.A. de C.V.	263,507	2,053,324
HDFC Bank Ltd.	156,185	3,153,762
Kasikornbank Co. Ltd.	221,000	755,787
Kotak Mahindra Bank Ltd.	53,143	1,143,010
		$11,969,390
Pharmaceuticals – 6.5%
Chugai Pharmaceutical Co. Ltd.	46,100	$ 1,645,623
Hypera S.A.	107,595	552,401
Merck KGaA	13,242	2,194,591
Novartis AG	41,723	4,466,026
Roche Holding AG	29,464	8,182,167
		$17,040,808
Precious Metals & Minerals – 2.9%
Agnico Eagle Mines Ltd.	58,594	$ 3,832,456
Franco-Nevada Corp.	30,958	3,670,471
		$7,502,927
Railroad & Shipping – 0.9%
Canadian Pacific Kansas City Ltd.	30,110	$ 2,371,296
Restaurants – 0.8%
Pluxee N.V. (a)	8,990	$ 252,201
Sodexo	8,990	810,098
Yum China Holdings, Inc.	24,246	747,747
Yum China Holdings, Inc.	10,550	326,130
		$2,136,176
3

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 8.1%
Air Liquide S.A.	29,724	$ 5,117,345
Akzo Nobel N.V.	19,354	1,176,889
Linde PLC	15,316	6,720,814
Nitto Denko Corp.	16,200	1,284,267
Resonac Holdings Corp.	70,600	1,557,233
Sika AG	7,444	2,119,026
Symrise AG	26,793	3,279,721
		$21,255,295
Specialty Stores – 1.1%
Alibaba Group Holding Ltd.	139,000	$ 1,249,622
Zalando SE (a)	61,510	1,437,886
ZOZO, Inc.	7,600	190,663
		$2,878,171
Telecommunications - Wireless – 0.2%
Advanced Info Service Public Co. Ltd.	98,100	$ 561,373
Tobacco – 0.3%
ITC Ltd.	164,655	$ 835,511
Total Common Stocks (Identified Cost, $174,950,494)		$253,381,361
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $6,285,235)	6,285,192	$ 6,285,821
Other Assets, Less Liabilities – 0.6%		1,608,153
Net Assets – 100.0%		$261,275,335
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,285,821 and $253,381,361, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS International Growth Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $174,950,494)	$253,381,361
Investments in affiliated issuers, at value (identified cost, $6,285,235)	6,285,821
Foreign currency, at value (identified cost, $128,907)	128,902
Receivables for
Investments sold	1,006,828
Fund shares sold	307,094
Dividends	959,027
Other assets	8,355
Total assets	$262,077,388
Liabilities
Payables for
Investments purchased	$433,422
Fund shares reacquired	73,041
Payable to affiliates
Investment adviser	330
Administrative services fee	522
Shareholder servicing costs	14
Distribution and/or service fees	3,717
Deferred foreign capital gains tax expense payable	217,047
Accrued expenses and other liabilities	73,960
Total liabilities	$802,053
Net assets	$261,275,335
Net assets consist of
Paid-in capital	$175,514,855
Total distributable earnings (loss)	85,760,480
Net assets	$261,275,335
Shares of beneficial interest outstanding	16,921,889
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$125,640,498	8,063,858	$15.58
Service Class	135,634,837	8,858,031	15.31
See Notes to Financial Statements
5

MFS International Growth Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$3,550,446
Dividends from affiliated issuers	115,738
Interest	1,947
Other	1,042
Income on securities loaned	589
Foreign taxes withheld	(403,725)
Total investment income	$3,266,037
Expenses
Management fee	$1,129,728
Distribution and/or service fees	159,245
Shareholder servicing costs	1,094
Administrative services fee	23,056
Independent Trustees' compensation	3,062
Custodian fee	36,906
Shareholder communications	2,737
Audit and tax fees	39,696
Legal fees	571
Miscellaneous	14,614
Total expenses	$1,410,709
Reduction of expenses by investment adviser	(144,469)
Net expenses	$1,266,240
Net investment income (loss)	$1,999,797
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $3,189 foreign capital gains tax)	$4,746,239
Affiliated issuers	524
Foreign currency	(13,425)
Net realized gain (loss)	$4,733,338
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $13,432 increase in deferred foreign capital gains tax)	$8,358,761
Affiliated issuers	156
Translation of assets and liabilities in foreign currencies	(32,955)
Net unrealized gain (loss)	$8,325,962
Net realized and unrealized gain (loss)	$13,059,300
Change in net assets from operations	$15,059,097
See Notes to Financial Statements
6

MFS International Growth Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$1,999,797	$2,133,327
Net realized gain (loss)	4,733,338	603,120
Net unrealized gain (loss)	8,325,962	26,401,748
Change in net assets from operations	$15,059,097	$29,138,195
Total distributions to shareholders	$—	$(8,452,427)
Change in net assets from fund share transactions	$6,479,576	$31,927,707
Total change in net assets	$21,538,673	$52,613,475
Net assets
At beginning of period	239,736,662	187,123,187
At end of period	$261,275,335	$239,736,662
See Notes to Financial Statements
7

MFS International Growth Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$14.67	$13.35	$16.78	$16.09	$14.26	$12.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.17	$0.13	$0.09	$0.10	$0.21
Net realized and unrealized gain (loss)	0.78	1.76	(2.65)	1.39	2.12	3.07
Total from investment operations	$0.91	$1.93	$(2.52)	$1.48	$2.22	$3.28
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.09)	$(0.09)	$(0.21)	$(0.18)
From net realized gain	—	(0.45)	(0.82)	(0.70)	(0.18)	(1.62)
Total distributions declared to shareholders	$—	$(0.61)	$(0.91)	$(0.79)	$(0.39)	$(1.80)
Net asset value, end of period (x)	$15.58	$14.67	$13.35	$16.78	$16.09	$14.26
Total return (%) (k)(r)(s)(x)	6.20(n)	14.72	(14.95)	9.27	15.84	27.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00(a)	1.01	1.01	1.01	1.04	1.05
Expenses after expense reductions	0.88(a)	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	1.70(a)	1.16	0.93	0.52	0.72	1.49
Portfolio turnover rate	9(n)	17	11	14	26	7
Net assets at end of period (000 omitted)	$125,640	$118,996	$103,798	$124,671	$120,291	$112,259

See Notes to Financial Statements
8

MFS International Growth Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$14.43	$13.15	$16.55	$15.90	$14.11	$12.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.12	$0.09	$0.04	$0.06	$0.16
Net realized and unrealized gain (loss)	0.77	1.74	(2.61)	1.38	2.09	3.07
Total from investment operations	$0.88	$1.86	$(2.52)	$1.42	$2.15	$3.23
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.06)	$(0.07)	$(0.18)	$(0.15)
From net realized gain	—	(0.45)	(0.82)	(0.70)	(0.18)	(1.62)
Total distributions declared to shareholders	$—	$(0.58)	$(0.88)	$(0.77)	$(0.36)	$(1.77)
Net asset value, end of period (x)	$15.31	$14.43	$13.15	$16.55	$15.90	$14.11
Total return (%) (k)(r)(s)(x)	6.10(n)	14.39	(15.18)	8.99	15.50	27.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25(a)	1.26	1.26	1.27	1.29	1.30
Expenses after expense reductions	1.13(a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss)	1.49(a)	0.87	0.65	0.22	0.44	1.18
Portfolio turnover rate	9(n)	17	11	14	26	7
Net assets at end of period (000 omitted)	$135,635	$120,740	$83,325	$87,545	$51,852	$34,616
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS International Growth Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS International Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
10

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$252,201	$41,335,980	$—	$41,588,181
Germany	20,550,787	7,783,202	—	28,333,989
Switzerland	22,360,029	4,186,252	—	26,546,281
Japan	1,931,473	24,093,212	—	26,024,685
United Kingdom	4,601,218	14,219,765	—	18,820,983
Canada	16,803,363	—	—	16,803,363
Taiwan	13,797,013	2,851,064	—	16,648,077
Netherlands	4,909,776	9,014,401	—	13,924,177
India	3,153,762	6,008,886	—	9,162,648
Other Countries	31,906,533	23,622,444	—	55,528,977
Mutual Funds	6,285,821	—	—	6,285,821
Total	$126,551,976	$133,115,206	$—	$259,667,182
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of
11

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$2,165,974
Long-term capital gains	6,286,453
Total distributions	$8,452,427
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/24
Cost of investments	$183,669,235
Gross appreciation	85,753,363
Gross depreciation	(9,755,416)
Net unrealized appreciation (depreciation)	$75,997,947
As of 12/31/23
Undistributed ordinary income	3,072,463
Undistributed long-term capital gain	201,321
Other temporary differences	(197,999)
Net unrealized appreciation (depreciation)	67,625,598
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$4,565,226
Service Class	—	3,887,201
Total	$—	$8,452,427
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $16,347, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $128,122, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
13

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $566, which equated to 0.0005% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $528.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0184% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $25,748,740 and $22,049,834, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,362,344	$20,052,954	1,326,911	$18,807,870
Service Class	1,359,498	20,176,631	3,090,390	42,569,082
	2,721,842	$40,229,585	4,417,301	$61,376,952
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	328,670	$4,565,226
Service Class	—	—	284,152	3,887,201
	—	$—	612,822	$8,452,427
Shares reacquired
Initial Class	(1,410,883)	$(21,006,910)	(1,319,223)	$(18,889,920)
Service Class	(866,805)	(12,743,099)	(1,346,630)	(19,011,752)
	(2,277,688)	$(33,750,009)	(2,665,853)	$(37,901,672)
Net change
Initial Class	(48,539)	$(953,956)	336,358	$4,483,176
Service Class	492,693	7,433,532	2,027,912	27,444,531
	444,154	$6,479,576	2,364,270	$31,927,707
14

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 11%, 6%, and 2%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $593 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,059,863	$30,979,116	$26,753,838	$524	$156	$6,285,821
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$115,738	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Growth Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS International Intrinsic Value Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Intrinsic Value Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Airlines – 0.8%
Ryanair Holdings PLC, ADR	95,229	$ 11,088,465
Alcoholic Beverages – 3.0%
Diageo PLC	688,539	$ 21,668,154
Pernod Ricard S.A.	146,861	19,985,912
		$41,654,066
Apparel Manufacturers – 1.7%
Adidas AG	38,966	$ 9,305,936
Compagnie Financiere Richemont S.A.	52,157	8,141,821
LVMH Moet Hennessy Louis Vuitton SE	7,846	6,025,346
		$23,473,103
Automotive – 0.8%
Knorr-Bremse AG	144,720	$ 11,050,641
Brokerage & Asset Managers – 3.8%
Deutsche Boerse AG	136,255	$ 27,852,494
Euronext N.V.	158,245	14,608,948
London Stock Exchange Group PLC	86,284	10,227,833
		$52,689,275
Business Services – 3.9%
Experian PLC	451,086	$ 20,918,572
Intertek Group PLC	181,013	10,969,556
Nomura Research Institute Ltd.	393,600	11,111,523
SGS S.A.	121,988	10,852,776
		$53,852,427
Computer Software – 6.2%
Cadence Design Systems, Inc. (a)	132,340	$ 40,727,635
Dassault Systemes SE	185,588	6,986,351
NICE Systems Ltd., ADR (a)	47,147	8,107,870
SAP SE	146,288	29,691,568
		$85,513,424
Computer Software - Systems – 5.1%
Amadeus IT Group S.A.	262,744	$ 17,485,314
Cap Gemini S.A.	97,155	19,243,632
Samsung Electronics Co. Ltd.	559,344	32,870,293
		$69,599,239
Construction – 3.0%
Compagnie de Saint-Gobain S.A.	261,169	$ 20,225,197
CRH PLC	277,262	20,789,105
		$41,014,302
FCGFS-SEM
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MFS International Intrinsic Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 4.5%
Beiersdorf AG	77,188	$ 11,277,354
Haleon PLC	5,402,926	21,994,735
KOSE Corp.	31,000	1,972,062
Lion Corp.	406,000	3,164,423
ROHTO Pharmaceutical Co. Ltd.	760,000	15,888,818
Svenska Cellulosa Aktiebolaget	510,424	7,548,640
		$61,846,032
Electrical Equipment – 7.6%
Legrand S.A.	342,726	$ 34,153,762
Mitsubishi Electric Corp.	1,363,100	21,752,497
Schneider Electric SE	183,850	43,867,308
Yokogawa Electric Corp.	202,400	4,920,172
		$104,693,739
Electronics – 6.6%
Analog Devices, Inc.	93,909	$ 21,435,668
ASML Holding N.V.	13,099	13,526,164
Hirose Electric Co. Ltd.	92,700	10,265,459
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	261,807	45,504,675
		$90,731,966
Energy - Independent – 1.5%
Woodside Energy Group Ltd.	1,124,094	$ 21,197,394
Energy - Integrated – 5.2%
Aker BP ASA	528,186	$ 13,465,602
Galp Energia SGPS S.A., “B”	410,037	8,659,630
Petroleo Brasileiro S.A., ADR	530,740	7,239,294
TotalEnergies SE	631,815	42,109,886
		$71,474,412
Engineering - Construction – 0.6%
Taisei Corp.	212,000	$ 7,857,893
Food & Beverages – 2.7%
Chocoladefabriken Lindt & Sprungli AG	360	$ 4,203,239
Ezaki Glico Co. Ltd.	194,700	5,059,610
Novozymes A/S	145,835	8,923,203
Toyo Suisan Kaisha Ltd.	313,200	18,561,514
		$36,747,566
Food & Drug Stores – 0.1%
Ocado Group PLC (a)	544,218	$ 1,987,475
Insurance – 1.5%
Hiscox Ltd.	509,620	$ 7,408,419
Samsung Fire & Marine Insurance Co. Ltd.	6,197	1,751,277
Willis Towers Watson PLC	45,277	11,868,913
		$21,028,609
Internet – 0.6%
M3, Inc.	784,000	$ 7,528,337
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MFS International Intrinsic Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 4.3%
Epiroc AB	494,185	$ 9,861,320
GEA Group AG	297,893	12,386,474
IMI PLC	950,649	21,198,250
Schindler Holding AG	36,820	9,225,840
Spirax Group PLC	67,274	7,211,479
		$59,883,363
Major Banks – 9.6%
Banco de Sabadell S.A.	5,456,310	$ 10,521,110
Bank of Ireland Group PLC	2,164,339	22,547,376
Lloyds TSB Group PLC	9,842,014	6,818,657
National Bank of Greece S.A (a)	546,134	4,552,725
NatWest Group PLC	8,516,133	33,404,763
Resona Holdings, Inc.	4,265,200	28,321,188
UBS Group AG	874,129	25,587,136
		$131,752,955
Medical Equipment – 5.4%
Agilent Technologies, Inc.	139,724	$ 18,112,422
Bruker BioSciences Corp.	178,368	11,381,662
EssilorLuxottica	92,166	19,775,882
Olympus Corp.	512,100	8,254,903
Shimadzu Corp.	680,300	17,081,503
		$74,606,372
Metals & Mining – 1.3%
Glencore PLC	3,153,945	$ 17,984,907
Other Banks & Diversified Financials – 7.0%
AIB Group PLC	5,791,354	$ 30,512,314
CaixaBank S.A.	5,458,180	28,894,012
Chiba Bank Ltd.	1,239,600	11,070,759
Hachijuni Bank Ltd.	148,400	968,026
Julius Baer Group Ltd.	145,064	8,105,307
Jyske Bank A.S.	61,864	4,916,681
Mebuki Financial Group, Inc.	1,514,000	5,894,522
North Pacific Bank Ltd.	155,700	514,839
Sydbank A.S.	96,806	5,124,768
		$96,001,228
Pharmaceuticals – 1.7%
Bayer AG	94,156	$ 2,660,065
Roche Holding AG	74,517	20,693,407
		$23,353,472
Precious Metals & Minerals – 4.7%
Agnico Eagle Mines Ltd.	183,512	$ 12,002,963
Franco-Nevada Corp.	329,227	39,034,114
Wheaton Precious Metals Corp.	272,737	14,300,227
		$65,337,304
Printing & Publishing – 1.6%
Wolters Kluwer N.V.	137,064	$ 22,658,207
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MFS International Intrinsic Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 0.6%
LEG Immobilien SE	19,286	$ 1,575,101
TAG Immobilien AG (a)	40,582	594,116
Vonovia SE, REIT	215,948	6,129,457
		$8,298,674
Specialty Chemicals – 2.4%
Croda International PLC	89,668	$ 4,455,249
Nitto Denko Corp.	72,000	5,707,854
Sika AG	37,322	10,624,164
Symrise AG	97,685	11,957,586
		$32,744,853
Specialty Stores – 0.3%
Zalando SE (a)	182,500	$ 4,266,203
Total Common Stocks (Identified Cost, $1,021,354,155)		$1,351,915,903
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $23,774,062)	23,774,051	$ 23,776,428
Other Assets, Less Liabilities – 0.2%		2,585,183
Net Assets – 100.0%		$1,378,277,514
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,776,428 and $1,351,915,903, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
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MFS International Intrinsic Value Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,021,354,155)	$1,351,915,903
Investments in affiliated issuers, at value (identified cost, $23,774,062)	23,776,428
Foreign currency, at value (identified cost, $52,332)	52,308
Receivables for
Investments sold	1,436,364
Fund shares sold	1,571,601
Interest and dividends	4,164,536
Other assets	6,174
Total assets	$1,382,923,314
Liabilities
Payable to custodian	$1,848
Payables for
Investments purchased	3,308,484
Fund shares reacquired	1,073,838
Payable to affiliates
Investment adviser	117,502
Administrative services fee	2,266
Shareholder servicing costs	36
Distribution and/or service fees	29,855
Accrued expenses and other liabilities	111,971
Total liabilities	$4,645,800
Net assets	$1,378,277,514
Net assets consist of
Paid-in capital	$916,581,355
Total distributable earnings (loss)	461,696,159
Net assets	$1,378,277,514
Shares of beneficial interest outstanding	44,612,621
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$288,157,703	9,174,858	$31.41
Service Class	1,090,119,811	35,437,763	30.76
See Notes to Financial Statements
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MFS International Intrinsic Value Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$25,454,067
Dividends from affiliated issuers	480,885
Income on securities loaned	39,595
Interest	394
Other	141
Foreign taxes withheld	(2,467,737)
Total investment income	$23,507,345
Expenses
Management fee	$5,952,748
Distribution and/or service fees	1,354,150
Shareholder servicing costs	2,283
Administrative services fee	102,402
Independent Trustees' compensation	12,079
Custodian fee	83,582
Shareholder communications	4,364
Audit and tax fees	36,538
Legal fees	3,660
Miscellaneous	19,974
Total expenses	$7,571,780
Reduction of expenses by investment adviser	(139,436)
Net expenses	$7,432,344
Net investment income (loss)	$16,075,001
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$47,431,816
Affiliated issuers	590
Foreign currency	(110,328)
Net realized gain (loss)	$47,322,078
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$25,487,538
Affiliated issuers	(2,000)
Translation of assets and liabilities in foreign currencies	(120,543)
Net unrealized gain (loss)	$25,364,995
Net realized and unrealized gain (loss)	$72,687,073
Change in net assets from operations	$88,762,074
See Notes to Financial Statements
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MFS International Intrinsic Value Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$16,075,001	$16,415,827
Net realized gain (loss)	47,322,078	59,437,015
Net unrealized gain (loss)	25,364,995	134,434,200
Change in net assets from operations	$88,762,074	$210,287,042
Total distributions to shareholders	$—	$(104,795,926)
Change in net assets from fund share transactions	$(65,271,388)	$(10,874,176)
Total change in net assets	$23,490,686	$94,616,940
Net assets
At beginning of period	1,354,786,828	1,260,169,888
At end of period	$1,378,277,514	$1,354,786,828
See Notes to Financial Statements
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MFS International Intrinsic Value Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$29.40	$27.24	$37.62	$35.05	$29.94	$25.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.42	$0.21	$0.16	$0.18	$0.28
Net realized and unrealized gain (loss)	1.62	4.20	(9.07)	3.51	5.87	6.06
Total from investment operations	$2.01	$4.62	$(8.86)	$3.67	$6.05	$6.34
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.23)	$(0.12)	$(0.31)	$(0.54)
From net realized gain	—	(2.24)	(1.29)	(0.98)	(0.63)	(0.88)
Total distributions declared to shareholders	$—	$(2.46)	$(1.52)	$(1.10)	$(0.94)	$(1.42)
Net asset value, end of period (x)	$31.41	$29.40	$27.24	$37.62	$35.05	$29.94
Total return (%) (k)(r)(s)(x)	6.84(n)	17.66	(23.56)	10.55	20.52	25.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91(a)	0.91	0.92	0.90	0.92	0.92
Expenses after expense reductions	0.89(a)	0.90	0.90	0.89	0.90	0.90
Net investment income (loss)	2.55(a)(l)	1.45	0.71	0.45	0.59	0.99
Portfolio turnover rate	9(n)	20	30	13	10	13
Net assets at end of period (000 omitted)	$288,158	$277,965	$253,911	$344,052	$328,247	$308,053

See Notes to Financial Statements
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MFS International Intrinsic Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$28.83	$26.75	$36.96	$34.47	$29.47	$24.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.34	$0.13	$0.07	$0.10	$0.20
Net realized and unrealized gain (loss)	1.58	4.12	(8.90)	3.45	5.77	5.97
Total from investment operations	$1.93	$4.46	$(8.77)	$3.52	$5.87	$6.17
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.15)	$(0.05)	$(0.24)	$(0.42)
From net realized gain	—	(2.24)	(1.29)	(0.98)	(0.63)	(0.88)
Total distributions declared to shareholders	$—	$(2.38)	$(1.44)	$(1.03)	$(0.87)	$(1.30)
Net asset value, end of period (x)	$30.76	$28.83	$26.75	$36.96	$34.47	$29.47
Total return (%) (k)(r)(s)(x)	6.69(n)	17.37	(23.75)	10.28	20.21	25.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16(a)	1.16	1.17	1.15	1.17	1.17
Expenses after expense reductions	1.14(a)	1.15	1.15	1.14	1.15	1.15
Net investment income (loss)	2.31(a)(l)	1.21	0.46	0.19	0.34	0.72
Portfolio turnover rate	9(n)	20	30	13	10	13
Net assets at end of period (000 omitted)	$1,090,120	$1,076,821	$1,006,259	$1,318,997	$1,177,140	$1,048,117
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
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MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS International Intrinsic Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party
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MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$226,982,224	$—	$226,982,224
United Kingdom	109,217,345	97,819,809	—	207,037,154
Japan	66,142,396	119,753,506	—	185,895,902
Germany	66,835,013	61,911,982	—	128,746,995
United States	103,526,300	—	—	103,526,300
Switzerland	41,143,774	56,289,916	—	97,433,690
Canada	65,337,304	—	—	65,337,304
Ireland	11,088,465	53,059,690	—	64,148,155
Spain	56,900,436	—	—	56,900,436
Other Countries	121,591,760	94,315,983	—	215,907,743
Mutual Funds	23,776,428	—	—	23,776,428
Total	$665,559,221	$710,133,110	$—	$1,375,692,331
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is
11

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$6,792,426
Long-term capital gains	98,003,500
Total distributions	$104,795,926
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$1,055,386,299
Gross appreciation	370,935,723
Gross depreciation	(50,629,691)
Net unrealized appreciation (depreciation)	$320,306,032
As of 12/31/23
Undistributed ordinary income	17,866,249
Undistributed long-term capital gain	60,259,886
Other temporary differences	(12,543)
Net unrealized appreciation (depreciation)	294,820,493
12

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$21,771,899
Service Class	—	83,024,027
Total	$—	$104,795,926
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $88,810, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.86% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.89% of average daily net assets for the Initial Class shares and 1.14% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $50,626, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $1,437, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $846.
13

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0150% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $117,309,221 and $165,738,607, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	866,123	$26,384,219	1,281,995	$37,476,940
Service Class	1,598,405	48,092,627	3,262,017	92,619,281
	2,464,528	$74,476,846	4,544,012	$130,096,221
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	782,133	$21,360,062
Service Class	—	—	3,097,911	83,024,027
	—	$—	3,880,044	$104,384,089
Shares reacquired
Initial Class	(1,145,244)	$(34,761,849)	(1,932,937)	$(56,194,165)
Service Class	(3,507,395)	(104,986,385)	(6,633,208)	(189,160,321)
	(4,652,639)	$(139,748,234)	(8,566,145)	$(245,354,486)
Net change
Initial Class	(279,121)	$(8,377,630)	131,191	$2,642,837
Service Class	(1,908,990)	(56,893,758)	(273,280)	(13,517,013)
	(2,188,111)	$(65,271,388)	(142,089)	$(10,874,176)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 2% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective at the close of business on October 16, 2017, the fund was closed to new investors subject to certain exceptions.
14

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $3,217 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,432,075	$100,589,218	$101,243,455	$590	$(2,000)	$23,776,428
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$480,885	$—
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Value Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Value Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Intrinsic Value Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
16

MFS Massachusetts Investors Growth Stock Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Apparel Manufacturers – 2.4%
LVMH Moet Hennessy Louis Vuitton SE	14,037	$ 10,779,732
NIKE, Inc., “B”	175,731	13,244,846
		$24,024,578
Automotive – 1.2%
Aptiv PLC (a)	178,614	$ 12,577,998
Broadcasting – 0.9%
Walt Disney Co.	91,507	$ 9,085,730
Brokerage & Asset Managers – 1.8%
Brookfield Asset Management Ltd.	203,273	$ 7,738,356
Charles Schwab Corp.	147,760	10,888,434
		$18,626,790
Business Services – 5.9%
Accenture PLC, “A”	106,236	$ 32,233,065
Equifax, Inc.	9,726	2,358,166
Fiserv, Inc. (a)	98,885	14,737,820
TransUnion	89,216	6,616,259
Verisk Analytics, Inc., “A”	14,516	3,912,788
		$59,858,098
Computer Software – 17.1%
Adobe Systems, Inc. (a)	18,020	$ 10,010,831
Microsoft Corp.	329,095	147,089,010
Salesforce, Inc.	64,431	16,565,210
		$173,665,051
Computer Software - Systems – 5.7%
Apple, Inc.	272,118	$ 57,313,493
Construction – 2.2%
Otis Worldwide Corp.	123,060	$ 11,845,756
Sherwin-Williams Co.	35,338	10,545,919
		$22,391,675
Consumer Products – 3.7%
Church & Dwight Co., Inc.	222,888	$ 23,109,028
Estée Lauder Cos., Inc., “A”	136,586	14,532,750
		$37,641,778
Electrical Equipment – 5.5%
Amphenol Corp., “A”	285,648	$ 19,244,106
Hubbell, Inc.	39,268	14,351,668
Schneider Electric SE	37,566	8,963,390
TE Connectivity Ltd.	89,325	13,437,160
		$55,996,324
MISFS-SEM
1

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 9.2%
Analog Devices, Inc.	45,373	$ 10,356,841
NVIDIA Corp.	431,631	53,323,694
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	131,214	22,806,305
Texas Instruments, Inc.	36,583	7,116,491
		$93,603,331
Food & Beverages – 2.6%
McCormick & Co., Inc.	174,685	$ 12,392,154
PepsiCo, Inc.	86,732	14,304,709
		$26,696,863
Gaming & Lodging – 0.8%
Hilton Worldwide Holdings, Inc.	38,485	$ 8,397,427
Insurance – 3.3%
Aon PLC	72,530	$ 21,293,357
Marsh & McLennan Cos., Inc.	57,001	12,011,251
		$33,304,608
Internet – 7.4%
Alphabet, Inc., “A”	338,537	$ 61,664,515
Gartner, Inc. (a)	30,654	13,765,485
		$75,430,000
Leisure & Toys – 2.1%
Electronic Arts, Inc.	51,191	$ 7,132,442
Tencent Holdings Ltd.	290,200	13,773,176
		$20,905,618
Machinery & Tools – 2.0%
Eaton Corp. PLC	46,153	$ 14,471,273
Veralto Corp.	59,300	5,661,371
		$20,132,644
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	49,784	$ 15,605,790
Medical Equipment – 9.8%
Agilent Technologies, Inc.	155,962	$ 20,217,354
Becton, Dickinson and Co.	59,321	13,863,911
Boston Scientific Corp. (a)	164,442	12,663,678
Danaher Corp.	38,675	9,662,949
Mettler-Toledo International, Inc. (a)	6,142	8,583,998
STERIS PLC	85,716	18,818,090
Stryker Corp.	12,207	4,153,432
Thermo Fisher Scientific, Inc.	20,300	11,225,900
		$99,189,312
Other Banks & Diversified Financials – 7.0%
Mastercard, Inc., “A”	26,869	$ 11,853,528
Moody's Corp.	40,198	16,920,544
Visa, Inc., “A”	159,432	41,846,117
		$70,620,189
2

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.1%
Canadian Pacific Kansas City Ltd.	141,807	$ 11,164,465
Restaurants – 0.5%
Starbucks Corp.	69,950	$ 5,445,608
Specialty Stores – 2.6%
Ross Stores, Inc.	102,178	$ 14,848,507
TJX Cos., Inc.	108,338	11,928,014
		$26,776,521
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	98,578	$ 19,161,592
Utilities - Electric Power – 0.9%
CMS Energy Corp.	151,012	$ 8,989,744
Total Common Stocks (Identified Cost, $461,151,087)		$1,006,605,227
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $8,819,073)	8,819,135	$ 8,820,017
Other Assets, Less Liabilities – (0.0)%		(320,845)
Net Assets – 100.0%		$1,015,104,399
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,820,017 and $1,006,605,227, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
3

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $461,151,087)	$1,006,605,227
Investments in affiliated issuers, at value (identified cost, $8,819,073)	8,820,017
Cash	66,517
Receivables for
Investments sold	101,946
Fund shares sold	21,827
Dividends	393,325
Other assets	3,103
Total assets	$1,016,011,962
Liabilities
Payables for
Fund shares reacquired	$772,044
Payable to affiliates
Investment adviser	36,603
Administrative services fee	1,709
Shareholder servicing costs	31
Distribution and/or service fees	11,769
Accrued expenses and other liabilities	85,407
Total liabilities	$907,563
Net assets	$1,015,104,399
Net assets consist of
Paid-in capital	$324,059,722
Total distributable earnings (loss)	691,044,677
Net assets	$1,015,104,399
Shares of beneficial interest outstanding	40,897,346
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$588,275,872	23,451,852	$25.08
Service Class	426,828,527	17,445,494	24.47
See Notes to Financial Statements
4

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$4,924,425
Dividends from affiliated issuers	156,773
Foreign taxes withheld	(99,758)
Total investment income	$4,981,440
Expenses
Management fee	$3,733,585
Distribution and/or service fees	520,910
Shareholder servicing costs	1,955
Administrative services fee	76,071
Independent Trustees' compensation	9,234
Custodian fee	24,816
Shareholder communications	12,112
Audit and tax fees	35,594
Legal fees	2,603
Miscellaneous	17,951
Total expenses	$4,434,831
Reduction of expenses by investment adviser	(276,447)
Net expenses	$4,158,384
Net investment income (loss)	$823,056
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$55,931,569
Affiliated issuers	(336)
Foreign currency	3,127
Net realized gain (loss)	$55,934,360
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$45,630,450
Affiliated issuers	227
Translation of assets and liabilities in foreign currencies	(6,205)
Net unrealized gain (loss)	$45,624,472
Net realized and unrealized gain (loss)	$101,558,832
Change in net assets from operations	$102,381,888
See Notes to Financial Statements
5

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$823,056	$2,555,976
Net realized gain (loss)	55,934,360	87,726,843
Net unrealized gain (loss)	45,624,472	108,640,263
Change in net assets from operations	$102,381,888	$198,923,082
Total distributions to shareholders	$—	$(49,801,174)
Change in net assets from fund share transactions	$(65,441,970)	$(50,125,930)
Total change in net assets	$36,939,918	$98,995,978
Net assets
At beginning of period	978,164,481	879,168,503
At end of period	$1,015,104,399	$978,164,481
See Notes to Financial Statements
6

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$22.63	$19.29	$27.57	$25.06	$22.58	$17.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.08	$0.06	$0.04	$0.06	$0.11
Net realized and unrealized gain (loss)	2.42	4.44	(5.14)	6.24	4.80	6.71
Total from investment operations	$2.45	$4.52	$(5.08)	$6.28	$4.86	$6.82
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.02)	$(0.07)	$(0.11)	$(0.13)
From net realized gain	—	(1.12)	(3.18)	(3.70)	(2.27)	(1.71)
Total distributions declared to shareholders	$—	$(1.18)	$(3.20)	$(3.77)	$(2.38)	$(1.84)
Net asset value, end of period (x)	$25.08	$22.63	$19.29	$27.57	$25.06	$22.58
Total return (%) (k)(r)(s)(x)	10.83(n)	24.01	(19.26)	25.97	22.53	39.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.78	0.79	0.78	0.79	0.79
Expenses after expense reductions	0.73(a)	0.73	0.76	0.76	0.78	0.78
Net investment income (loss)	0.27(a)	0.38	0.29	0.15	0.27	0.51
Portfolio turnover rate	10(n)	20	17	15	33	22
Net assets at end of period (000 omitted)	$588,276	$569,547	$517,839	$714,524	$641,267	$603,369

See Notes to Financial Statements
7

MFS Massachusetts Investors Growth Stock Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$22.10	$18.86	$27.07	$24.67	$22.27	$17.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.03	$0.01	$(0.03)	$0.00(w)	$0.05
Net realized and unrealized gain (loss)	2.37	4.34	(5.04)	6.14	4.72	6.62
Total from investment operations	$2.37	$4.37	$(5.03)	$6.11	$4.72	$6.67
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$(0.01)	$(0.05)	$(0.07)
From net realized gain	—	(1.12)	(3.18)	(3.70)	(2.27)	(1.71)
Total distributions declared to shareholders	$—	$(1.13)	$(3.18)	$(3.71)	$(2.32)	$(1.78)
Net asset value, end of period (x)	$24.47	$22.10	$18.86	$27.07	$24.67	$22.27
Total return (%) (k)(r)(s)(x)	10.72(n)	23.70	(19.45)	25.66	22.20	39.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.03	1.04	1.03	1.04	1.04
Expenses after expense reductions	0.98(a)	0.98	1.01	1.01	1.03	1.03
Net investment income (loss)	0.02(a)	0.13	0.04	(0.10)	0.02	0.26
Portfolio turnover rate	10(n)	20	17	15	33	22
Net assets at end of period (000 omitted)	$426,829	$408,618	$361,330	$475,478	$428,289	$402,228
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
8

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment
9

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$931,379,803	$—	$—	$931,379,803
Taiwan	22,806,305	—	—	22,806,305
France	—	19,743,122	—	19,743,122
Canada	18,902,821	—	—	18,902,821
China	—	13,773,176	—	13,773,176
Mutual Funds	8,820,017	—	—	8,820,017
Total	$981,908,946	$33,516,298	$—	$1,015,425,244
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
10

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$1,792,686
Long-term capital gains	48,008,488
Total distributions	$49,801,174
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$471,941,921
Gross appreciation	555,583,324
Gross depreciation	(12,100,001)
Net unrealized appreciation (depreciation)	$543,483,323
As of 12/31/23
Undistributed ordinary income	8,392,988
Undistributed long-term capital gain	82,413,102
Other temporary differences	4,053
Net unrealized appreciation (depreciation)	497,852,646
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$29,382,026
Service Class	—	20,419,148
Total	$—	$49,801,174
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
11

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $64,758, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.73% of average daily net assets for the Initial Class shares and 0.98% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2024. For the six months ended June 30, 2024, this reduction amounted to $211,689, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2024, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $1,205, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $750.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0153% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $97,669,933 and $165,949,092, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
12

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	162,798	$3,906,071	370,022	$7,786,251
Service Class	353,891	8,255,969	1,052,398	21,640,835
	516,689	$12,162,040	1,422,420	$29,427,086
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,420,108	$29,382,026
Service Class	—	—	1,009,849	20,419,148
	—	$—	2,429,957	$49,801,174
Shares reacquired
Initial Class	(1,879,458)	$(44,939,327)	(3,466,392)	$(72,931,351)
Service Class	(1,398,523)	(32,664,683)	(2,729,421)	(56,422,839)
	(3,277,981)	$(77,604,010)	(6,195,813)	$(129,354,190)
Net change
Initial Class	(1,716,660)	$(41,033,256)	(1,676,262)	$(35,763,074)
Service Class	(1,044,632)	(24,408,714)	(667,174)	(14,362,856)
	(2,761,292)	$(65,441,970)	(2,343,436)	$(50,125,930)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $2,392 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,168,620	$72,603,254	$68,951,748	$(336)	$227	$8,820,017
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$156,773	$—
13

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Massachusetts Investors Growth Stock Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Massachusetts Investors Growth Stock Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Massachusetts Investors Growth Stock Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
14

MFS Research International Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research International Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 1.6%
MTU Aero Engines Holding AG	17,038	$ 4,357,349
Thales S.A.	19,621	3,152,786
		$7,510,135
Airlines – 0.6%
Ryanair Holdings PLC, ADR	24,079	$ 2,803,759
Alcoholic Beverages – 2.5%
Diageo PLC	183,328	$ 5,769,287
Heineken N.V.	37,049	3,576,120
Kirin Holdings Co. Ltd. (l)	184,700	2,382,490
		$11,727,897
Apparel Manufacturers – 3.8%
Burberry Group PLC	80,463	$ 892,839
Compagnie Financiere Richemont S.A.	35,024	5,467,323
LVMH Moet Hennessy Louis Vuitton SE	13,946	10,709,849
NIKE, Inc., “B”	11,777	887,632
		$17,957,643
Automotive – 2.2%
Bridgestone Corp.	69,000	$ 2,719,553
Compagnie Generale des Etablissements Michelin	82,898	3,198,614
DENSO Corp.	271,900	4,243,555
		$10,161,722
Biotechnology – 1.1%
CSL Ltd.	27,162	$ 5,326,424
Brokerage & Asset Managers – 3.4%
Euronext N.V.	79,887	$ 7,375,052
Hong Kong Exchanges & Clearing Ltd.	91,400	2,912,174
London Stock Exchange Group PLC	49,136	5,824,426
		$16,111,652
Business Services – 0.9%
Nomura Research Institute Ltd.	117,700	$ 3,322,729
Secom Co. Ltd.	17,700	1,048,844
		$4,371,573
Computer Software – 1.1%
Cadence Design Systems, Inc. (a)	16,677	$ 5,132,347
Computer Software - Systems – 6.9%
Amadeus IT Group S.A.	83,475	$ 5,555,166
Cap Gemini S.A.	5,916	1,171,791
Constellation Software, Inc.	2,034	5,860,739
Fujitsu Ltd.	181,700	2,854,848
Hitachi Ltd.	572,500	12,904,990
RSSFS-SEM
1

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Samsung Electronics Co. Ltd.	64,927	$ 3,815,486
		$32,163,020
Construction – 0.8%
Techtronic Industries Co. Ltd.	329,000	$ 3,758,050
Consumer Products – 0.7%
Kao Corp.	84,600	$ 3,437,447
Consumer Services – 0.8%
CAR Group Ltd.	68,075	$ 1,593,859
Persol Holdings Co. Ltd.	726,800	1,009,874
SEEK Ltd.	66,156	937,629
		$3,541,362
Electrical Equipment – 5.8%
Legrand S.A.	53,327	$ 5,314,209
Mitsubishi Electric Corp.	310,400	4,953,397
Schneider Electric SE	70,995	16,939,676
		$27,207,282
Electronics – 4.5%
ASML Holding N.V.	6,324	$ 6,530,229
NXP Semiconductors N.V.	12,752	3,431,436
Renesas Electronics Corp.	237,100	4,476,692
Taiwan Semiconductor Manufacturing Co. Ltd.	216,804	6,455,702
		$20,894,059
Energy - Independent – 1.2%
Reliance Industries Ltd.	74,028	$ 2,771,222
Woodside Energy Group Ltd.	144,001	2,715,472
		$5,486,694
Energy - Integrated – 3.8%
Eni S.p.A.	267,596	$ 4,121,024
Galp Energia SGPS S.A., “B”	279,097	5,894,290
TotalEnergies SE	118,997	7,931,040
		$17,946,354
Food & Beverages – 2.9%
Nestle S.A.	105,672	$ 10,787,730
Novozymes A/S	44,660	2,732,610
		$13,520,340
Food & Drug Stores – 0.3%
Seven & I Holdings Co. Ltd.	134,400	$ 1,637,292
Gaming & Lodging – 1.8%
Aristocrat Leisure Ltd.	114,914	$ 3,799,539
Flutter Entertainment PLC (a)	6,838	1,241,279
Sands China Ltd. (a)	522,800	1,089,913
Whitbread PLC	56,119	2,100,732
		$8,231,463
2

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.5%
AIA Group Ltd.	780,400	$ 5,296,573
Aon PLC	18,832	5,528,699
Beazley PLC	521,896	4,670,877
Hiscox Ltd.	173,180	2,517,542
Willis Towers Watson PLC	8,732	2,289,006
Zurich Insurance Group AG	10,156	5,403,097
		$25,705,794
Leisure & Toys – 0.2%
Yamaha Corp.	43,800	$ 1,028,378
Machinery & Tools – 5.0%
Daikin Industries Ltd.	32,100	$ 4,434,372
GEA Group AG	99,833	4,151,084
RB Global, Inc.	38,163	2,910,659
SMC Corp.	11,000	5,251,869
Toyota Industries Corp.	46,400	3,927,996
Weir Group PLC	104,133	2,597,661
		$23,273,641
Major Banks – 7.3%
Bank of Ireland Group PLC	385,877	$ 4,019,940
BNP Paribas S.A.	104,759	6,712,954
DBS Group Holdings Ltd.	136,400	3,594,233
Mitsubishi UFJ Financial Group, Inc.	507,500	5,475,372
NatWest Group PLC	2,283,041	8,955,290
UBS Group AG	182,368	5,338,199
		$34,095,988
Medical Equipment – 2.4%
ConvaTec Group PLC	936,364	$ 2,779,227
Olympus Corp.	178,200	2,872,532
QIAGEN N.V.	99,919	4,125,170
Terumo Corp.	87,000	1,444,394
		$11,221,323
Metals & Mining – 2.1%
Glencore PLC	987,409	$ 5,630,554
Mitsui & Co. Ltd.	192,400	4,388,959
		$10,019,513
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	404,500	$ 1,416,699
Natural Gas - Pipeline – 0.3%
APA Group	229,160	$ 1,217,604
Other Banks & Diversified Financials – 3.9%
HDFC Bank Ltd.	212,652	$ 4,293,970
Julius Baer Group Ltd.	85,159	4,758,174
Macquarie Group Ltd.	30,552	4,167,254
Visa, Inc., “A”	18,763	4,924,725
		$18,144,123
3

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 9.3%
Chugai Pharmaceutical Co. Ltd.	81,900	$ 2,923,569
Kyowa Kirin Co. Ltd.	26,600	454,771
Merck KGaA	31,476	5,216,505
Novo Nordisk A.S., “B”	130,812	18,687,301
Roche Holding AG	42,282	11,741,732
Sanofi	38,371	3,688,271
Santen Pharmaceutical Co. Ltd.	111,300	1,137,281
		$43,849,430
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	23,920	$ 3,954,243
Real Estate – 1.1%
LEG Immobilien SE	63,554	$ 5,190,499
Restaurants – 0.2%
Yum China Holdings, Inc.	36,261	$ 1,118,289
Specialty Chemicals – 7.3%
Akzo Nobel N.V.	29,419	$ 1,788,927
Croda International PLC	55,603	2,762,694
Linde PLC	34,638	15,199,501
Nitto Denko Corp.	31,500	2,497,186
Shin-Etsu Chemical Co. Ltd.	80,500	3,131,142
Sika AG	15,318	4,360,456
Symrise AG	35,679	4,367,454
		$34,107,360
Specialty Stores – 0.3%
ZOZO, Inc.	56,300	$ 1,412,413
Telecommunications - Wireless – 2.1%
Advanced Info Service Public Co. Ltd.	397,000	$ 2,271,817
Cellnex Telecom S.A.	72,239	2,344,465
KDDI Corp.	91,400	2,422,121
SoftBank Group Corp.	46,700	3,044,610
		$10,083,013
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	102,576	$ 1,476,435
Tobacco – 1.1%
British American Tobacco PLC	162,349	$ 4,990,630
Utilities - Electric Power – 2.0%
CLP Holdings Ltd.	200,000	$ 1,616,074
E.ON SE	198,244	2,598,049
Iberdrola S.A.	402,827	5,226,505
		$9,440,628
Total Common Stocks (Identified Cost, $348,130,945)		$460,672,518

4

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,868	$ 0

Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $6,774,742)	6,774,650	$ 6,775,328
Collateral for Securities Loaned – 0.5%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.25% (j) (Identified Cost, $2,260,660)	2,260,660	$ 2,260,660
Other Assets, Less Liabilities – (0.1)%		(452,376)
Net Assets – 100.0%		$469,256,130
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,775,328 and $462,933,178, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Research International Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value, including $2,142,139 of securities on loan (identified cost, $350,391,605)	$462,933,178
Investments in affiliated issuers, at value (identified cost, $6,774,742)	6,775,328
Foreign currency, at value (identified cost, $127,001)	126,948
Receivables for
Investments sold	160,509
Fund shares sold	74,191
Interest and dividends	1,814,540
Other assets	1,917
Total assets	$471,886,611
Liabilities
Payables for
Fund shares reacquired	$74,099
Collateral for securities loaned, at value	2,260,660
Payable to affiliates
Investment adviser	18,234
Administrative services fee	847
Shareholder servicing costs	17
Distribution and/or service fees	3,389
Deferred foreign capital gains tax expense payable	179,933
Accrued expenses and other liabilities	93,302
Total liabilities	$2,630,481
Net assets	$469,256,130
Net assets consist of
Paid-in capital	$369,461,981
Total distributable earnings (loss)	99,794,149
Net assets	$469,256,130
Shares of beneficial interest outstanding	26,590,986
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$345,612,800	19,498,757	$17.72
Service Class	123,643,330	7,092,229	17.43
See Notes to Financial Statements
6

MFS Research International Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$8,242,167
Dividends from affiliated issuers	79,560
Interest	12,069
Income on securities loaned	2,513
Other	371
Foreign taxes withheld	(778,287)
Total investment income	$7,558,393
Expenses
Management fee	$2,095,569
Distribution and/or service fees	150,097
Shareholder servicing costs	1,317
Administrative services fee	38,359
Independent Trustees' compensation	4,960
Custodian fee	45,828
Shareholder communications	6,195
Audit and tax fees	36,413
Legal fees	1,230
Miscellaneous	15,271
Total expenses	$2,395,239
Reduction of expenses by investment adviser	(169,851)
Net expenses	$2,225,388
Net investment income (loss)	$5,333,005
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $8,339 foreign capital gains tax)	$(5,270,276)
Affiliated issuers	(1,131)
Foreign currency	(53,869)
Net realized gain (loss)	$(5,325,276)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $10,841 increase in deferred foreign capital gains tax)	$22,756,890
Affiliated issuers	231
Translation of assets and liabilities in foreign currencies	(59,258)
Net unrealized gain (loss)	$22,697,863
Net realized and unrealized gain (loss)	$17,372,587
Change in net assets from operations	$22,705,592
See Notes to Financial Statements
7

MFS Research International Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$5,333,005	$6,596,392
Net realized gain (loss)	(5,325,276)	(4,875,837)
Net unrealized gain (loss)	22,697,863	55,625,616
Change in net assets from operations	$22,705,592	$57,346,171
Total distributions to shareholders	$—	$(4,297,390)
Change in net assets from fund share transactions	$(16,839,697)	$(32,018,140)
Total change in net assets	$5,865,895	$21,030,641
Net assets
At beginning of period	463,390,235	442,359,594
At end of period	$469,256,130	$463,390,235
See Notes to Financial Statements
8

MFS Research International Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$16.88	$15.10	$19.13	$18.14	$16.96	$14.07
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.25	$0.22	$0.18	$0.17	$0.31
Net realized and unrealized gain (loss)	0.64	1.70	(3.59)	1.91	1.92	3.51
Total from investment operations	$0.84	$1.95	$(3.37)	$2.09	$2.09	$3.82
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.30)	$(0.16)	$(0.34)	$(0.24)
From net realized gain	—	—	(0.36)	(0.94)	(0.57)	(0.69)
Total distributions declared to shareholders	$—	$(0.17)	$(0.66)	$(1.10)	$(0.91)	$(0.93)
Net asset value, end of period (x)	$17.72	$16.88	$15.10	$19.13	$18.14	$16.96
Total return (%) (k)(r)(s)(x)	4.98(n)	13.01	(17.58)	11.57	12.95	28.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96(a)	0.96	0.99	0.96	0.98	0.99
Expenses after expense reductions	0.89(a)	0.93	0.96	0.95	0.96	0.96
Net investment income (loss)	2.35(a)	1.55	1.40	0.96	1.06	1.99
Portfolio turnover rate	6(n)	18	22	23	28	24
Net assets at end of period (000 omitted)	$345,613	$346,485	$314,093	$387,370	$369,243	$356,291

See Notes to Financial Statements
9

MFS Research International Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$16.63	$14.86	$18.84	$17.90	$16.74	$13.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.21	$0.19	$0.13	$0.14	$0.26
Net realized and unrealized gain (loss)	0.62	1.69	(3.55)	1.88	1.89	3.47
Total from investment operations	$0.80	$1.90	$(3.36)	$2.01	$2.03	$3.73
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.26)	$(0.13)	$(0.30)	$(0.20)
From net realized gain	—	—	(0.36)	(0.94)	(0.57)	(0.69)
Total distributions declared to shareholders	$—	$(0.13)	$(0.62)	$(1.07)	$(0.87)	$(0.89)
Net asset value, end of period (x)	$17.43	$16.63	$14.86	$18.84	$17.90	$16.74
Total return (%) (k)(r)(s)(x)	4.81(n)	12.83	(17.80)	11.27	12.71	27.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.21(a)	1.21	1.24	1.22	1.23	1.24
Expenses after expense reductions	1.14(a)	1.18	1.21	1.20	1.21	1.21
Net investment income (loss)	2.12(a)	1.32	1.20	0.69	0.87	1.65
Portfolio turnover rate	6(n)	18	22	23	28	24
Net assets at end of period (000 omitted)	$123,643	$116,905	$128,267	$141,471	$120,742	$100,445
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Research International Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Research International Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party
11

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$10,600,502	$80,238,174	$—	$90,838,676
France	—	66,194,242	—	66,194,242
United Kingdom	22,260,326	27,231,433	—	49,491,759
Switzerland	32,754,959	15,101,752	—	47,856,711
United States	37,393,346	—	—	37,393,346
Germany	23,256,977	6,749,133	—	30,006,110
Denmark	2,732,610	18,687,301	—	21,419,911
Australia	—	19,757,781	—	19,757,781
Netherlands	8,319,156	7,530,363	—	15,849,519
Other Countries	57,044,640	24,819,823	—	81,864,463
Mutual Funds	9,035,988	—	—	9,035,988
Total	$203,398,504	$266,310,002	$—	$469,708,506
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $2,142,139.  The fair value of the fund's investment securities on loan and a related liability of $2,260,660 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for
12

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$4,297,390
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$362,023,855
Gross appreciation	123,431,264
Gross depreciation	(15,746,613)
Net unrealized appreciation (depreciation)	$107,684,651
As of 12/31/23
Undistributed ordinary income	7,362,548
Capital loss carryforwards	(15,019,362)
Other temporary differences	(171,318)
Net unrealized appreciation (depreciation)	84,916,689
13

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(519,265)
Long-Term	(14,500,097)
Total	$(15,019,362)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$—	$3,411,851
Service Class	—	885,539
Total	$—	$4,297,390
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $30,321, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.89% of average daily net assets for the Initial Class shares and 1.14% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this reduction amounted to $139,530, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
14

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $670, which equated to 0.0003% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $647.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0165% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $27,520,383 and $44,905,039, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	213,042	$3,673,426	1,532,677	$23,585,812
Service Class	638,216	10,912,454	1,490,697	23,637,555
	851,258	$14,585,880	3,023,374	$47,223,367
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	215,667	$3,411,851
Service Class	—	—	56,802	885,539
	—	$—	272,469	$4,297,390
Shares reacquired
Initial Class	(1,237,802)	$(21,570,000)	(2,026,696)	$(32,655,004)
Service Class	(577,646)	(9,855,577)	(3,144,794)	(50,883,893)
	(1,815,448)	$(31,425,577)	(5,171,490)	$(83,538,897)
Net change
Initial Class	(1,024,760)	$(17,896,574)	(278,352)	$(5,657,341)
Service Class	60,570	1,056,877	(1,597,295)	(26,360,799)
	(964,190)	$(16,839,697)	(1,875,647)	$(32,018,140)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 16%, 6%, and 3%, respectively, of the value of outstanding voting shares of the fund.
15

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $1,177 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,012,784	$27,144,052	$23,380,608	$(1,131)	$231	$6,775,328
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$79,560	$—
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research International Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Technology Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Technology Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.2%
Business Services – 4.9%
Accenture PLC, “A”	10,997	$ 3,336,600
Factset Research Systems, Inc.	2,022	825,522
MSCI, Inc.	1,530	737,077
Tyler Technologies, Inc. (a)	2,454	1,233,822
Verisk Analytics, Inc., “A”	8,129	2,191,172
		$8,324,193
Computer Software – 20.4%
Cadence Design Systems, Inc. (a)	7,669	$ 2,360,135
Datadog, Inc., “A” (a)	5,109	662,586
Dun & Bradstreet Holdings, Inc.	48,171	446,064
Intuit, Inc.	5,223	3,432,608
Microsoft Corp. (s)	37,941	16,957,730
Oracle Corp.	27,081	3,823,837
Salesforce, Inc.	18,792	4,831,423
Synopsys, Inc. (a)	2,717	1,616,778
Topicus.com, Inc.	8,370	715,829
		$34,846,990
Computer Software - Systems – 16.8%
Apple, Inc.	46,837	$ 9,864,809
Arista Networks, Inc. (a)	6,250	2,190,500
Constellation Software, Inc.	604	1,740,357
Descartes Systems Group, Inc. (a)	16,619	1,610,211
Hitachi Ltd.	151,500	3,415,032
HubSpot, Inc. (a)	2,381	1,404,290
International Business Machines Corp.	4,055	701,312
ServiceNow, Inc. (a)	6,362	5,004,795
Shopify, Inc. (a)	40,069	2,646,557
		$28,577,863
Consumer Services – 0.6%
Booking Holdings, Inc.	248	$ 982,452
Electrical Equipment – 1.6%
Amphenol Corp., “A”	40,570	$ 2,733,201
Electronics – 25.0%
Advanced Micro Devices (a)(s)	19,499	$ 3,162,934
Analog Devices, Inc.	8,829	2,015,308
Applied Materials, Inc.	15,445	3,644,866
ASML Holding N.V., ADR	634	648,411
Broadcom, Inc.	3,704	5,946,883
Intel Corp.	48,074	1,488,852
KLA Corp.	4,886	4,028,556
Lam Research Corp.	2,984	3,177,512
Marvell Technology, Inc.	46,127	3,224,277
Micron Technology, Inc.	9,791	1,287,810
NVIDIA Corp. (s)	91,678	11,325,900
Onto Innovation, Inc. (a)	5,436	1,193,528
TKSFS-SEM
1

MFS Technology Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	$ 1,459,057
		$42,603,894
Insurance – 0.4%
Aon PLC	2,154	$ 632,371
Internet – 20.1%
Alphabet, Inc., “A” (s)	79,194	$ 14,425,187
Gartner, Inc. (a)	5,084	2,283,021
Meta Platforms, Inc., “A”	31,219	15,741,244
Pinterest, Inc. (a)	43,274	1,907,085
		$34,356,537
Network & Telecom – 1.3%
Qualcomm, Inc.	10,924	$ 2,175,842
Other Banks & Diversified Financials – 0.9%
Mastercard, Inc., “A”	1,425	$ 628,653
S&P Global, Inc.	2,049	913,854
		$1,542,507
Specialty Stores – 1.2%
Amazon.com, Inc. (a)(s)	10,642	$ 2,056,566
Total Common Stocks (Identified Cost, $87,075,181)		$158,832,416
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	849	$ 0

Investment Companies (h) – 5.5%
Money Market Funds – 5.5%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $9,407,654)	9,407,565	$ 9,408,506
Other Assets, Less Liabilities – 1.3%		2,199,231
Net Assets – 100.0%		$170,440,153
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,408,506 and $158,832,416, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
2

MFS Technology Portfolio
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At June 30, 2024, the fund had cash collateral of $24,215 and other liquid securities with an aggregate value of $776,315 to cover any collateral or margin obligations for securities sold short and/or certain  derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
3

MFS Technology Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $87,075,181)	$158,832,416
Investments in affiliated issuers, at value (identified cost, $9,407,654)	9,408,506
Foreign currency, at value (identified cost, $6)	6
Deposits with brokers	24,215
Receivables for
Investments sold	6,023,728
Fund shares sold	9,119
Dividends	15,274
Other assets	850
Total assets	$174,314,114
Liabilities
Payables for
Investments purchased	$3,711,547
Fund shares reacquired	107,958
Payable to affiliates
Investment adviser	13,765
Administrative services fee	380
Shareholder servicing costs	8
Distribution and/or service fees	3,838
Accrued expenses and other liabilities	36,465
Total liabilities	$3,873,961
Net assets	$170,440,153
Net assets consist of
Paid-in capital	$78,541,653
Total distributable earnings (loss)	91,898,500
Net assets	$170,440,153
Shares of beneficial interest outstanding	4,743,884
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$30,357,454	787,995	$38.52
Service Class	140,082,699	3,955,889	35.41
See Notes to Financial Statements
4

MFS Technology Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Dividends	$419,522
Dividends from affiliated issuers	71,822
Other	1,579
Income on securities loaned	7
Foreign taxes withheld	(7,045)
Total investment income	$485,885
Expenses
Management fee	$574,413
Distribution and/or service fees	156,904
Shareholder servicing costs	544
Administrative services fee	16,061
Independent Trustees' compensation	2,253
Custodian fee	5,269
Shareholder communications	1,967
Audit and tax fees	34,272
Legal fees	329
Miscellaneous	13,738
Total expenses	$805,750
Reduction of expenses by investment adviser	(9,959)
Net expenses	$795,791
Net investment income (loss)	$(309,906)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$19,277,823
Affiliated issuers	(228)
Foreign currency	(513)
Net realized gain (loss)	$19,277,082
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$16,954,445
Affiliated issuers	781
Translation of assets and liabilities in foreign currencies	20
Net unrealized gain (loss)	$16,955,246
Net realized and unrealized gain (loss)	$36,232,328
Change in net assets from operations	$35,922,422
See Notes to Financial Statements
5

MFS Technology Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$(309,906)	$(465,041)
Net realized gain (loss)	19,277,082	6,689,229
Net unrealized gain (loss)	16,955,246	44,505,953
Change in net assets from operations	$35,922,422	$50,730,141
Change in net assets from fund share transactions	$(3,033,708)	$(11,239,695)
Total change in net assets	$32,888,714	$39,490,446
Net assets
At beginning of period	137,551,439	98,060,993
At end of period	$170,440,153	$137,551,439
See Notes to Financial Statements
6

MFS Technology Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$30.43	$19.73	$33.58	$31.10	$21.18	$17.34
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.05)	$(0.09)	$(0.21)	$(0.14)	$(0.09)
Net realized and unrealized gain (loss)	8.12	10.75	(11.54)	4.47	10.06	6.16
Total from investment operations	$8.09	$10.70	$(11.63)	$4.26	$9.92	$6.07
Less distributions declared to shareholders
From net realized gain	$—	$—	$(2.22)	$(1.78)	$—	$(2.23)
Net asset value, end of period (x)	$38.52	$30.43	$19.73	$33.58	$31.10	$21.18
Total return (%) (k)(r)(s)(x)	26.59(n)	54.23	(35.70)	13.68	46.84	36.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85(a)	0.86	0.89	0.88	0.94	0.97
Expenses after expense reductions	0.83(a)	0.84	0.88	0.87	0.93	0.96
Net investment income (loss)	(0.20)(a)	(0.18)	(0.37)	(0.62)	(0.55)	(0.44)
Portfolio turnover rate	21(n)	43	28	44	57	33
Net assets at end of period (000 omitted)	$30,357	$24,700	$17,106	$28,740	$28,768	$19,336
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	N/A	0.86	0.91	0.93

See Notes to Financial Statements
7

MFS Technology Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$28.01	$18.21	$31.29	$29.15	$19.91	$16.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.10)	$(0.14)	$(0.27)	$(0.19)	$(0.13)
Net realized and unrealized gain (loss)	7.47	9.90	(10.72)	4.19	9.43	5.83
Total from investment operations	$7.40	$9.80	$(10.86)	$3.92	$9.24	$5.70
Less distributions declared to shareholders
From net realized gain	$—	$—	$(2.22)	$(1.78)	$—	$(2.23)
Net asset value, end of period (x)	$35.41	$28.01	$18.21	$31.29	$29.15	$19.91
Total return (%) (k)(r)(s)(x)	26.42(n)	53.82	(35.85)	13.43	46.41	35.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.10(a)	1.11	1.15	1.13	1.19	1.22
Expenses after expense reductions	1.08(a)	1.09	1.13	1.12	1.18	1.21
Net investment income (loss)	(0.45)(a)	(0.43)	(0.62)	(0.87)	(0.81)	(0.69)
Portfolio turnover rate	21(n)	43	28	44	57	33
Net assets at end of period (000 omitted)	$140,083	$112,852	$80,955	$105,624	$75,544	$48,811
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	N/A	1.11	1.16	1.18
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
8

MFS Technology Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Technology Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party
9

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$146,596,962	$—	$—	$146,596,962
Canada	6,712,954	0	—	6,712,954
Japan	—	3,415,032	—	3,415,032
Taiwan	1,459,057	—	—	1,459,057
Netherlands	648,411	—	—	648,411
Mutual Funds	9,408,506	—	—	9,408,506
Total	$164,825,890	$3,415,032	$—	$168,240,922
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned.  On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2024, there were no securities on loan or collateral outstanding.
10

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and straddle loss deferrals.
The fund declared no distributions for the current period or for the year ended December 31, 2023.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$97,027,639
Gross appreciation	72,075,547
Gross depreciation	(862,264)
Net unrealized appreciation (depreciation)	$71,213,283
As of 12/31/23
Undistributed long-term capital gain	1,717,966
Other temporary differences	55
Net unrealized appreciation (depreciation)	54,258,057
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.
11

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $9,959, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $323, which equated to 0.0004% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $221.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0210% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2024, this reimbursement amounted to $863, which is included in “Other” income in the Statement of Operations.
12

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended June 30, 2024, purchases and sales of investments, other than short-term obligations, aggregated $31,301,922 and $45,751,773, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	41,416	$1,441,985	144,210	$3,817,661
Service Class	384,391	12,209,058	609,317	13,940,529
	425,807	$13,651,043	753,527	$17,758,190
Shares reacquired
Initial Class	(64,990)	$(2,242,995)	(199,443)	$(5,075,351)
Service Class	(457,592)	(14,441,756)	(1,026,518)	(23,922,534)
	(522,582)	$(16,684,751)	(1,225,961)	$(28,997,885)
Net change
Initial Class	(23,574)	$(801,010)	(55,233)	$(1,257,690)
Service Class	(73,201)	(2,232,698)	(417,201)	(9,982,005)
	(96,775)	$(3,033,708)	(472,434)	$(11,239,695)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $357 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$559,020	$17,222,372	$8,373,439	$(228)	$781	$9,408,506
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$71,822	$—
13

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Technology Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
14

MFS U.S. Government Money Market Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS U.S. Government Money Market Portfolio
Portfolio of Investments − 6/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 75.8%
Fannie Mae, 5.26%, due 7/11/2024	$14,900,000	$ 14,878,354
Federal Farm Credit Bank, 5.3%, due 7/05/2024	2,600,000	2,598,480
Federal Farm Credit Bank, 5.27%, due 7/16/2024	10,450,000	10,427,402
Federal Farm Credit Bank, 5.3%, due 7/31/2024	4,650,000	4,629,617
Federal Home Loan Bank, 5.31%, due 7/05/2024	7,800,000	7,795,439
Federal Home Loan Bank, 5.32%, due 8/28/2024	16,150,000	16,013,268
Federal Home Loan Bank, 5.31%, due 9/03/2024	5,950,000	5,894,520
Freddie Mac, 5.23%, due 7/01/2024	12,150,000	12,150,000
U.S. Treasury Bill, 5.32%, due 7/02/2024	12,650,000	12,648,147
U.S. Treasury Bill, 5.31%, due 7/09/2024	9,900,000	9,888,525
U.S. Treasury Bill, 5.3%, due 7/18/2024	22,400,000	22,344,504
U.S. Treasury Bill, 5.3%, due 7/23/2024	14,400,000	14,353,923
U.S. Treasury Bill, 5.3%, due 7/30/2024	16,100,000	16,032,001
U.S. Treasury Bill, 5.32%, due 8/06/2024	12,000,000	11,937,294
U.S. Treasury Bill, 5.32%, due 8/13/2024	10,400,000	10,334,970
U.S. Treasury Bill, 5.33%, due 8/20/2024	7,100,000	7,048,352
U.S. Treasury Bill, 5.3%, due 9/19/2024	9,500,000	9,389,526
U.S. Treasury Bill, 5.31%, due 10/01/2024	11,750,000	11,593,255
U.S. Treasury Bill, 5.3%, due 10/15/2024	12,400,000	12,209,722
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$212,167,299
Repurchase Agreements – 24.4%
BofA Securities, Inc. Repurchase Agreement, 5.3%, dated 6/28/2024, due 7/01/2024, total to be received $34,185,092 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $34,879,515)	$34,170,000	$ 34,170,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 5.29%, dated 6/28/2024, due 7/01/2024, total to be received $34,185,297 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $34,853,836)	34,170,234	34,170,234
Total Repurchase Agreements, at Cost and Value		$68,340,234
Other Assets, Less Liabilities – (0.2)%		(672,278)
Net Assets – 100.0%		$279,835,255
(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
MKSFS-SEM
1

MFS U.S. Government Money Market Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/24 Assets
Investments in unaffiliated issuers, at cost and value	$212,167,299
Investments in unaffiliated repurchase agreements, at cost and value	68,340,234
Cash	2
Receivables for
Fund shares sold	462,981
Interest	30,155
Other assets	1,053
Total assets	$281,001,724
Liabilities
Payables for
Fund shares reacquired	$1,112,981
Payable to affiliates
Investment adviser	11,807
Administrative services fee	548
Shareholder servicing costs	7
Accrued expenses and other liabilities	41,126
Total liabilities	$1,166,469
Net assets	$279,835,255
Net assets consist of
Paid-in capital	$279,835,255
Net assets	$279,835,255
Shares of beneficial interest outstanding	280,025,374
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$178,176,021	178,296,462	$1.00
Service Class	101,659,234	101,728,912	1.00
See Notes to Financial Statements
2

MFS U.S. Government Money Market Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/24
Net investment income (loss)
Income
Interest	$7,431,757
Expenses
Management fee	$554,621
Distribution and/or service fees	127,268
Shareholder servicing costs	413
Administrative services fee	24,926
Independent Trustees' compensation	3,457
Custodian fee	6,388
Shareholder communications	4,211
Audit and tax fees	22,250
Legal fees	764
Miscellaneous	18,574
Total expenses	$762,872
Reduction of expenses by investment adviser and distributor	(145,322)
Net expenses	$617,550
Net investment income (loss)	$6,814,207
Change in net assets from operations	$6,814,207
See Notes to Financial Statements
3

MFS U.S. Government Money Market Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23
Change in net assets
From operations
Net investment income (loss)	$6,814,207	$12,116,132
Net realized gain (loss)	0	4,412
Change in net assets from operations	$6,814,207	$12,120,544
Total distributions to shareholders	$(6,814,207)	$(12,116,132)
Change in net assets from fund share transactions	$(457,453)	$20,672,163
Total change in net assets	$(457,453)	$20,676,575
Net assets
At beginning of period	280,292,708	259,616,133
At end of period	$279,835,255	$280,292,708
See Notes to Financial Statements
4

MFS U.S. Government Money Market Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.01	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	0.00	(0.01)(g)	0.00	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.04	$0.01	$0.00(w)	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.01)	$—	$(0.00)(w)	$(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (k)(r)	2.47(n)	4.58	1.17	0.00	0.22	1.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.46(a)	0.45	0.46	0.46	0.52	0.56
Expenses after expense reductions	0.45(a)	0.44	0.33	0.04	0.24	0.55
Net investment income (loss)	4.91(a)	4.50	1.17	0.00	0.20	1.63
Net assets at end of period (000 omitted)	$178,176	$175,408	$159,395	$149,896	$155,937	$149,689
Service Class	Six months ended	Year ended
	6/30/24 (unaudited)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.01	$0.00	$0.00(w)	$0.02
Net realized and unrealized gain (loss)	0.00	(0.01)(g)	0.00	0.00(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.04	$0.01	$0.00(w)	$0.00(w)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.01)	$—	$(0.00)(w)	$(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (k)(r)	2.47(n)	4.58	1.17	0.00	0.22	1.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71(a)	0.70	0.71	0.71	0.77	0.81
Expenses after expense reductions	0.45(a)	0.44	0.33	0.04	0.25	0.55
Net investment income (loss)	4.91(a)	4.51	1.15	0.00	0.21	1.64
Net assets at end of period (000 omitted)	$101,659	$104,885	$100,221	$105,117	$114,985	$114,543

See Notes to Financial Statements
5

MFS U.S. Government Money Market Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
6

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS U.S. Government Money Market Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$280,507,533	$—	$280,507,533
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of
7

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At June 30, 2024, the fund had investments in repurchase agreements with a gross value of $68,340,234 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended December 31, 2023, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/23
Ordinary income (including any short-term capital gains)	$12,116,132
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/24
Cost of investments	$280,507,533
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Initial Class	$4,312,207	$7,491,202
Service Class	2,502,000	4,624,930
Total	$6,814,207	$12,116,132
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MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2024, this management fee reduction amounted to $18,054, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.45% of average daily net assets for each of the Initial Class and Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly. MFD has agreed in writing to waive the entire 0.25% distribution and/or service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2026. For the six months ended June 30, 2024, this waiver amounted to $127,268, which is included in the reduction of total expenses in the Statement of Operations. The distribution and/or service fees incurred for the six months ended June 30, 2024 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2024, the fee was $256, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2024, these costs amounted to $157.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2024 was equivalent to an annual effective rate of 0.0180% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
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MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
(4)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 6/30/24	Year ended 12/31/23
Shares sold
Initial Class	16,542,921	39,272,729
Service Class	9,184,890	29,732,937
	25,727,811	69,005,666
Shares issued to shareholders in reinvestment of distributions
Initial Class	4,312,207	7,491,202
Service Class	2,502,000	4,624,930
	6,814,207	12,116,132
Shares reacquired
Initial Class	(18,085,694)	(30,751,186)
Service Class	(14,913,777)	(29,698,449)
	(32,999,471)	(60,449,635)
Net change
Initial Class	2,769,434	16,012,745
Service Class	(3,226,887)	4,659,418
	(457,453)	20,672,163
(5)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2024, the fund’s commitment fee and interest expense were $700 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
10

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Money Market Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Money Market Portfolio.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
11

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   August 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  August 15, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  August 15, 2024

*  Print name and title of each signing officer under his or her signature.